UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2016 are attached.

Transamerica Asset Allocation Variable Funds

Quarterly Schedules of Investments

March 31, 2016

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

The above accounts are “fund of funds” fully invested in various accounts of the Transamerica Partners Variable Funds.

Each Transamerica Partners Variable Fund is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Transamerica Partners Portfolios which are located in this report.

Transamerica Asset Allocation Variable – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.0%
Transamerica Partners Variable International Equity (A) (B)	6,265	$ 126,240

Money Market Fund - 0.2%
Transamerica Partners Variable Money Market (A) (B)	596	12,561

U.S. Equity Funds - 8.2%
Transamerica Partners Variable Large Growth (A) (B)	2,261	198,995
Transamerica Partners Variable Large Value (A) (B)	2,484	187,512
Transamerica Partners Variable Small Core (A) (B)	2,422	127,808

		514,315

U.S. Fixed Income Funds - 89.6%
Transamerica Partners Variable Core Bond (A) (B)	65,967	3,016,402
Transamerica Partners Variable High Quality Bond (A) (B)	56,113	995,437
Transamerica Partners Variable High Yield Bond (A) (B)	21,654	640,881
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	36,097	976,627

		5,629,347

Total Investment Companies (Cost $5,786,876)		6,282,463

Total Investments (Cost $5,786,876) (C)		6,282,463
Net Other Assets (Liabilities) - (0.0)% (D)		(1,068)

Net Assets - 100.0%		$ 6,281,395

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,282,463	$—	$—	$6,282,463

Total Investments	$6,282,463	$—	$—	$6,282,463

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $5,786,876. Aggregate gross unrealized appreciation for all securities is $495,587.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2016 Form N-Q

Transamerica Asset Allocation Variable –

Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.3%
Transamerica Partners Variable International Equity (A) (B)	97,712	$ 1,968,853

Money Market Fund - 0.2%
Transamerica Partners Variable Money Market (A) (B)	1,488	31,390

U.S. Equity Funds - 40.3%
Transamerica Partners Variable Large Growth (A) (B)	30,414	2,677,305
Transamerica Partners Variable Large Value (A) (B)	35,090	2,648,980
Transamerica Partners Variable Small Core (A) (B)	31,878	1,682,023

		7,008,308

U.S. Fixed Income Funds - 48.2%
Transamerica Partners Variable Core Bond (A) (B)	88,450	4,044,445
Transamerica Partners Variable High Quality Bond (A) (B)	77,259	1,370,545
Transamerica Partners Variable High Yield Bond (A) (B)	33,269	984,633
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	72,757	1,968,473

		8,368,096

Total Investment Companies (Cost $13,474,249)		17,376,647

Total Investments (Cost $13,474,249) (C)		17,376,647
Net Other Assets (Liabilities) - (0.0)% (D)		(2,927)

Net Assets - 100.0%		$ 17,373,720

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,376,647	$—	$—	$17,376,647

Total Investments	$17,376,647	$—	$—	$17,376,647

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $13,474,249. Aggregate gross unrealized appreciation for all securities is $3,902,398.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2016 Form N-Q

Transamerica Asset Allocation Variable –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.7%
Transamerica Partners Variable International Equity (A) (B)	235,329	$ 4,741,792

Money Market Fund - 0.2%
Transamerica Partners Variable Money Market (A) (B)	3,156	66,563

U.S. Equity Funds - 54.0%
Transamerica Partners Variable Large Growth (A) (B)	66,568	5,859,895
Transamerica Partners Variable Large Value (A) (B)	76,870	5,803,039
Transamerica Partners Variable Small Core (A) (B)	69,561	3,670,333

		15,333,267

U.S. Fixed Income Funds - 29.1%
Transamerica Partners Variable Core Bond (A) (B)	91,935	4,203,783
Transamerica Partners Variable High Quality Bond (A) (B)	30,372	538,793
Transamerica Partners Variable High Yield Bond (A) (B)	35,975	1,064,735
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	90,290	2,442,856

		8,250,167

Total Investment Companies (Cost $20,804,170)		28,391,789

Total Investments (Cost $20,804,170) (C)		28,391,789
Net Other Assets (Liabilities) - (0.0)% (D)		(4,753)

Net Assets - 100.0%		$ 28,387,036

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$28,391,789	$—	$—	$28,391,789

Total Investments	$28,391,789	$—	$—	$28,391,789

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $20,804,170. Aggregate gross unrealized appreciation for all securities is $7,587,619.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2016

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Portfolios (the “Portfolios”).

Subaccount

Transamerica Asset Allocation Variable-Short Horizon Subaccount (“Short Horizon”)

Transamerica Asset Allocation Variable-Intermediate Horizon Subaccount (“Intermediate Horizon”)

Transamerica Asset Allocation Variable-Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Subaccounts’ investments, at March 31, 2016, is disclosed in the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts

Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

3. (continued)

may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in the Security Valuation section of the Portfolios’ Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying subaccounts. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2016, the Subaccounts’ transactions in and earnings from investments in affiliates of TAM are as follows:

Short Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,061,059	$41,609	$(156,692)	$39,774	$30,652	$3,016,402	$—	$—
Transamerica Partners Variable High Quality Bond	1,024,305	15,377	(52,028)	5,319	2,464	995,437	—	—
Transamerica Partners Variable High Yield Bond	647,314	9,045	(32,843)	18,746	(1,381)	640,881	—	—
Transamerica Partners Variable Inflation-Protected Securities	978,244	15,196	(50,145)	5,487	27,845	976,627	—	—
Transamerica Partners Variable International Equity	121,775	11,350	(6,119)	205	(971)	126,240	—	—
Transamerica Partners Variable Large Growth	213,490	2,714	(10,170)	4,800	(11,839)	198,995	—	—
Transamerica Partners Variable Large Value	201,352	2,714	(9,558)	4,267	(11,263)	187,512	—	—
Transamerica Partners Variable Money Market	10,818	434,108	(432,365)	—	—	12,561	—	—
Transamerica Partners Variable Small Core	128,022	1,809	(6,227)	1,398	2,806	127,808	—	—

Total	$6,386,379	$533,922	$(756,147)	$79,996	$38,313	$6,282,463	$—	$—

Intermediate Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$4,187,013	$16,067	$(253,530)	$78,314	$16,581	$4,044,445	$—	$—
Transamerica Partners Variable High Quality Bond	1,441,038	5,356	(86,667)	5,391	5,427	1,370,545	—	—
Transamerica Partners Variable High Yield Bond	1,015,004	4,017	(60,108)	20,872	4,848	984,633	—	—
Transamerica Partners Variable Inflation-Protected Securities	2,015,243	7,900	(121,908)	12,212	55,026	1,968,473	—	—
Transamerica Partners Variable International Equity	1,926,071	178,545	(115,625)	867	(21,005)	1,968,853	—	—
Transamerica Partners Variable Large Growth	2,932,116	9,540	(161,892)	60,011	(162,470)	2,677,305	—	—
Transamerica Partners Variable Large Value	2,906,230	9,540	(158,973)	67,464	(175,281)	2,648,980	—	—
Transamerica Partners Variable Money Market	54,776	1,228,193	(1,251,579)	—	—	31,390	—	—
Transamerica Partners Variable Small Core	1,721,214	6,359	(96,285)	28,407	22,328	1,682,023	—	—

Total	$18,198,705	$1,465,517	$(2,306,567)	$273,538	$(254,546)	$17,376,647	$—	$—

Intermediate/Long Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$4,231,743	$19,772	$(144,924)	$41,125	$56,067	$4,203,783	$—	$—
Transamerica Partners Variable High Quality Bond	581,824	2,636	(49,981)	5,472	(1,158)	538,793	—	—
Transamerica Partners Variable High Yield Bond	1,067,000	5,273	(36,008)	17,997	10,473	1,064,735	—	—
Transamerica Partners Variable Inflation-Protected Securities	2,431,802	11,600	(83,227)	12,242	70,439	2,442,856	—	—
Transamerica Partners Variable International Equity	4,530,283	405,954	(154,831)	(62,753)	23,139	4,741,792	—	—
Transamerica Partners Variable Large Growth	6,239,088	25,703	(196,654)	90,060	(298,302)	5,859,895	—	—
Transamerica Partners Variable Large Value	6,189,059	25,703	(193,970)	43,462	(261,215)	5,803,039	—	—
Transamerica Partners Variable Money Market	76,222	1,245,059	(1,254,718)	—	—	66,563	—	—
Transamerica Partners Variable Small Core	3,650,905	17,136	(116,496)	34,998	83,790	3,670,333	—	—

Total	$28,997,926	$1,758,836	$(2,230,809)	$182,603	$(316,767)	$28,391,789	$—	$—

Transamerica Asset Allocation Variable Funds	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 10.3%
Banks - 10.3%
Bank of Nova Scotia
0.57% (A), 06/10/2016	$ 27,000,000	$ 27,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.96% (A), 06/22/2016	22,000,000	22,000,000
Citibank NA
0.50% (A), 04/11/2016	22,000,000	22,000,000
Svenska Handelsbanken AB
0.62% (A), 05/24/2016	20,000,000	20,000,147

Total Certificates of Deposit (Cost $91,000,147)		91,000,147

CORPORATE DEBT SECURITIES - 4.2%
Banks - 2.0%
Bank of America NA
0.45%, 04/01/2016	18,000,000	18,000,000

Capital Markets - 2.2%
Goldman Sachs Group, Inc.
0.66%, 05/13/2016 (B)	19,000,000	19,000,000

Total Corporate Debt Securities (Cost $37,000,000)		37,000,000

U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal Farm Credit Banks
0.56%, 08/01/2017	2,740,000	2,740,378

Total U.S. Government Agency Obligation (Cost $2,740,378)		2,740,378

COMMERCIAL PAPER - 58.8%
Banks - 25.0%
Australia & New Zealand Banking Group, Ltd.
0.64% (A), 05/23/2016 (C)	17,000,000	17,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.36% (A), 04/05/2016	16,500,000	16,499,340
Barclays Bank PLC
0.51% (A), 04/25/2016 (C)	33,750,000	33,750,000
Commonwealth Bank of Australia
0.83% (A), 06/23/2016 (C)	17,500,000	17,466,512
HSBC USA, Inc.
0.45% (A), 04/19/2016 (C)	15,000,000	14,996,625
Korea Development Bank
0.50% (A), 04/08/2016	7,500,000	7,499,271
0.72% (A), 05/23/2016	13,000,000	12,986,480
Societe Generale SA
0.29% (A), 04/04/2016	16,000,000	15,999,613
0.50% (A), 04/05/2016	12,400,000	12,399,311
Standard Chartered Bank
0.65% (A), 04/04/2016 (C)	13,000,000	12,999,296
Sumitomo Mitsui Banking Corp.
0.36% (A), 04/12/2016 (C)	17,500,000	17,498,075
Thunder Bay Funding LLC
0.44% (A), 04/15/2016 (C)	7,000,000	6,998,802
US Bank NA
0.20% (A), 04/01/2016	36,000,000	36,000,000

		222,093,325

	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets - 2.4%
Cedar Springs Capital Co. LLC
0.10% (A), 04/20/2016 (C)	$ 2,000,000	$ 1,999,314
0.45% (A), 04/08/2016 (C)	3,000,000	2,999,738
0.65% (A), 04/07/2016 (C)	16,500,000	16,498,212

		21,497,264

Chemicals - 0.4%
Monsanto Co.
0.80% (A), 04/19/2016 (C)	4,100,000	4,098,360

Diversified Financial Services - 25.6%
American Honda Finance Corp.
0.52% (A), 04/21/2016	19,000,000	18,994,511
Cancara Asset Securitisation LLC
0.63% (A), 04/01/2016	12,500,000	12,500,000
Collateralized Commercial Paper II Co. LLC
0.47% (A), 04/22/2016 (C)	13,000,000	12,996,436
ING Funding LLC
0.59% (A), 04/05/2016	21,000,000	20,998,623
Kells Funding LLC
0.61% (A), 04/21/2016 (C)	21,000,000	20,995,158
Liberty Street Funding LLC
0.48% (A), 04/12/2016 (C)	7,000,000	6,998,973
0.60% (A), 04/13/2016 (C)	15,000,000	14,997,000
Mont Blanc Capital Corp.
0.62% (A), 04/13/2016 (C)	15,000,000	14,996,900
Nieuw Amsterdam Receivables Corp.
0.57% (A), 04/06/2016 (C)	11,000,000	10,999,129
0.69% (A), 04/01/2016 (C)	15,000,000	15,000,000
Regency Markets No. 1 LLC
0.44% (A), 04/19/2016 - 04/28/2016 (C)	15,000,000	14,995,600
Sheffield Receivables Co. LLC
0.50% (A), 04/06/2016 (C)	17,500,000	17,498,785
Simon Property Group, LP
0.45% (A), 04/18/2016 (C)	13,000,000	12,997,238
Victory Receivables Corp.
0.46% (A), 04/13/2016 (C)	15,000,000	14,997,700
0.52% (A), 04/01/2016 (C)	17,000,000	17,000,000

		226,966,053

Electric Utilities - 0.5%
South Carolina Electric & Gas Co.
0.74% (A), 04/08/2016	4,200,000	4,199,396

Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.73% (A), 04/06/2016 (C)	4,200,000	4,199,574

Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Partners, LP
0.90% (A), 04/20/2016 (C)	4,200,000	4,198,005

Pharmaceuticals - 0.5%
AstraZeneca PLC
0.68% (A), 04/20/2016 (C)	4,200,000	4,198,493

Software - 3.4%
Manhattan Asset Funding Co. LLC
0.45% (A), 04/27/2016 (C)	16,000,000	15,994,800
0.54% (A), 04/20/2016 (C)	6,000,000	5,998,290
0.70% (A), 04/04/2016 (C)	8,000,000	7,999,533

		29,992,623

Total Commercial Paper (Cost $521,443,093)		521,443,093

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
Federal Home Loan Bank Discount Notes
0.34% (A), 04/20/2016	$ 20,000,000	$ 19,996,464
0.39% (A), 06/10/2016	24,000,000	23,982,033

Total Short-Term U.S. Government Agency Obligations (Cost $43,978,497)		43,978,497

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.6%
U.S. Treasury Bill
0.28% (A), 06/09/2016	23,500,000	23,487,434

Total Short-Term U.S. Government Obligation (Cost $23,487,434)		23,487,434

REPURCHASE AGREEMENTS - 18.8%
Goldman Sachs & Co. 0.30% (A), dated 03/31/2016, to be repurchased at $23,000,192 on 04/01/2016. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, due 12/20/2040 - 09/01/2041, and with a total value of $23,460,000.	23,000,000	23,000,000
ING Financial Markets LLC 0.28% (A), dated 03/31/2016, to be repurchased at $39,800,310 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2046, and with a value of $40,600,420.	39,800,000	39,800,000
Jefferies LLC 0.48% (A), dated 03/31/2016, to be repurchased at $45,000,600 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/01/2045, and with a total value of $45,900,000.	45,000,000	45,000,000
Nomura Securities International, Inc. 0.32% (A), dated 03/31/2016, to be repurchased at $58,300,518 on 04/01/2016. Collateralized by a U.S. Government Obligation and U.S. Government Agency Obligations, 2.50% - 9.50%, due 04/01/2016 - 02/20/2066, and with a total value of $59,466,001.	58,300,000	58,300,000
State Street Bank & Trust Co. 0.03% (A), dated 03/31/2016, to be repurchased at $378,766 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.25%, due 01/31/2020, and with a value of $387,888.	378,766	378,766

Total Repurchase Agreements (Cost $166,478,766)		166,478,766

Total Investments (Cost $886,128,315) (D)		886,128,315
Net Other Assets (Liabilities) - (0.0)% (E)		(71,499)

Net Assets - 100.0%		$ 886,056,816

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Certificates of Deposit	$—	$91,000,147	$—	$91,000,147
Corporate Debt Securities	—	37,000,000	—	37,000,000
U.S. Government Agency Obligation	—	2,740,378	—	2,740,378
Commercial Paper	—	521,443,093	—	521,443,093
Short-Term U.S. Government Agency Obligations	—	43,978,497	—	43,978,497
Short-Term U.S. Government Obligation	—	23,487,434	—	23,487,434
Repurchase Agreements	—	166,478,766	—	166,478,766

Total Investments	$—	$886,128,315	$—	$886,128,315

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2016.
(B)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $19,000,000, representing 2.2% of the Portfolio’s net assets.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $363,366,548, representing 41.0% of the Portfolio’s net assets.

(D)	Aggregate cost for federal income tax purposes is $886,128,315.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 33.5%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,005,063
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,005,794
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,507,536
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D,
2.68%, 10/09/2018	1,500,000	1,507,542
Series 2013-2, Class C,
1.79%, 03/08/2019	2,000,000	2,004,127
Series 2013-3, Class C,
2.38%, 06/10/2019	1,000,000	1,007,998
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	758,722
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	958,871
ARI Fleet Lease Trust
Series 2012-B, Class A,
0.74% (A), 01/15/2021 (B)	79,421	79,326
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (B)	850,000	850,780
Series 2014-1A, Class A,
2.46%, 07/20/2020 (B)	1,250,000	1,250,023
Capital Auto Receivables Asset Trust
Series 2013-1, Class C,
1.74%, 10/22/2018	3,620,000	3,621,035
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,617,604
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,003,098
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,064,485
Series 2014-A5, Class A5,
1.48%, 07/15/2020	3,150,000	3,166,888
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,812,259
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,331,010
CarMax Auto Owner Trust
Series 2013-1, Class D,
1.99%, 08/15/2019	1,150,000	1,141,177
Series 2013-2, Class C,
1.61%, 03/15/2019	2,150,000	2,146,579
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	903,696
Series 2016-1, Class A3,
1.61%, 11/16/2020	2,000,000	2,007,166
Chase Issuance Trust
Series 2014-A7, Class A7,
1.38%, 11/15/2019	2,000,000	2,006,515
CIT Equipment Collateral
Series 2014-VT1, Class C,
2.65%, 10/20/2022 (B)	2,000,000	2,023,652
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6,
1.32%, 09/07/2018	2,000,000	2,003,690
Series 2014-A2, Class A2,
1.02%, 02/22/2019	3,900,000	3,901,041
Series 2014-A4, Class A4,
1.23%, 04/24/2019	3,900,000	3,910,134

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CLI Funding V LLC
Series 2013-1A,
2.83%, 03/18/2028 (B)	$ 770,000	$ 732,084
Series 2013-3A, Class A,
3.67%, 11/18/2028 (B)	506,897	487,816
CNH Equipment Trust
Series 2012-C, Class B,
1.30%, 03/16/2020	640,000	639,082
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,100,915
Series 2014-A, Class A3,
0.84%, 05/15/2019	670,134	668,779
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,051,914
Series 2014-C, Class A3,
1.05%, 11/15/2019	2,025,000	2,021,363
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,005,452
Series 2015-B, Class A3,
1.37%, 07/15/2020	1,000,000	999,765
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,832,363
CNH Wholesale Master Note Trust
Series 2013-2A, Class A,
1.04% (A), 08/15/2019 (B)	750,000	749,036
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (B)	1,265,131	1,253,889
Series 2014-1, Class A,
2.54%, 05/20/2027 (B)	1,523,115	1,505,910
Series 2015-2, Class A,
2.99%, 05/22/2028 (B)	1,202,732	1,202,732
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020	2,000,000	2,007,988
Series 2015-A4, Class A1,
2.19%, 04/17/2023	3,000,000	3,048,037
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	1,376,306	1,415,230
Ford Credit Auto Lease Trust
Series 2014-A, Class B,
1.16%, 08/15/2017	2,800,000	2,797,648
Ford Credit Auto Owner Trust
Series 2012-A, Class D,
2.94%, 07/15/2018	1,305,000	1,306,677
Series 2013-A, Class A4,
0.78%, 05/15/2018	1,600,000	1,599,032
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D,
3.50%, 01/15/2019	2,300,000	2,329,787
Series 2013-5, Class B,
1.88%, 09/15/2018	2,665,000	2,668,090
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,046,188
Hyundai Auto Receivables Trust
Series 2012-C, Class C,
1.42%, 02/15/2019	1,010,000	1,009,185
Invitation Homes Trust
Series 2013-SFR1, Class B,
1.78% (A), 12/17/2030 (B)	1,080,000	1,051,457
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (B)	2,283,936	2,280,433

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2,
1.44%, 01/15/2020	$ 2,090,000	$ 2,092,070
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B,
3.58%, 11/20/2028 (B)	855,939	860,277
Series 2015-1A, Class A,
2.40%, 03/22/2032 (B)	902,535	892,387
SMART ABS Trust
Series 2012-4US, Class A4A,
1.25%, 08/14/2018	1,100,000	1,097,467
Series 2013-2US, Class A4A,
1.18%, 02/14/2019	1,130,859	1,126,336
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.22%, 01/15/2022	2,062,000	2,086,574
Tricon American Homes Trust
Series 2015-SFR1, Class B,
2.09% (A), 05/17/2032 (B)	730,000	707,115
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4,
0.78%, 07/22/2019	3,850,000	3,840,665
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	514,984
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,454,649
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,006,751
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,471,745
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,033,031

Total Asset-Backed Securities (Cost $113,861,735)		113,590,714

CORPORATE DEBT SECURITIES - 31.7%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.
2.13%, 09/15/2016 (C)	1,320,000	1,327,524

Automobiles - 0.9%
General Motors Financial Co., Inc.
3.00%, 09/25/2017	2,971,000	2,997,353

Banks - 6.6%
Bank of America Corp.
6.88%, 04/25/2018, MTN	2,000,000	2,196,042
Citigroup, Inc.
1.70%, 04/27/2018	3,425,000	3,412,663
KeyBank NA
1.70%, 06/01/2018	1,330,000	1,329,779
Lloyds Bank PLC
2.00%, 08/17/2018	2,000,000	2,005,868
PNC Bank NA
1.13%, 01/27/2017	3,750,000	3,754,043
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	3,820,000	3,836,082

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	$ 3,425,000	$ 3,487,774
Westpac Banking Corp.
1.20%, 05/19/2017 (C)	2,260,000	2,257,715

		22,279,966

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	2,000,000	2,331,028

Capital Markets - 2.7%
Deutsche Bank AG
1.35%, 05/30/2017	2,240,000	2,223,744
Goldman Sachs Group, Inc.
1.72% (A), 11/15/2018, MTN	3,005,000	3,004,700
Morgan Stanley
2.65%, 01/27/2020	4,000,000	4,059,140

		9,287,584

Chemicals - 0.8%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,572,551

Consumer Finance - 4.0%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,715,382
Ford Motor Credit Co. LLC
1.46% (A), 03/12/2019	1,115,000	1,087,601
3.98%, 06/15/2016	1,750,000	1,761,093
4.21%, 04/15/2016	2,060,000	2,061,834
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	760,000	764,021
Toyota Motor Credit Corp.
1.70%, 02/19/2019, MTN (C)	2,025,000	2,043,901
Visa, Inc.
2.20%, 12/14/2020 (C)	3,075,000	3,151,392

		13,585,224

Diversified Financial Services - 1.2%
American Honda Finance Corp.
1.20%, 07/14/2017, MTN	1,250,000	1,252,195
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,745,745

		3,997,940

Diversified Telecommunication Services - 1.3%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,300,165
Verizon Communications, Inc.
1.41% (A), 06/17/2019	1,300,000	1,296,909
2.38% (A), 09/14/2018	1,670,000	1,710,865

		4,307,939

Food & Staples Retailing - 1.0%
CVS Health Corp.
2.25%, 08/12/2019	3,500,000	3,587,637

Insurance - 1.2%
Berkshire Hathaway Finance Corp.
0.92% (A), 01/12/2018	1,820,000	1,819,914
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B) (C)	2,200,000	2,203,065

		4,022,979

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	$ 2,880,000	$ 3,119,057

Metals & Mining - 0.8%
Vale Overseas, Ltd.
6.25%, 01/23/2017 (C)	2,750,000	2,804,175

Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	3,000,000	3,052,086
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,514,196
Devon Energy Corp.
2.25%, 12/15/2018	2,000,000	1,866,578
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,527,467
Northwest Pipeline LLC
7.00%, 06/15/2016	4,000,000	4,033,392
Petroleos Mexicanos
5.75%, 03/01/2018	3,250,000	3,420,625
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,505,907

		17,920,251

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	1,430,000	1,437,779

Real Estate Investment Trusts - 2.3%
Simon Property Group, LP
1.50%, 02/01/2018 (B)	2,350,000	2,354,364
Ventas Realty, LP
1.25%, 04/17/2017	1,000,000	995,841
1.55%, 09/26/2016	760,000	760,824
Welltower, Inc.
2.25%, 03/15/2018	1,950,000	1,960,729
6.20%, 06/01/2016	1,750,000	1,763,735

		7,835,493

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp.
2.50%, 11/15/2018	1,050,000	1,079,903

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B)	2,925,000	2,944,097

Total Corporate Debt Securities (Cost $106,737,607)		107,438,480

MORTGAGE-BACKED SECURITIES - 11.8%
Banc of America Commercial Mortgage Trust
Series 2008-1, Class A4,
6.22% (A), 02/10/2051	4,140,906	4,356,148
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.32%, 12/11/2049	4,308,712	4,392,746
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2,
3.76%, 04/15/2044 (B)	21,282	21,264
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.08% (A), 12/10/2049 (B)	4,000,000	3,892,190
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (B)	4,050,000	4,075,272
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	3,834,248	3,830,959

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.74%, 11/10/2046 (B)	$ 264,328	$ 265,014
Series 2011-LC3A, Class A2,
3.64%, 08/10/2044	1,007,092	1,008,351
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1,
1.25%, 01/15/2047	2,365,579	2,353,687
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E,
5.76% (A), 12/12/2034	155,971	157,956
Series 2011-C3, Class E,
5.61% (A), 02/15/2046 (B)	1,900,000	1,949,960
Series 2012-C8, Class A2,
1.80%, 10/15/2045	3,733,886	3,743,715
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class AM,
5.95% (A), 06/12/2046	3,806,000	3,808,269
SCG Trust
Series 2013-SRP1, Class AJ,
2.39% (A), 11/15/2026 (B)	2,230,000	2,218,924
Sequoia Mortgage Trust
Series 2012-2, Class A2,
3.50% (A), 04/25/2042	83,682	83,871
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3,
5.25%, 12/15/2043	782,738	794,183
Series 2007-C30, Class APB,
5.29%, 12/15/2043	551,175	554,529
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A1,
1.64%, 09/15/2058	1,386,942	1,386,301
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1,
1.19%, 12/15/2046	1,262,427	1,257,854

Total Mortgage-Backed Securities (Cost $40,421,285)		40,151,193

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Federal Home Loan Mortgage Corp.
2.32% (A), 06/01/2033	1,120,178	1,178,239
4.50%, 09/01/2026	2,001,028	2,121,965
Federal National Mortgage Association
5.49%, 04/01/2017	2,219,508	2,304,350
FREMF Mortgage Trust
Series 2013-K502, Class B,
2.64% (A), 03/25/2045 (B)	1,820,000	1,823,164
Government National Mortgage Association
4.52%, 12/20/2061	2,361,648	2,495,252
4.67%, 11/20/2061 - 09/20/2063	4,067,594	4,282,294
4.75%, 02/20/2061	389,291	404,630
4.80%, 02/20/2063	3,169,616	3,344,509
4.82%, 02/20/2061	375,146	391,968
4.86%, 05/20/2061	709,280	743,366
4.89%, 06/20/2063	2,534,443	2,677,907
4.95%, 05/20/2062	2,765,207	2,907,883
5.27%, 11/20/2060	2,141,199	2,278,828
5.32%, 04/20/2061	1,417,366	1,498,564
5.47%, 01/20/2060	5,357,032	5,663,216
5.65%, 06/20/2059	1,806,991	1,862,892
5.75%,12/15/2022	343,063	370,940

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Small Business Administration
3.58% (A), 02/25/2022	$ 1,943,044	$ 2,046,469
4.32% (A), 10/25/2027	2,015,054	2,249,916
4.39% (A), 08/25/2026	1,890,024	2,105,190
4.43% (A), 07/25/2026	2,336,941	2,593,977
4.49% (A), 02/25/2024	2,359,710	2,551,413
4.88% (A), 11/25/2026	2,728,844	3,048,557
4.94% (A), 05/25/2026	721,553	796,163

Total U.S. Government Agency Obligations (Cost $53,878,236)		51,741,652

U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury Note
0.75%, 02/28/2018	3,000,000	3,000,702
1.25%, 12/15/2018	8,400,000	8,495,155
1.50%, 05/31/2020	8,000,000	8,120,312

Total U.S. Government Obligations (Cost $19,423,319)		19,616,169

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (D)	9,278,590	9,278,590

Total Securities Lending Collateral (Cost $9,278,590)		9,278,590

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (D), dated 03/31/2016, to be repurchased at $5,965,382 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $6,087,744.	$ 5,965,377	5,965,377

Total Repurchase Agreement (Cost $5,965,377)		5,965,377

Total Investments (Cost $349,566,149) (E)		347,782,175
Net Other Assets (Liabilities) - (2.6)%		(8,700,455)

Net Assets - 100.0%		$ 339,081,720

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$113,590,714	$—	$113,590,714
Corporate Debt Securities	—	107,438,480	—	107,438,480
Mortgage-Backed Securities	—	40,151,193	—	40,151,193
U.S. Government Agency Obligations	—	51,741,652	—	51,741,652
U.S. Government Obligations	—	19,616,169	—	19,616,169
Securities Lending Collateral	9,278,590	—	—	9,278,590
Repurchase Agreement	—	5,965,377	—	5,965,377

Total Investments	$9,278,590	$338,503,585	$—	$347,782,175

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $39,112,010, representing 11.5% of the Portfolio’s net assets.

(C)

All or a portion of the security is on loan. The total value of all securities on loan is $9,091,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at March 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $349,566,149. Aggregate gross unrealized appreciation and depreciation for all securities is $1,343,096 and $3,127,070, respectively. Net unrealized depreciation for tax purposes is $1,783,974.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
Deutsche Bundesrepublik Inflation-Linked Bond
0.10%, 04/15/2023 (A)	EUR 3,182,993	$ 3,885,096
1.50%, 04/15/2016 (A)	5,726	6,521
Hellenic Republic Government Bond
Zero Coupon (B), 10/15/2042	366,000	1,133
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (A) (C)	434,037	524,877
2.10%, 09/15/2016	10,548	12,265
2.35%, 09/15/2024 (A) (C)	2,564,514	3,407,244
2.55%, 09/15/2041 (A)	412,139	611,540
2.60%, 09/15/2023 (A)	247,474	333,246
New Zealand Government Bond
3.00%, 09/20/2030 (A)	NZD 3,098,000	2,447,273

Total Foreign Government Obligations (Cost $11,110,693)		11,229,195

U.S. GOVERNMENT OBLIGATIONS - 94.7%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,384,897	3,177,308
0.75%, 02/15/2042 - 02/15/2045	9,480,919	9,200,957
1.00%, 02/15/2046 (D)	1,669,695	1,741,397
1.38%, 02/15/2044	4,919,860	5,507,872
1.75%, 01/15/2028	8,837,358	10,246,502
2.00%, 01/15/2026	6,296,240	7,371,518
2.13%, 02/15/2040	5,044,553	6,443,170
2.13%, 02/15/2041 (D)	4,856,417	6,250,485
2.38%, 01/15/2025	14,660,446	17,457,953
2.38%, 01/15/2027 (D)	6,425,828	7,848,127
2.50%, 01/15/2029	7,150,162	8,979,409
3.38%, 04/15/2032 (D)	949,484	1,374,354
3.63%, 04/15/2028 (D)	6,459,415	8,893,471
3.88%, 04/15/2029 (E)	7,846,681	11,231,480
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 07/15/2024	73,881,913	74,853,618
0.13%, 04/15/2019 - 07/15/2022 (D)	12,116,990	12,362,361
0.25%, 01/15/2025	4,400,924	4,437,997
0.38%, 07/15/2023 - 07/15/2025	11,786,102	12,132,364
0.63%, 07/15/2021 - 01/15/2026	16,194,421	16,878,077
1.13%, 01/15/2021	9,833,368	10,508,517
1.25%, 07/15/2020	5,800,789	6,235,697
1.38%, 07/15/2018 - 01/15/2020	9,562,228	10,200,942

Total U.S. Government Obligations (Cost $247,456,579)		253,333,576

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (F)
Call - 10-Year U.S. Treasury Note Futures
Exercise Price $131.00
Expiration Date 04/22/2016	81	26,578
Put - U.S. Treasury Bond Futures
Exercise Price $160.00
Expiration Date 04/22/2016	48	12,750

Total Exchange-Traded Options Purchased (Cost $105,152)		39,328

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2%
Call - AUD vs. USD
Exercise Price AUD 0.77
Expiration Date 04/14/2016, JPM	3,595,000	$ 25,857
Call - EUR vs. GBP
Exercise Price EUR 0.79
Expiration Date 04/14/2016, DUB	2,405,000	24,810
Call - EUR vs. USD
Exercise Price EUR 1.16
Expiration Date 04/28/2016, DUB	2,435,000	13,319
Call - GBP vs. JPY
Exercise Price GBP 188.50
Expiration Date 05/12/2016, BCLY	1,820,000	8
Call - NZD vs. USD
Exercise Price NZD 0.68
Expiration Date 04/04/2016, CITI	3,930,000	49,605
Call - NZD vs. USD
Exercise Price NZD 0.70
Expiration Date 04/04/2016, BNP	3,930,000	15,937
Put - AUD vs. NOK
Exercise Price AUD 6.24
Expiration Date 06/29/2016, UBS	3,625,000	51,296
Put - AUD vs. USD
Exercise Price AUD 0.74
Expiration Date 04/14/2016, JPM	3,595,000	2,155
Put - CHF vs. NOK
Exercise Price CHF 7.72
Expiration Date 08/02/2016, DUB	5,595,000	16,857
Put - EUR vs. GBP
Exercise Price EUR 0.77
Expiration Date 04/14/2016, DUB	2,405,000	432
Put - EUR vs. MXN
Exercise Price EUR 18.50
Expiration Date 04/08/2016, DUB	2,505,000	100
Put - EUR vs. USD
Exercise Price EUR 1.07
Expiration Date 04/01/2016, CITI	2,445,000	3
Put - EUR vs. USD
Exercise Price EUR 1.11
Expiration Date 07/08/2016, BNP	4,895,000	54,135
Put - EUR vs. USD
Exercise Price EUR 1.11
Expiration Date 04/28/2016, DUB	2,435,000	5,370
Put - GBP vs. JPY
Exercise Price GBP 157.00
Expiration Date 05/12/2016, BCLY	2,730,000	30,834
Put - GBP vs. JPY
Exercise Price GBP 175.00
Expiration Date 05/12/2016, DUB	1,820,000	221,276
Put - GBP vs. USD
Exercise Price GBP 1.38
Expiration Date 04/01/2016, DUB	2,010,000	3
Put - NZD vs. USD
Exercise Price NZD 0.63
Expiration Date 04/04/2016, BNP	3,930,000	3
Put - NZD vs. USD
Exercise Price NZD 0.65
Expiration Date 04/04/2016, DUB	3,930,000	5

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $622,921)		512,005

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.3%
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.00%
Expiration Date 11/06/2016, DUB	$ 8,440,000	$ 1,056
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.00%
Expiration Date 11/10/2016, DUB	3,370,000	539
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.68%
Expiration Date 01/12/2021, DUB	1,900,000	340,434
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.68%
Expiration Date 01/12/2021, DUB	1,900,000	226,896
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.95%
Expiration Date 06/02/2016, DUB	1,605,000	767
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR
Exercise Rate 2.50%
Expiration Date 06/08/2022, DUB	EUR 3,200,000	299,646

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $928,882)		869,338

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.2%
Money Market Fund - 1.2%
BlackRock Provident TempFund 24	3,208,235	3,208,235

Total Short-Term Investment Company (Cost $3,208,235)		3,208,235

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (G)	20,294,294	20,294,294

Total Securities Lending Collateral (Cost $20,294,294)		20,294,294

Total Investments (Cost $283,726,756) (H)		289,485,971
Net Other Assets (Liabilities) - (8.2)%		(21,839,856)

Net Assets - 100.0%		$ 267,646,115

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	132.00	04/22/2016	81	$(11,293)	$(10,125)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - AUD vs. NOK	UBS	AUD	6.60	06/29/2016	AUD	3,625,000	$(24,758)	$(24,500)
Call - AUD vs. USD	HSBC	AUD	0.79	04/14/2016	AUD	7,080,000	(8,772)	(9,492)
Call - EUR vs. MXN	DUB	EUR	21.50	04/08/2016	EUR	2,505,000	(16,965)	(3)
Call - EUR vs. USD	BNP	EUR	1.18	07/08/2016	EUR	4,895,000	(34,628)	(45,607)
Call - GBP vs. JPY	DUB	GBP	188.50	05/12/2016	GBP	1,820,000	(13,144)	(8)
Call - NZD vs. USD	BNP	NZD	0.68	04/04/2016	NZD	3,930,000	(14,556)	(59,115)
Call - NZD vs. USD	DUB	NZD	0.70	04/04/2016	NZD	3,930,000	(28,441)	(15,937)
Call - USD vs. JPY	BCLY	USD	115.00	04/27/2016	USD	2,725,000	(8,093)	(8,783)
Put - AUD vs. NOK	UBS	AUD	6.03	06/29/2016	AUD	3,625,000	(17,086)	(23,705)
Put - GBP vs. JPY	BCLY	GBP	150.00	05/12/2016	GBP	2,730,000	(45,484)	(8,391)
Put - GBP vs. JPY	BCLY	GBP	175.00	05/12/2016	GBP	1,820,000	(97,995)	(221,276)
Put - NZD vs. USD	BNP	NZD	0.65	04/04/2016	NZD	3,930,000	(85,305)	(5)
Put - USD vs. JPY	BCLY	USD	108.75	04/27/2016	USD	2,725,000	(3,325)	(6,041)

Total							$(398,552)	$(422,863)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN:

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(352)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	1.90%	02/13/2017	USD	5,900,000	$(116,906)	$(203,755)
Call - 10-Year	DUB	3-Month USD-LIBOR	Receive	2.10	03/16/2017	USD	1,800,000	(43,679)	(85,149)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.10	01/12/2017	USD	12,300,000	(114,775)	(63,024)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	2.90	02/13/2017	USD	5,900,000	(168,483)	(39,136)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	3.10	03/06/2017	USD	3,700,000	(101,306)	(21,001)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	3.10	03/06/2017	USD	1,830,000	(53,774)	(10,520)
Put - 10-Year	DUB	3-Month USD-LIBOR	Pay	3.10	03/16/2017	USD	1,800,000	(45,493)	(10,960)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(187,474)

Total								$(794,685)	$(621,019)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.13%	08/31/2020	USD	4,180,000	$3,322	$—	$3,322
3-Month USD-LIBOR	1.51	01/14/2021	USD	4,430,000	(85,470)	—	(85,470)
3-Month USD-LIBOR	2.07	08/15/2041	USD	2,170,000	35,091	—	35,091

Total					$(47,057)	$—	$(47,057)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	0.74%	01/18/2021	EUR 2,110,547	$(24,921)	$(1)	$(24,920)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	0.76	01/18/2021	EUR 2,110,547	(26,800)	—	(26,800)

Total					$(51,721)	$(1)	$(51,720)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.16%	01/18/2026	EUR 2,110,547	$53,163	$—	$53,163
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.18	01/18/2026	EUR 2,110,547	58,349	—	58,349

Total					$111,512	$—	$111,512

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	123	06/30/2016	$79,021	$—
5-Year U.S. Treasury Note	Short	(10)	06/30/2016	—	(11,639)
10-Year U.S. Treasury Bond	Short	(12)	06/21/2016	—	(4,720)
10-Year U.S. Treasury Note	Long	13	06/21/2016	744	—
Euro-BTP Italian Government Bond	Short	(41)	06/08/2016	—	(127,832)
German Euro BOBL	Short	(1)	06/08/2016	261	—
German Euro Bund	Short	(18)	06/08/2016	—	(18,430)
OTC Put Options Exercise Price EUR 158.50 on German Euro Bund Futures (Counterparty: UBS)	Long	34	05/26/2016	—	(33,692)
U.S. Treasury Bond	Short	(18)	06/21/2016	—	(19,291)
U.S. Treasury Bond	Short	(23)	06/21/2016	11,077	—

Total				$91,103	$(215,604)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/09/2016	USD	132,152	JPY	14,858,000	$—	$(18)
BCLY	05/16/2016	GBP	460,000	JPY	78,857,165	—	(40,837)
BCLY	05/16/2016	JPY	169,579,037	GBP	1,040,000	41,310	(26,446)
BOA	04/05/2016	USD	65,470	JPY	7,429,000	—	(552)
CITI	04/06/2016	USD	664,689	NZD	1,020,000	—	(40,108)
CITI	04/25/2016	EUR	640,000	USD	697,978	30,824	—
DUB	04/06/2016	NZD	1,205,000	USD	819,882	12,746	—
DUB	04/06/2016	USD	795,571	NZD	1,195,000	—	(30,147)
DUB	04/18/2016	AUD	1,080,000	USD	826,632	559	—
DUB	04/25/2016	EUR	580,000	USD	632,879	27,598	—
DUB	04/25/2016	USD	608,282	EUR	562,274	—	(32,009)
DUB	05/16/2016	GBP	580,000	JPY	91,376,250	20,152	—
DUB	05/16/2016	JPY	77,954,201	GBP	460,000	32,804	—
DUB	06/15/2016	JPY	319,248,830	USD	2,845,000	—	(1,972)
GSC	04/18/2016	GBP	479,570	EUR	610,000	—	(5,677)
GSC	04/25/2016	USD	711,440	EUR	657,726	—	(37,547)
GSC	05/16/2016	GBP	450,000	JPY	81,112,725	—	(75,270)
HSBC	04/05/2016	USD	65,560	JPY	7,429,000	—	(462)
HSBC	04/05/2016	USD	119,950	MXN	2,178,000	—	(6,043)
HSBC	04/06/2016	NZD	1,205,000	USD	797,148	35,479	—

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	04/06/2016	USD	794,283	NZD	1,205,000	$—	$(38,345)
HSBC	04/18/2016	EUR	605,000	GBP	478,014	2,220	—
HSBC	06/15/2016	USD	2,583,724	JPY	287,360,219	24,676	—
JPM	04/06/2016	NZD	1,020,000	USD	666,233	38,563	—
JPM	04/06/2016	USD	812,851	NZD	1,205,000	—	(19,777)
MSC	04/05/2016	USD	8,843,256	EUR	8,115,000	—	(392,250)
MSC	05/04/2016	USD	9,222,916	EUR	8,089,000	8,976	—
SCB	04/05/2016	USD	2,112,251	NZD	3,210,000	—	(105,906)
SCB	04/18/2016	GBP	465,832	EUR	590,000	—	(2,639)
SCB	04/18/2016	USD	826,849	AUD	1,080,000	—	(343)
SSB	05/04/2016	USD	86,504	EUR	76,000	98	(163)
UBS	04/05/2016	USD	131,519	JPY	14,858,000	—	(524)
UBS	05/09/2016	USD	132,486	JPY	14,858,000	316	—
WBC	04/06/2016	NZD	1,195,000	USD	810,989	14,729	—
WBC	05/04/2016	USD	2,206,050	NZD	3,186,000	7,897	—

Total						$298,947	$(857,035)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$11,229,195	$—	$11,229,195
U.S. Government Obligations	—	253,333,576	—	253,333,576
Exchange-Traded Options Purchased	39,328	—	—	39,328
Over-the-Counter Foreign Exchange Options Purchased	—	512,005	—	512,005
Over-the-Counter Interest Rate Swaptions Purchased	—	869,338	—	869,338
Short-Term Investment Company	3,208,235	—	—	3,208,235
Securities Lending Collateral	20,294,294	—	—	20,294,294

Total Investments	$23,541,857	$265,944,114	$—	$289,485,971

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$38,413	$—	$38,413
Over-the-Counter Interest Rate Swap Agreements	—	111,512	—	111,512
Futures Contracts (K)	91,103	—	—	91,103
Forward Foreign Currency Contracts (K)	—	298,947	—	298,947

Total Other Financial Instruments	$91,103	$448,872	$—	$539,975

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(10,125)	$—	$—	$(10,125)
Over-the-Counter Foreign Exchange Options Written	—	(422,863)	—	(422,863)
Over-the-Counter Inflation-Capped Options Written	—	(352)	—	(352)
Over-the-Counter Interest Rate Swaptions Written	—	(621,019)	—	(621,019)
Centrally Cleared Interest Rate Swap Agreements	—	(85,470)	—	(85,470)
Over-the-Counter Interest Rate Swap Agreements	—	(51,721)	—	(51,721)
Futures Contracts (K)	(215,604)	—	—	(215,604)
Forward Foreign Currency Contracts (K)	—	(857,035)	—	(857,035)

Total Other Financial Instruments	$(225,729)	$(2,038,460)	$—	$(2,264,189)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $11,215,797, representing 4.2% of the Portfolio’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2016.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $3,932,121, representing 1.5% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)

All or a portion of the security is on loan. The total value of all securities on loan is $19,893,435. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $447,609.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at March 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $283,726,756. Aggregate gross unrealized appreciation and depreciation for all securities is $7,684,283 and $1,925,068, respectively. Net unrealized appreciation for tax purposes is $5,759,215.

(I)	Cash in the amount of $285,220 has been segregated as collateral for centrally cleared swap agreements.
(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EURIBOR	Euro Interbank Offer Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OTC	Over-the-Counter

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,666,747	$ 4,056,636
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.05% (B), 07/18/2027 (A)	4,560,000	4,507,095
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	2,754,275	2,763,332
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class C,
2.24%, 09/16/2019 (A)	520,000	519,628
Conseco Finance Securitizations Corp.
Series 2002-2, Class A2,
6.03% (B), 03/01/2033	173,482	174,586
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C,
2.86%, 01/15/2019	455,000	459,021
Series 2012-2, Class D,
3.50%, 01/15/2019	815,000	825,555
HSBC Home Equity Loan Trust
Series 2006-3, Class M1,
0.69% (B), 03/20/2036	5,750,000	5,636,538
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.77% (B), 04/20/2026 (A)	4,610,000	4,497,092
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	2,403,965	2,362,922
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (A)	5,920,000	5,923,550
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.15% (B), 04/17/2027 (A)	4,650,000	4,576,572
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	6,115,000	6,119,855
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.12% (B), 07/20/2027 (A)	4,575,000	4,532,311
RAAC Trust
Series 2007-RP4, Class A,
0.79% (B), 11/25/2046 (A)	920,337	774,591
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	9,030,000	9,072,728
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	991,090	985,377
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,921,379	1,913,476
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	1,726,858	1,718,687
Series 2014-3A, Class A,
2.30%, 10/20/2031 (A)	2,036,959	2,031,676
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,326,117	1,311,206
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,375,950	1,362,869
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	1,788,150	1,781,078

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust
Series 2011-B, Class A3,
2.69% (B), 06/16/2042 (A)	$ 690,000	$ 701,372
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,471,434	3,320,031
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (A)	1,566,304	1,559,852
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.39% (B), 10/15/2018 (A)	6,291,000	6,193,756

Total Asset-Backed Securities (Cost $80,412,072)		79,681,392

CORPORATE DEBT SECURITIES - 37.6%
Aerospace & Defense - 0.3%
Harris Corp.
5.55%, 10/01/2021	3,442,000	3,836,966

Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,075,000	1,161,554
5.10%, 01/15/2044	1,260,000	1,403,742

		2,565,296

Airlines - 0.8%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	4,049,845	3,968,848
United Airlines Pass-Through Trust
3.75%, 03/03/2028	6,888,558	6,888,558

		10,857,406

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025	2,235,000	2,189,909

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	850,000	890,707
6.25%, 10/02/2043	500,000	534,021

		1,424,728

Banks - 7.0%
Bank of America Corp.
2.60%, 01/15/2019	1,596,000	1,622,988
4.45%, 03/03/2026	1,325,000	1,365,000
5.42%, 03/15/2017	1,600,000	1,654,672
5.75%, 12/01/2017	1,965,000	2,088,050
Barclays Bank PLC
10.18%, 06/12/2021 (A)	9,240,000	11,740,778
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,980,000	2,102,661
Citigroup, Inc.
1.70%, 04/27/2018	5,142,000	5,123,479
3.38%, 03/01/2023	1,380,000	1,399,680
4.95%, 11/07/2043	490,000	527,924
6.68%, 09/13/2043	490,000	593,894
Cooperatieve Rabobank UA
2.25%, 01/14/2019	620,000	629,493
11.00% (B), 06/30/2019 (A) (C)	8,795,000	10,553,121
First Horizon National Corp.
3.50%, 12/15/2020	2,345,000	2,343,337
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016, MTN (A)	5,850,000	5,850,585

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
4.25%, 03/14/2024	$ 485,000	$ 490,036
5.25%, 03/14/2044	1,228,000	1,245,468
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	4,285,000	4,012,658
JPMorgan Chase & Co.
2.00%, 08/15/2017	5,975,000	6,033,890
3.25%, 09/23/2022	1,745,000	1,819,918
4.85%, 02/01/2044 (D)	490,000	558,213
6.75% (B), 02/01/2024 (C) (D)	412,000	452,376
JPMorgan Chase Bank NA
6.00%, 10/01/2017	2,566,000	2,724,220
Korea Development Bank
3.50%, 08/22/2017	1,610,000	1,654,624
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (A)	2,245,000	2,250,096
Nordea Bank AB
4.25%, 09/21/2022 (A)	9,640,000	10,104,985
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,706,568
6.40%, 10/21/2019	1,130,000	1,267,811
Societe Generale SA
5.00%, 01/17/2024 (A)	2,315,000	2,364,347
Wells Fargo & Co.
2.15%, 01/15/2019 (D)	912,000	928,368
4.13%, 08/15/2023	855,000	912,093
5.38%, 11/02/2043	1,740,000	1,966,738
5.90% (B), 06/15/2024 (C)	1,080,000	1,094,513

		89,182,584

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	1,105,000	1,182,174
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	1,390,000	1,620,065

		2,802,239

Biotechnology - 1.5%
Celgene Corp.
3.63%, 05/15/2024	2,330,000	2,408,297
3.88%, 08/15/2025	5,585,000	5,869,478
5.00%, 08/15/2045	4,585,000	4,957,916
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,310,000	2,454,685
4.75%, 03/01/2046	3,395,000	3,716,140

		19,406,516

Capital Markets - 3.7%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (D)	3,495,000	3,620,030
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN (D)	1,275,000	1,291,831
Deutsche Bank AG
1.93% (B), 08/20/2020 (D)	1,430,000	1,402,627
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	4,225,000	4,295,925
6.25%, 02/01/2041	490,000	609,235
6.75%, 10/01/2037	500,000	597,218
7.50%, 02/15/2019, MTN	3,600,000	4,146,700
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	5,645,000	6,359,392
Morgan Stanley
5.00%, 11/24/2025	1,260,000	1,363,595
7.30%, 05/13/2019, MTN	8,865,000	10,202,888
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	4,080,000	4,567,344

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
State Street Capital Trust IV
1.63% (B), 06/01/2077	$ 285,000	$ 208,292
UBS AG
7.63%, 08/17/2022	5,385,000	6,167,602
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (A)	2,883,000	2,887,111

		47,719,790

Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,217,000	1,300,184
Monsanto Co.
4.40%, 07/15/2044	2,705,000	2,511,122

		3,811,306

Commercial Services & Supplies - 0.4%
ERAC USA Finance LLC
3.85%, 11/15/2024 (A) (D)	3,020,000	3,157,126
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	2,325,000	2,324,065

		5,481,191

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019 (D)	797,000	819,996

Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	5,140,000	5,180,611

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,100,289
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	706,000	751,230

		1,851,519

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	2,047,000	2,246,175

Diversified Telecommunication Services - 1.8%
AT&T, Inc.
2.45%, 06/30/2020	4,480,000	4,539,678
3.40%, 05/15/2025	2,735,000	2,741,408
4.35%, 06/15/2045	1,445,000	1,323,759
4.60%, 02/15/2021	1,685,000	1,843,447
5.00%, 03/01/2021	905,000	1,009,105
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,902,000	1,402,725
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	600,060
Verizon Communications, Inc.
3.45%, 03/15/2021 (D)	1,125,000	1,194,070
4.50%, 09/15/2020	1,135,000	1,253,066
5.15%, 09/15/2023	2,975,000	3,433,784
6.55%, 09/15/2043	2,901,000	3,821,276

		23,162,378

Electric Utilities - 1.5%
Appalachian Power Co.
3.40%, 06/01/2025	2,700,000	2,762,397
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	1,160,000	1,276,905
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	500,424
8.88%, 11/15/2018	449,000	528,155

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Commonwealth Edison Co.
4.70%, 01/15/2044	$ 1,055,000	$ 1,201,126
Duke Energy Carolinas LLC
4.25%, 12/15/2041	925,000	988,743
Duke Energy Corp.
3.75%, 04/15/2024	275,000	287,511
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,110,000	1,184,965
Georgia Power Co.
3.00%, 04/15/2016	745,000	745,486
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,120,972
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	359,807
5.30%, 06/01/2042	525,000	612,599
Pacific Gas & Electric Co.
4.75%, 02/15/2044 (D)	488,000	555,389
PacifiCorp
3.60%, 04/01/2024 (D)	3,380,000	3,616,174
5.75%, 04/01/2037	400,000	502,651
Progress Energy, Inc.
4.88%, 12/01/2019	168,000	184,245
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN (D)	2,760,000	2,850,702

		19,278,251

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A) (D)	2,040,000	2,068,223
Schlumberger Investment SA
3.65%, 12/01/2023 (D)	835,000	867,105
Weatherford International, Ltd.
5.95%, 04/15/2042 (D)	960,000	667,200

		3,602,528

Food & Staples Retailing - 0.7%
CVS Health Corp.
2.25%, 08/12/2019	3,890,000	3,987,402
5.30%, 12/05/2043	319,000	376,632
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,332,650
4.30%, 04/22/2044 (D)	945,000	1,056,720
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,653,000	2,731,860

		9,485,264

Food Products - 0.3%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	2,305,000	2,367,560
Mondelez International, Inc.
2.25%, 02/01/2019 (D)	1,570,000	1,602,932

		3,970,492

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,080,818

Health Care Providers & Services - 0.9%
Aetna, Inc.
4.75%, 03/15/2044	345,000	366,419
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,936,114
2.30%, 07/15/2018	1,930,000	1,951,960
3.30%, 01/15/2023 (D)	620,000	626,819

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Coventry Health Care, Inc.
5.45%, 06/15/2021	$ 1,632,000	$ 1,844,722
Express Scripts Holding Co.
4.75%, 11/15/2021 (D)	2,870,000	3,118,083
Tenet Healthcare Corp.
6.25%, 11/01/2018	1,010,000	1,075,650
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	694,392

		11,614,159

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	2,320,000	2,401,200

Industrial Conglomerates - 0.8%
General Electric Co.
5.00% (B), 01/21/2021 (C)	9,493,000	9,777,790
6.88%, 01/10/2039, MTN	500,000	723,999

		10,501,789

Insurance - 3.9%
American International Group, Inc.
4.13%, 02/15/2024	629,000	655,423
8.18% (B), 05/15/2068	1,070,000	1,329,475
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,320,000	1,433,419
Genworth Holdings, Inc.
7.63%, 09/24/2021	1,125,000	959,625
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	6,620,000	7,562,456
Lincoln National Corp.
8.75%, 07/01/2019	3,140,000	3,752,391
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (A)	4,970,000	4,977,634
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	4,240,000	6,118,401
Principal Financial Group, Inc.
8.88%, 05/15/2019	1,770,000	2,102,857
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	1,465,000	1,635,447
7.38%, 06/15/2019, MTN	1,595,000	1,850,956
Reinsurance Group of America, Inc.
3.30% (B), 12/15/2065	10,476,000	7,542,720
ZFS Finance USA Trust II
6.45% (B), 12/15/2065 (A)	9,760,000	9,740,480

		49,661,284

IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024	1,543,000	1,657,381
MasterCard, Inc.
2.00%, 04/01/2019 (D)	1,366,000	1,399,548
3.38%, 04/01/2024 (D)	878,000	938,938

		3,995,867

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,000,000	1,998,688
2.40%, 02/01/2019	3,515,000	3,556,456

		5,555,144

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A) (D)	1,245,000	1,244,933

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.9%
21st Century Fox America, Inc.
7.63%, 11/30/2028	$ 1,045,000	$ 1,417,420
CBS Corp.
4.63%, 05/15/2018	655,000	691,382
5.75%, 04/15/2020 (D)	520,000	588,474
Comcast Corp.
5.88%, 02/15/2018	2,649,000	2,877,659
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (C)	1,500,000	1,545,000
NBCUniversal Media LLC
4.38%, 04/01/2021	2,770,000	3,097,422
4.45%, 01/15/2043	1,359,000	1,463,725

		11,681,082

Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (D)	1,031,000	1,061,806
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	762,188
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	2,760,436
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (D)	390,000	379,527

		4,963,957

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	570,067
4.88%, 03/01/2044	725,000	770,814
PG&E Corp.
2.40%, 03/01/2019	694,000	703,260

		2,044,141

Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	1,485,000	1,498,074
Apache Corp.
4.25%, 01/15/2044	360,000	302,544
4.75%, 04/15/2043	520,000	466,765
BP Capital Markets PLC
2.24%, 05/10/2019 (D)	2,570,000	2,601,156
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	826,865
EOG Resources, Inc.
2.45%, 04/01/2020	1,627,000	1,612,102
Exxon Mobil Corp.
1.82%, 03/15/2019 (D)	2,930,000	2,973,739
3.04%, 03/01/2026 (D)	1,290,000	1,320,265
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,059,583
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	915,569
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	2,480,000	2,334,617
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (D)	1,370,000	1,164,500
MEG Energy Corp.
6.50%, 03/15/2021 (A)	1,090,000	658,087
Murphy Oil Corp.
2.50%, 12/01/2017	1,326,000	1,243,165
Nexen Energy ULC
5.88%, 03/10/2035	110,000	120,849
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	400,948
8.25%, 03/01/2019	1,065,000	1,172,047

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.
6.25%, 11/15/2021	$ 1,715,000	$ 122,194
Petrobras Global Finance BV
6.25%, 03/17/2024	1,370,000	1,095,589
Petroleos Mexicanos
3.50%, 01/30/2023	1,145,000	1,037,656
Range Resources Corp.
5.75%, 06/01/2021 (D)	450,000	397,125
Shell International Finance BV
2.00%, 11/15/2018	2,249,000	2,277,664
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (D)	1,010,000	996,546
4.63%, 03/01/2034	875,000	835,981
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	1,892,682
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	403,650
7.88%, 09/01/2021	796,000	736,092
Williams Partners, LP
5.40%, 03/04/2044	814,000	609,854

		31,075,908

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.80%, 03/15/2025	2,870,000	2,986,932
Perrigo Co. PLC
2.30%, 11/08/2018	3,365,000	3,361,763
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	383,000	399,160

		6,747,855

Real Estate Investment Trusts - 2.7%
EPR Properties
4.50%, 04/01/2025 (D)	4,740,000	4,598,482
Host Hotels & Resorts, LP
4.00%, 06/15/2025	1,625,000	1,582,661
Kilroy Realty, LP
4.25%, 08/15/2029	6,355,000	6,524,894
Realty Income Corp.
3.88%, 07/15/2024	4,095,000	4,151,450
Simon Property Group, LP
3.38%, 10/01/2024	6,665,000	6,973,003
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	535,000	538,657
Vereit Operating Partnership, LP
2.00%, 02/06/2017	3,705,000	3,667,950
3.00%, 02/06/2019	1,655,000	1,625,839
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	4,260,000	4,288,955

		33,951,891

Road & Rail - 0.3%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	3,032,000	3,426,160
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	279,875
3.75%, 04/01/2024	294,000	317,318

		4,023,353

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	3,735,000	3,899,885

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.2%
Microsoft Corp.
2.70%, 02/12/2025	$ 3,005,000	$ 3,070,617

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.85%, 02/23/2023	5,198,000	5,388,034
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A)	4,040,000	4,200,957
HP, Inc.
3.75%, 12/01/2020 (D)	270,000	279,371

		9,868,362

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	905,000	996,145

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	2,000,000	2,030,000

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV
2.38%, 09/08/2016	3,420,000	3,434,306
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	3,445,000	3,689,737
6.11%, 01/15/2040 (A)	7,393,000	8,156,964
SBA Tower Trust
2.24%, 04/15/2043 (A)	1,420,000	1,409,813
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,570,000	3,739,575
Sprint Corp.
7.88%, 09/15/2023	1,290,000	986,579
T-Mobile USA, Inc.
6.46%, 04/28/2019	145,000	147,900
6.63%, 04/28/2021	475,000	496,375
6.73%, 04/28/2022	460,000	480,608
6.84%, 04/28/2023	145,000	152,975

		22,694,832

Total Corporate Debt Securities (Cost $484,115,811)		481,978,367

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazilian Government International Bond
4.25%, 01/07/2025 (D)	1,440,000	1,321,200
Colombia Government International Bond
4.00%, 02/26/2024 (D)	810,000	814,050
Export-Import Bank of Korea
4.00%, 01/11/2017	3,750,000	3,825,469
Indonesia Government International Bond
5.38%, 10/17/2023 (A)	2,500,000	2,742,527
Mexico Government International Bond
4.00%, 10/02/2023	3,618,000	3,789,855
Peruvian Government International Bond
7.35%, 07/21/2025	1,010,000	1,328,150
Turkey Government International Bond
5.75%, 03/22/2024	2,180,000	2,364,428

Total Foreign Government Obligations (Cost $15,721,702)		16,185,679

MORTGAGE-BACKED SECURITIES - 12.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2,
1.27% (B), 02/25/2035	5,527	5,499

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2005-36, Class 2A1A,
0.74% (B), 08/25/2035	$ 1,196,730	$ 946,045
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	2,115,917	2,037,593
Series 2005-51, Class 3A3A,
0.75% (B), 11/20/2035	1,186,394	930,494
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	7,797,593	5,924,155
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,712,490	1,407,155
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.54% (B), 06/10/2049	2,359,137	2,433,775
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.87% (B), 03/20/2035	163,951	161,126
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	3,410,000	3,392,550
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	4,215,000	4,086,477
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
2.86% (B), 11/25/2034	87,927	76,300
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	2,623,746	2,661,723
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	1,740,083	1,778,427
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	1,680,156	1,751,855
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
0.64% (B), 12/25/2046	128,531	70,512
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.86% (B), 02/25/2034	114,038	111,446
Series 2005-3, Class 1A2,
0.72% (B), 04/25/2035	233,277	200,755
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,140,000	1,224,595
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	1,735,000	1,894,714
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	5,715,184	5,840,625
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	2,350,000	2,402,155
Series 2013-CR11, Class AM,
4.72% (B), 10/10/2046	565,000	630,921
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	1,380,000	1,416,420
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,240,000	1,342,573
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	1,560,000	1,625,446
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (B), 12/10/2049	1,175,000	1,208,165

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	$ 4,655,000	$ 4,704,564
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2,
5.45% (B), 01/15/2049	5,729	5,723
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
4.04% (B), 08/26/2036 (A)	4,630,111	4,537,751
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (A)	2,143,739	2,124,434
Series 2014-4R, Class 21A1,
0.77% (B), 12/27/2035 (A)	6,159,253	5,545,860
DBRR Trust
Series 2011-C32, Class A3A,
5.70% (B), 06/17/2049 (A)	1,320,000	1,353,346
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.67%, 12/05/2031 (A)	1,210,000	1,206,397
Series 2013-ESH7, Class A27,
2.96%, 12/05/2031 (A)	1,630,000	1,633,675
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.42% (B), 12/19/2033	27,437	25,844
Series 2005-AR1, Class 3A,
3.26% (B), 03/18/2035	58,527	56,742
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (A)	3,320,000	3,168,407
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	410,000	418,181
Hilton USA Trust
Series 2013-HLT, Class DFX,
4.41%, 11/05/2030	970,000	971,231
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
Zero Coupon (B), 11/05/2030 (A)	22,320,000	223
Impac CMB Trust
Series 2004-6, Class 1A1,
1.23% (B), 10/25/2034	40,051	36,386
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
4.12% (B), 08/25/2037	700,105	528,784
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (B), 06/12/2047	4,072,318	4,141,104
Series 2007-LD11, Class ASB,
5.74% (B), 06/15/2049	329,070	333,170
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	3,385,778	3,506,633
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	2,719,148	2,779,137
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	191,898	203,899
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.12% (B), 02/25/2034	68,237	67,362
Series 2006-A2, Class 5A1,
2.68% (B), 11/25/2033	81,981	82,153
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	407,924	342,999

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1,
2.84% (B), 05/26/2037 (A)	$ 5,980,469	$ 5,958,573
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.15% (B), 09/15/2045	900,000	928,212
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
2.77% (B), 11/25/2035 (A)	605,028	456,876
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.07% (B), 10/25/2028	39,043	37,990
Series 2004-A1, Class 2A1,
2.73% (B), 02/25/2034	221,095	221,013
Series 2005-A3, Class A1,
0.70% (B), 04/25/2035	45,113	42,816
Series 2005-A4, Class 2A2,
2.65% (B), 07/25/2035	248,144	217,435
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.84% (B), 06/12/2050	1,014,407	1,042,441
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.72% (B), 04/12/2049	2,855,000	2,876,127
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	3,799,063	3,878,836
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	1,090,000	1,124,176
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	1,039,243	1,067,780
Series 2007-IQ15, Class AM,
5.92% (B), 06/11/2049	1,225,000	1,271,276
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.79% (B), 08/15/2045 (A)	540,000	557,666
Series 2012-XA, Class A,
2.00%, 07/27/2049 (A)	642,929	638,107
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	7,716,861	7,807,312
Motel 6 Trust
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	11,625,000	11,421,622
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1,
6.50% (B), 10/25/2034 (A)	94,728	95,819
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	4,089,845	4,101,911
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,814,983	1,867,214
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,240,994	3,343,585
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.01% (B), 05/25/2035	3,497,112	3,344,921
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (B), 01/11/2037 (A)	4,200,000	3,923,223
RALI Trust
Series 2007-QO1, Class A1,
0.58% (B), 02/25/2047	544,038	416,608
Series 2007-QO4, Class A1A,
0.62% (B), 05/25/2047	1,019,922	787,315
RBSCF Trust
Series 2010-RR3, Class WBTA,
5.95% (B), 02/16/2051 (A)	6,770,789	6,836,220

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust
Series 2013-SRP1, Class AJ,
2.39% (B), 11/15/2026 (A)	$ 1,140,000	$ 1,134,338
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (A)	549,032	544,914
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
2.98% (B), 07/25/2035	691,537	553,225
Series 2007-3, Class 3A1,
2.81% (B), 04/25/2047	1,762,588	1,348,828
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.13% (B), 01/19/2034	48,966	46,921
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	3,771,282	3,796,198
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	4,227,377	4,223,160
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	2,680,000	2,795,428
Voyager BRSTN Delaware Trust, Interest Only STRIPS
Series 2009-1, Class UAU7,
0.68% (B), 12/26/2036 (A)	192,606	185,618
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
0.72% (B), 07/25/2045	64,673	60,271
Series 2007-OA6, Class 1A1B,
1.13% (B), 07/25/2047	922,327	261,495
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A,
1.75%, 08/20/2021 (A)	176,330	176,330

Total Mortgage-Backed Securities (Cost $167,034,214)		162,727,306

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	340,000	486,343
State of California, General Obligation Unlimited
7.60%, 11/01/2040	1,585,000	2,455,085
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	315,000	324,088

		3,265,516

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	295,000	365,139

Illinois - 0.0% (E)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	670,000	627,743

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	$ 431,000	$ 645,285

New York - 0.2%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	355,000	493,752
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	340,000	463,104
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	330,000	415,028
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	570,000	664,192

		2,036,076

Total Municipal Government Obligations (Cost $6,308,105)		6,939,759

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.9%
Federal Home Loan Mortgage Corp.
1.99% (B), 05/01/2037	99,628	103,206
2.25% (B), 02/01/2037	47,001	48,871
2.33% (B), 04/01/2037	193,161	200,809
2.49% (B), 09/01/2035	1,167,105	1,234,810
2.54% (B), 09/01/2037 - 01/01/2038	256,612	271,672
2.62% (B), 05/01/2037	102,995	109,889
2.63% (B), 12/01/2034	23,061	24,630
3.00% (B), 02/01/2041	665,226	703,959
5.50%, 07/01/2016 - 06/01/2041	2,174,353	2,430,132
6.00%, 07/01/2016 - 05/01/2031	577,290	664,323
Federal National Mortgage Association
1.69% (B), 08/01/2037	9,176	9,436
2.03% (B), 01/01/2035	27,864	29,042
2.10% (B), 08/01/2034	13,700	14,100
2.45% (B), 08/01/2035	70,788	73,157
2.83% (B), 03/01/2041	477,479	505,376
2.88% (B), 03/01/2041	339,699	359,394
3.00%, TBA (F) (G)	60,605,000	62,167,470
3.16% (B), 12/01/2040	821,638	857,881
3.35% (B), 06/01/2041	958,446	1,007,618
3.50%, 07/01/2028 - 01/01/2029	4,940,589	5,277,618
3.50%, TBA (F) (G)	73,370,000	77,029,400
3.51% (B), 09/01/2041	629,506	666,471
4.00%, TBA (F) (G)	22,239,000	23,760,982
4.50%, 02/01/2025 - 06/01/2026	3,320,924	3,568,564
5.00%, TBA (F) (G)	9,632,000	10,655,400
5.50%, 04/01/2036 - 04/01/2041	1,702,559	1,922,347
6.00%, 02/01/2034 - 02/01/2041	9,410,684	10,881,540
6.50%, 05/01/2040	2,707,109	3,132,010
7.00%, 09/01/2016	543	545

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
4.46%, 06/20/2062	$ 7,482,992	$ 7,944,953
Government National Mortgage Association, Interest Only STRIPS
0.91% (B), 02/16/2053	9,121,563	573,264

Total U.S. Government Agency Obligations (Cost $214,203,552)		216,228,869

U.S. GOVERNMENT OBLIGATIONS - 22.3%
U.S. Treasury Bond
2.50%, 02/15/2045 (D)	9,122,000	8,894,662
2.75%, 08/15/2042	13,370,500	13,806,084
3.50%, 02/15/2039	3,049,000	3,628,191
3.63%, 02/15/2044	39,971,900	48,492,470
4.50%, 02/15/2036	9,878,200	13,553,582
4.75%, 02/15/2037 (D)	1,985,000	2,809,007
5.25%, 02/15/2029 (D)	8,215,000	11,278,940
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,723,370	1,998,166
2.50%, 01/15/2029	7,361,577	9,244,911
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	15,747,154	16,396,314
U.S. Treasury Note
0.38%, 05/31/2016	2,551,000	2,551,398
0.63%, 09/30/2017	5,085,000	5,078,446
0.88%, 04/30/2017	16,886,000	16,926,239
1.00%, 11/30/2019	20,060,500	20,051,874
1.25%, 11/30/2018 (D)	21,437,900	21,676,568
1.63%, 03/31/2019 - 11/15/2022	41,865,800	42,574,552
1.88%, 11/30/2021	6,429,000	6,603,535
2.00%, 02/15/2025	13,447,000	13,734,322
2.25%, 11/15/2024	3,363,900	3,507,128
2.50%, 08/15/2023 - 05/15/2024	21,418,100	22,795,448

Total U.S. Government Obligations (Cost $271,596,411)		285,601,837

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII
6.99% (B)	60,502	1,590,598

Capital Markets - 0.1%
State Street Corp.
Series D, 5.90% (B) (D)	23,039	629,195

Electric Utilities - 0.0% (E)
SCE Trust III
5.75% (B) (D)	7,998	214,986

Thrifts & Mortgage Finance - 0.0% (E)
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (B) (D) (H)	93,300	289,230
Federal National Mortgage Association
Series O, 0.00% (B) (H)	1,300	5,785
Series S, 8.25% (B) (H)	81,175	246,772

		541,787

Total Preferred Stocks (Cost $4,586,141)		2,976,566

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.7%
Federal Home Loan Bank Discount Notes
0.35% (I), 06/02/2016 - 06/29/2016	$ 12,433,000	$ 12,423,867
0.37% (I), 04/22/2016 - 06/22/2016	43,661,000	43,640,209
0.39% (I), 06/09/2016	24,670,000	24,655,346
0.40% (I), 05/27/2016	2,550,000	2,548,970
0.41% (I), 05/04/2016	66,500,000	66,484,173
0.42% (I), 04/29/2016	400,000	399,935

Total Short-Term U.S. Government Agency Obligations (Cost $150,133,137)		150,152,500

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bill
0.18% (I), 04/14/2016 (D)	7,674,000	7,673,716
0.28% (I), 06/09/2016 (D)	8,405,800	8,402,866
0.34% (I), 05/05/2016 (D)	8,407,000	8,406,277

Total Short-Term U.S. Government Obligations (Cost $24,479,147)		24,482,859

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (I)	49,283,195	49,283,195

Total Securities Lending Collateral (Cost $49,283,195)		49,283,195

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $20,820,016 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $21,239,350.	$ 20,819,998	20,819,998

Total Repurchase Agreement (Cost $20,819,998)		20,819,998

Total Investments (Cost $1,488,693,485) (J)		1,497,058,327
Net Other Assets (Liabilities) - (16.8)%		(214,957,466)

Net Assets - 100.0%		$ 1,282,100,861

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$79,681,392	$—	$79,681,392
Corporate Debt Securities	—	481,978,367	—	481,978,367
Foreign Government Obligations	—	16,185,679	—	16,185,679
Mortgage-Backed Securities	—	162,727,306	—	162,727,306
Municipal Government Obligations	—	6,939,759	—	6,939,759
U.S. Government Agency Obligations	—	216,228,869	—	216,228,869
U.S. Government Obligations	—	285,601,837	—	285,601,837
Preferred Stocks	2,976,566	—	—	2,976,566
Short-Term U.S. Government Agency Obligations	—	150,152,500	—	150,152,500
Short-Term U.S. Government Obligations	—	24,482,859	—	24,482,859
Securities Lending Collateral	49,283,195	—	—	49,283,195
Repurchase Agreement	—	20,819,998	—	20,819,998

Total Investments	$52,259,761	$1,444,798,566	$—	$1,497,058,327

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $304,686,830, representing 23.8% of the Portfolio’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $48,280,842. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(G)	Cash in the amount of $280,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(H)	Non-income producing security.
(I)	Rate disclosed reflects the yield at March 31, 2016.
(J)

Aggregate cost for federal income tax purposes is $1,488,693,485. Aggregate gross unrealized appreciation and depreciation for all securities is $30,391,365 and $22,026,523, respectively. Net unrealized appreciation for tax purposes is $8,364,842.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.2%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,387,000	$ 3,290,250
6.13%, 01/15/2023 (A)	930,000	704,475
7.50%, 03/15/2025 (A)	691,000	525,160
7.75%, 03/15/2020 (A)	1,812,000	1,558,320
Triumph Group, Inc.
5.25%, 06/01/2022	2,244,000	2,019,600

		8,097,805

Airlines - 2.7%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,000,000	980,000
5.50%, 10/01/2019 (A)	4,837,000	4,921,648
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,087,421	2,108,295
6.13%, 07/15/2018 (A)	7,155,000	7,423,312
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,240,000	2,354,800
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	715,864	746,288
United Airlines Pass-Through Trust
4.63%, 03/03/2024	732,229	724,907
United Continental Holdings, Inc.
6.38%, 06/01/2018	1,185,000	1,244,250

		20,503,500

Auto Components - 0.3%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,500,000	2,631,250

Automobiles - 0.1%
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020	430,000	436,450

Banks - 3.3%
Bank of America Corp.
8.00% (B), 01/30/2018 (C)	3,947,000	3,863,126
Barclays PLC
6.63% (B), 09/15/2019 (C)	2,336,000	2,096,560
8.25% (B), 12/15/2018 (C)	1,843,000	1,839,259
BNP Paribas SA
7.63% (B), 03/30/2021 (A) (C)	768,000	772,224
CIT Group, Inc.
5.00%, 08/15/2022	385,000	389,570
5.25%, 03/15/2018	1,525,000	1,577,612
5.38%, 05/15/2020	190,000	197,125
5.50%, 02/15/2019 (A)	2,290,000	2,369,005
Citigroup, Inc.
6.30% (B), 05/15/2024 (C)	5,900,000	5,666,850
JPMorgan Chase & Co.
5.00% (B), 07/01/2019 (C)	2,015,000	1,924,325
7.90% (B), 04/30/2018 (C)	3,247,000	3,247,000
Lloyds Banking Group PLC
7.50% (B), 06/27/2024 (C)	900,000	890,910

		24,833,566

Beverages - 0.9%
Cott Beverages, Inc.
5.38%, 07/01/2022	4,099,000	4,160,485
6.75%, 01/01/2020	2,484,000	2,608,200

		6,768,685

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
Concordia Healthcare Corp.
7.00%, 04/15/2023 (A)	$ 1,499,000	$ 1,285,393

Building Products - 2.8%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	7,646,000	5,772,730
Builders FirstSource, Inc.
7.63%, 06/01/2021 (A)	2,560,000	2,662,400
10.75%, 08/15/2023 (A)	4,070,000	4,100,525
Griffon Corp.
5.25%, 03/01/2022	3,975,000	3,965,062
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,237,000	2,203,445
Ply Gem Industries, Inc.
6.50%, 02/01/2022	2,497,000	2,462,960

		21,167,122

Capital Markets - 1.2%
Deutsche Bank AG
7.50% (B), 04/30/2025 (C)	2,200,000	1,886,500
Goldman Sachs Capital II
4.00% (B), 05/02/2016 (C)	5,876,000	4,204,278
Morgan Stanley
5.45% (B), 07/15/2019 (C)	2,970,000	2,806,650
5.55% (B), 07/15/2020 (C)	320,000	315,440

		9,212,868

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	6,738,000	5,592,540
10.00%, 04/15/2020	1,201,000	1,080,900
Tronox Finance LLC
7.50%, 03/15/2022 (A)	2,217,000	1,662,750

		8,336,190

Commercial Services & Supplies - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A)	2,052,000	1,877,580
5.50%, 04/01/2023	1,081,000	1,048,570

		2,926,150

Construction & Engineering - 1.8%
Abengoa Greenfield SA
6.50%, 10/01/2019 (A)	1,767,000	154,613
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	4,473,000	3,667,860
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	2,147,000	1,846,420
6.50%, 12/15/2020 (A)	814,000	777,370
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	1,785,000	1,173,637
7.25%, 10/15/2020 (A)	1,250,000	1,031,250
8.00%, 11/01/2019 (A)	1,800,000	1,116,000
9.13%, 11/15/2020 (A)	6,000,000	4,260,000

		14,027,150

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 4.4%
Ally Financial, Inc.
3.25%, 02/13/2018	$ 872,000	$ 863,280
5.50%, 02/15/2017	1,700,000	1,731,144
5.75%, 11/20/2025	1,121,000	1,095,778
6.25%, 12/01/2017	2,830,000	2,950,275
8.00%, 12/31/2018 - 11/01/2031	2,712,000	3,063,540
Altice Financing SA
6.63%, 02/15/2023 (A)	2,539,000	2,545,347
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	980,000	1,006,338
Altice US Financing SA
7.75%, 07/15/2025 (A)	250,000	244,375
Navient Corp.
5.50%, 01/15/2019, MTN	4,230,000	4,155,975
5.88%, 10/25/2024	2,126,000	1,801,785
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	1,847,000	1,848,847
7.25%, 12/15/2021 (A)	1,636,000	1,627,820
Springleaf Finance Corp.
6.00%, 06/01/2020	3,589,000	3,445,440
6.90%, 12/15/2017, MTN	5,255,000	5,425,787
7.75%, 10/01/2021	1,987,000	1,949,446

		33,755,177

Containers & Packaging - 2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.63% (B), 12/15/2019 (A)	3,620,000	3,565,700
6.25%, 01/31/2019 (A)	665,000	657,934
7.00%, 11/15/2020 (A)	774,706	737,907
Ball Corp.
4.38%, 12/15/2020	958,000	996,919
5.25%, 07/01/2025	2,466,000	2,589,300
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
5.63%, 12/15/2016 (A)	645,000	642,984
6.00%, 06/15/2017 (A)	915,000	907,566
Coveris Holdings SA
7.88%, 11/01/2019 (A)	3,200,000	2,864,000
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	1,617,000	1,684,712
6.38%, 08/15/2025 (A)	539,000	566,624

		15,213,646

Diversified Financial Services - 3.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	800,000	807,000
4.63%, 07/01/2022	1,691,000	1,724,820
Credit Suisse Group AG
6.25% (B), 12/18/2024 (A) (C)	807,000	741,066
7.50% (B), 12/11/2023 (A) (C)	4,697,000	4,619,500
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	7,530,000	7,943,209
Glen Meadow Pass-Through Trust
6.51% (B), 02/12/2067 (A)	6,373,000	4,684,155
ILFC E-Capital Trust I
4.24% (B), 12/21/2065 (A)	4,780,000	3,871,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
4.49% (B), 12/21/2065 (A)	$ 875,000	$ 708,750
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	2,441,000	2,099,260

		27,199,560

Diversified Telecommunication Services - 6.8%
CenturyLink, Inc.
7.50%, 04/01/2024 (D)	1,430,000	1,433,575
7.65%, 03/15/2042	12,462,000	10,281,150
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	268,511
7.63%, 04/15/2024	4,566,000	4,052,325
9.00%, 08/15/2031	3,778,000	3,249,080
10.50%, 09/15/2022 (A)	1,238,000	1,268,950
11.00%, 09/15/2025 (A)	581,000	583,905
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,610,000	1,773,013
7.63%, 06/15/2021	1,302,000	1,451,730
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	4,464,000	2,879,280
8.00%, 02/15/2024 (A)	525,000	540,750
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	752,000	813,025
10.13%, 01/15/2023 (A)	752,000	804,640
10.88%, 10/15/2025 (A)	950,000	1,032,650
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	852,925
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	2,750,000	2,784,375
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,425,000	3,467,812
6.00%, 10/15/2024 (A)	825,000	847,688
6.38%, 04/15/2023 (A)	945,000	982,800
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	1,750,000	1,750,000
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,500,000	2,362,500
7.38%, 04/23/2021 (A)	4,935,000	4,466,175
Windstream Services LLC
7.75%, 10/01/2021	4,602,000	3,753,506

		51,700,365

Electric Utilities - 1.4%
Elwood Energy LLC
8.16%, 07/05/2026	2,563,074	2,755,305
Homer City Generation, LP
8.73%, 10/01/2026
Cash Rate 8.73% (E)	7,265,625	4,359,375
Red Oak Power LLC
9.20%, 11/30/2029	1,325,000	1,368,062
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	3,244,000	2,433,000

		10,915,742

Electronic Equipment, Instruments & Components - 0.7%
Belden, Inc.
5.50%, 09/01/2022 (A)	2,514,000	2,526,570
Sanmina Corp.
4.38%, 06/01/2019 (A)	1,835,000	1,876,288
Zebra Technologies Corp.
7.25%, 10/15/2022	1,119,000	1,214,115

		5,616,973

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 3.0%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	$ 2,283,000	$ 1,592,392
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	3,390,000	3,135,750
NuStar Logistics, LP
4.80%, 09/01/2020	3,578,000	3,148,640
8.15%, 04/15/2018	2,000,000	2,000,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	4,470,000	4,342,560
Rowan Cos., Inc.
4.88%, 06/01/2022	2,296,000	1,633,494
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,615,000	1,552,419
Transocean, Inc.
7.13%, 12/15/2021	5,099,000	3,441,825
Weatherford International LLC
6.80%, 06/15/2037	1,667,000	1,241,915
Weatherford International, Ltd.
6.75%, 09/15/2040	1,042,000	739,820

		22,828,815

Food & Staples Retailing - 0.6%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,764,000	1,869,840
6.75%, 06/15/2021	2,253,000	2,379,731

		4,249,571

Food Products - 1.5%
Aramark Services, Inc.
5.75%, 03/15/2020	895,000	922,969
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,160,000	1,015,000
7.25%, 06/01/2021 (A)	2,140,000	2,131,440
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	1,009,000	1,012,784
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	4,845,000	5,105,419
7.38%, 02/15/2022	827,000	874,552
8.00%, 07/15/2025 (A)	458,000	508,380

		11,570,544

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (A)	2,686,000	2,356,965

Health Care Equipment & Supplies - 1.7%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	3,707,000	2,766,349
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	2,156,000	1,908,060
Hologic, Inc.
5.25%, 07/15/2022 (A)	2,139,000	2,229,907
Mallinckrodt International Finance SA
4.75%, 04/15/2023	3,250,000	2,665,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	475,000	445,075
5.63%, 10/15/2023 (A)	632,000	573,540
5.75%, 08/01/2022 (A)	2,905,000	2,676,231

		13,264,162

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 6.7%
Centene Escrow Corp.
5.63%, 02/15/2021 (A)	$ 485,000	$ 505,612
6.13%, 02/15/2024 (A)	484,000	509,410
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,186,275
6.88%, 02/01/2022	7,498,000	6,766,945
7.13%, 07/15/2020	2,295,000	2,168,775
8.00%, 11/15/2019	2,104,000	2,048,770
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	2,229,000	2,326,519
HCA Holdings, Inc.
6.25%, 02/15/2021	8,043,000	8,646,225
HCA, Inc.
5.88%, 02/15/2026	1,270,000	1,308,100
7.50%, 02/15/2022	3,410,000	3,861,825
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	3,573,000	3,616,254
LifePoint Health, Inc.
5.50%, 12/01/2021	5,940,000	6,207,300
Tenet Healthcare Corp.
4.38%, 10/01/2021	1,200,000	1,203,000
5.00%, 03/01/2019	745,000	736,619
5.50%, 03/01/2019	1,135,000	1,123,650
6.00%, 10/01/2020	2,910,000	3,099,150
6.75%, 06/15/2023	1,034,000	990,055
8.13%, 04/01/2022	4,042,000	4,158,207

		51,462,691

Hotels, Restaurants & Leisure - 6.6%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	445,000	461,688
6.88%, 05/15/2023	3,145,000	3,349,425
Felcor Lodging, LP
5.63%, 03/01/2023	2,250,000	2,295,000
International Game Technology PLC
6.25%, 02/15/2022 (A)	231,000	234,996
6.50%, 02/15/2025 (A)	8,218,000	8,135,820
MGM Resorts International
6.00%, 03/15/2023	1,232,000	1,275,120
6.63%, 12/15/2021	3,185,000	3,415,912
7.75%, 03/15/2022	3,385,000	3,770,044
11.38%, 03/01/2018	1,911,000	2,207,969
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	2,630,000	2,643,150
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 (A) (E)	2,533,609	1,686,697
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	5,516,000	5,736,640
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	683,000	696,660
10.00%, 12/01/2022	5,959,000	4,826,790
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A)	3,325,000	3,333,313
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	1,424,000	1,192,600
8.50%, 10/15/2022 (A)	5,205,000	4,918,725
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (F) (G) (H) (I)	1,066,313	0	(J)

		50,180,549

Household Durables - 2.8%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	2,778,015
7.25%, 02/01/2023	925,000	721,500

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Beazer Homes USA, Inc. (continued)
7.50%, 09/15/2021	$ 1,824,000	$ 1,491,120
9.13%, 05/15/2019	2,020,000	1,919,000
KB Home
7.00%, 12/15/2021	1,575,000	1,575,000
7.63%, 05/15/2023	2,738,000	2,717,465
8.00%, 03/15/2020	910,000	953,225
9.10%, 09/15/2017	1,158,000	1,247,745
Meritage Homes Corp.
4.50%, 03/01/2018	6,072,000	6,132,720
Tempur Sealy International, Inc.
5.63%, 10/15/2023 (A)	1,065,000	1,095,619
6.88%, 12/15/2020	1,034,000	1,090,870

		21,722,279

Household Products - 1.7%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	1,485,000	1,366,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,260,250
7.13%, 04/15/2019	2,472,000	2,515,260
7.88%, 08/15/2019	985,000	1,019,475
9.88%, 08/15/2019	4,600,000	4,763,875

		12,925,060

Independent Power and Renewable Electricity Producers - 2.0%
Calpine Corp.
5.38%, 01/15/2023	370,000	358,671
5.75%, 01/15/2025	1,778,000	1,706,880
6.00%, 01/15/2022 (A)	800,000	838,000
NRG Energy, Inc.
7.88%, 05/15/2021	8,850,000	8,816,812
8.25%, 09/01/2020	3,820,000	3,848,650

		15,569,013

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	577,000	428,423
7.20%, 02/15/2021	1,023,000	879,780
7.63%, 09/24/2021	4,494,000	3,833,382
Lincoln National Corp.
7.00% (B), 05/17/2066	8,111,000	5,312,705

		10,454,290

Machinery - 0.7%
CNH Industrial Capital LLC
3.88%, 07/16/2018	1,110,000	1,102,230
Meritor, Inc.
6.25%, 02/15/2024	1,852,000	1,632,075
6.75%, 06/15/2021	910,000	844,025
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	1,616,000	1,422,080

		5,000,410

Media - 8.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (I) (K)	1,305,000	6,525
10.25%, 06/15/2049 - 11/01/2049 (I) (K)	1,460,000	7,300
Cablevision Systems Corp.
5.88%, 09/15/2022	3,091,000	2,604,168
7.75%, 04/15/2018	3,805,000	3,959,559
8.00%, 04/15/2020	3,129,000	3,035,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	$ 885,000	$ 911,550
5.75%, 01/15/2024	60,000	62,475
6.50%, 04/30/2021	4,925,000	5,099,887
7.38%, 06/01/2020	1,000,000	1,040,625
CCO Safari II LLC
4.91%, 07/23/2025 (A)	2,777,000	2,929,224
CCOH Safari LLC
5.75%, 02/15/2026 (A)	1,750,000	1,811,250
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,400,000	1,386,000
7.75%, 07/15/2025 (A)	250,000	246,250
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,549,000	4,407,340
7.63%, 03/15/2020	8,140,000	7,444,387
CSC Holdings LLC
6.75%, 11/15/2021	185,000	189,995
DISH DBS Corp.
5.00%, 03/15/2023	750,000	661,875
5.88%, 07/15/2022 - 11/15/2024	3,874,000	3,613,495
6.75%, 06/01/2021	3,215,000	3,319,487
7.88%, 09/01/2019	3,253,000	3,578,300
iHeartCommunications, Inc.
9.00%, 03/01/2021	250,000	174,063
10.63%, 03/15/2023	1,748,000	1,210,490
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	2,550,000	2,537,250
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,095,000	3,115,650
Unitymedia GmbH
6.13%, 01/15/2025 (A)	2,106,000	2,188,934
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	898,000	886,775
6.75%, 09/15/2022 (A)	9,061,000	9,604,660

		66,032,644

Metals & Mining - 2.0%
ArcelorMittal
7.25%, 02/25/2022	1,416,000	1,401,132
8.00%, 10/15/2039	3,333,000	2,899,710
Constellium NV
5.75%, 05/15/2024 (A)	2,699,000	1,936,532
7.88%, 04/01/2021 (A)	646,000	645,438
8.00%, 01/15/2023 (A)	1,318,000	1,092,293
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	856,000	853,860
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,750,000	1,684,375
Novelis, Inc.
8.38%, 12/15/2017	2,045,000	2,079,765
8.75%, 12/15/2020	307,000	309,855
Teck Resources, Ltd.
3.75%, 02/01/2023	691,000	455,632
6.00%, 08/15/2040	635,000	355,600
6.25%, 07/15/2041	2,040,000	1,173,000

		14,887,192

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	207,000	216,574
5.75%, 03/01/2023 (A)	1,117,000	1,184,020

		1,400,594

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 5.6%
Antero Resources Corp.
5.38%, 11/01/2021	$ 861,000	$ 796,425
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	292,500
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	3,505,000	350,500
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	1,749,000	1,630,943
Chesapeake Energy Corp.
4.88%, 04/15/2022	692,000	242,200
6.13%, 02/15/2021	2,472,000	951,720
6.63%, 08/15/2020	3,041,000	1,185,990
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	3,831,000	3,716,070
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,988,000	1,918,420
Concho Resources, Inc.
5.50%, 04/01/2023	2,076,000	2,034,480
Continental Resources, Inc.
5.00%, 09/15/2022	1,694,000	1,460,016
Denbury Resources, Inc.
5.50%, 05/01/2022	1,087,000	489,150
Enable Midstream Partners, LP
5.00%, 05/15/2044	100,000	70,601
EnLink Midstream Partners, LP
4.15%, 06/01/2025	908,000	704,570
5.05%, 04/01/2045	2,391,000	1,608,584
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	3,315,000	1,672,003
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	766,000	612,800
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,000,000	2,145,140
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021	4,085,000	469,775
8.63%, 04/15/2020	3,225,000	370,875
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	270,100
7.25%, 02/01/2019	1,613,000	1,229,913
ONEOK, Inc.
7.50%, 09/01/2023	2,181,000	2,121,022
Peabody Energy Corp.
6.25%, 11/15/2021	420,000	29,925
6.50%, 09/15/2020	1,000,000	72,500
10.00%, 03/15/2022 (A)	1,414,000	106,050
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	1,125,000	731,250
SM Energy Co.
6.13%, 11/15/2022	3,265,000	2,380,185
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	3,950,000	3,940,125
6.38%, 04/01/2023 (A)	2,760,000	2,761,711
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	1,545,000	1,541,138
6.75%, 03/15/2024 (A)	1,685,000	1,655,512

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.
5.75%, 03/15/2021	$ 2,635,000	$ 1,752,275
WPX Energy, Inc.
8.25%, 08/01/2023	2,100,000	1,627,500

		42,941,968

Paper & Forest Products - 0.3%
Boise Cascade Co.
6.38%, 11/01/2020	2,410,000	2,403,975

Personal Products - 0.6%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	4,540,000	4,664,850

Pharmaceuticals - 1.3%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,855,000	1,746,019
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	1,150,000	905,625
5.88%, 05/15/2023 (A)	2,853,000	2,236,039
6.38%, 10/15/2020 (A)	5,367,000	4,454,610
7.50%, 07/15/2021 (A)	830,000	691,489

		10,033,782

Professional Services - 0.4%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	3,599,000	3,383,060

Real Estate Investment Trusts - 1.0%
CBL & Associates, LP
5.25%, 12/01/2023	3,951,000	3,752,581
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	1,065,000	985,125
Equinix, Inc.
5.88%, 01/15/2026	2,127,000	2,242,921
MPT Operating Partnership, LP / MPT Finance Corp.
6.38%, 03/01/2024	471,000	495,728

		7,476,355

Road & Rail - 0.9%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A)	2,779,000	3,126,375
Hertz Corp.
7.38%, 01/15/2021	2,724,000	2,778,480
7.50%, 10/15/2018	735,000	746,760

		6,651,615

Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 (A)	4,230,000	4,483,800

Software - 1.9%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (A)	960,000	940,800
First Data Corp.
5.00%, 01/15/2024 (A)	1,072,000	1,073,340
5.75%, 01/15/2024 (A)	1,470,000	1,469,853
6.75%, 11/01/2020 (A)	6,218,000	6,538,227
7.00%, 12/01/2023 (A)	986,000	995,860
Infor US, Inc.
5.75%, 08/15/2020 (A)	776,000	799,280
6.50%, 05/15/2022	3,253,000	2,960,230

		14,777,590

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 1.0%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	$ 6,584,000	$ 4,691,100
L Brands, Inc.
6.88%, 11/01/2035	985,000	1,068,922
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	2,494,000	2,113,665

		7,873,687

Technology Hardware, Storage & Peripherals - 1.4%
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	2,704,000	2,690,480
Seagate HDD Cayman
4.75%, 06/01/2023	3,794,000	3,142,767
4.88%, 06/01/2027 (A)	1,445,000	1,087,865
Western Digital Corp.
7.38%, 04/01/2023 (A) (D)	1,025,000	1,045,500
10.50%, 04/01/2024 (A) (D)	2,357,000	2,362,893

		10,329,505

Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co.
6.88%, 05/01/2022	5,431,000	5,865,480

Trading Companies & Distributors - 1.3%
United Rentals North America, Inc.
5.50%, 07/15/2025	7,360,000	7,321,654
7.63%, 04/15/2022	2,188,000	2,330,220
8.25%, 02/01/2021	134,000	140,030

		9,791,904

Wireless Telecommunication Services - 3.4%
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	1,806,187
9.00%, 11/15/2018 (A)	6,075,000	6,363,562
9.13%, 03/01/2017	995,000	1,012,413
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,199,088
7.63%, 02/15/2025	2,047,000	1,519,898
7.88%, 09/15/2023	8,612,000	6,586,371
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	855,587
6.63%, 04/28/2021	1,360,000	1,421,200
6.73%, 04/28/2022	4,671,000	4,880,261
6.84%, 04/28/2023	455,000	480,025

		26,124,592

Total Corporate Debt Securities (Cost $798,220,813)		725,334,534

LOAN ASSIGNMENTS - 0.5%
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc.
Term Loan B2,
3.75% (B), 10/09/2019	1,140,778	1,129,371

IT Services - 0.1%
First Data Corp.
Term Loan,
TBD, 03/24/2021 (D) (L)	1,000,000	996,875

	Principal	Value
LOAN ASSIGNMENTS (continued)
Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (B), 11/12/2020	$ 2,025,000	$ 1,802,250

Total Loan Assignments (Cost $4,052,148)		3,928,496

	Shares	Value
COMMON STOCKS - 0.3%
Building Products - 0.3%
Panolam Holdings Co., GDR (F) (H) (I) (M)	1,803	1,770,546

Media - 0.0% (N)
New Cotai LLC / New Cotai Capital Corp., Class B (F) (H) (I) (M)	6	185,250

Total Common Stocks (Cost $3,265,049)		1,955,796

PREFERRED STOCK - 0.9%
Banks - 0.9%
GMAC Capital Trust I
Series 2, 6.40% (B)	297,425	7,289,887

Total Preferred Stock (Cost $7,592,257)		7,289,887

WARRANT - 0.0% (N)
Food Products - 0.0% (N)
American Seafoods Group LLC (I) (M)
Exercise Price $0.01
Expiration Date 05/15/2018	1,265	632

Total Warrant (Cost $0)		632

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (O), dated 03/31/2016, to be repurchased at $16,520,739 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $16,852,025.	$ 16,520,725	16,520,725

Total Repurchase Agreement (Cost $16,520,725)		16,520,725

Total Investments (Cost $829,650,992) (P)		755,030,070
Net Other Assets (Liabilities) - 0.9%		7,209,020

Net Assets - 100.0%		$ 762,239,090

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)		Value
ASSETS
Investments
Corporate Debt Securities	$—	$725,334,534	$0	(J)	$725,334,534
Loan Assignments	—	3,928,496	—		3,928,496
Common Stocks	—	—	1,955,796		1,955,796
Preferred Stock	7,289,887	—	—		7,289,887
Warrant	632	—	—		632
Repurchase Agreement	—	16,520,725	—		16,520,725

Total Investments	$7,290,519	$745,783,755	$1,955,796		$755,030,070

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $270,923,239, representing 35.5% of the Portfolio’s net assets.

(B)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(E)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $1,955,796, representing 0.3% of the Portfolio’s net assets.

(G)	Security in default.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $1,970,253, representing 0.3% of the Portfolio’s net assets.
(J)	Rounds to less than $1.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	All or a portion of the security represents unsettled loan commitments at March 31, 2016 where the rate will be determined at time of settlement.
(M)	Non-income producing security.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rate disclosed reflects the yield at March 31, 2016.
(P)

Aggregate cost for federal income tax purposes is $829,650,992. Aggregate gross unrealized appreciation and depreciation for all securities is $9,126,584 and $83,747,506, respectively. Net unrealized depreciation for tax purposes is $74,620,922.

(Q)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(R)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

GDR	Global Depositary Receipt
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.2%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	8,824	$ 988,729
L-3 Communications Holdings, Inc.	3,190	378,015
Northrop Grumman Corp.	1,530	302,787
Textron, Inc.	1,200	43,752
United Technologies Corp.	9,838	984,784

		2,698,067

Airlines - 0.5%
Delta Air Lines, Inc.	5,081	247,343
United Continental Holdings, Inc. (A)	7,411	443,622

		690,965

Auto Components - 0.1%
Johnson Controls, Inc.	1,165	45,400
Magna International, Inc., Class A	960	41,242

		86,642

Automobiles - 0.2%
Ford Motor Co.	18,762	253,287
General Motors Co.	2,944	92,530

		345,817

Banks - 2.9%
Bank of America Corp.	81,386	1,100,339
BB&T Corp.	1,975	65,708
Citigroup, Inc.	27,059	1,129,713
Comerica, Inc., Class A (B)	2,430	92,024
Fifth Third Bancorp (B)	3,706	61,853
KeyCorp	12,070	133,253
SVB Financial Group (A)	770	78,578
Wells Fargo & Co.	34,263	1,656,959

		4,318,427

Beverages - 2.0%
Boston Beer Co., Inc., Class A (A) (B)	672	124,367
Coca-Cola Co.	12,263	568,881
Constellation Brands, Inc., Class A	2,559	386,639
Dr. Pepper Snapple Group, Inc.	918	82,087
Molson Coors Brewing Co., Class B (B)	6,076	584,390
PepsiCo, Inc.	12,368	1,267,473

		3,013,837

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A)	1,884	262,290
Biogen, Inc. (A)	2,271	591,187
BioMarin Pharmaceutical, Inc. (A)	1,220	100,626
Celgene Corp. (A)	7,758	776,498
Gilead Sciences, Inc.	10,688	981,800
Regeneron Pharmaceuticals, Inc., Class A (A)	87	31,358
Vertex Pharmaceuticals, Inc. (A)	2,638	209,695

		2,953,454

Building Products - 0.3%
Allegion PLC	3,160	201,324
Masco Corp.	9,387	295,221

		496,545

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.7%
Ameriprise Financial, Inc.	740	$ 69,567
Bank of New York Mellon Corp.	2,120	78,080
BlackRock, Inc., Class A	995	338,867
Charles Schwab Corp.	13,788	386,340
Goldman Sachs Group, Inc.	1,652	259,331
Invesco, Ltd.	13,418	412,872
Morgan Stanley	23,096	577,631
State Street Corp.	5,128	300,090
TD Ameritrade Holding Corp. (B)	3,917	123,503

		2,546,281

Chemicals - 1.1%
Axiall Corp.	2,650	57,876
Dow Chemical Co.	9,124	464,047
E.I. du Pont de Nemours & Co.	8,185	518,274
Eastman Chemical Co. (B)	3,540	255,694
Monsanto Co.	440	38,606
Mosaic Co. (B)	12,880	347,760

		1,682,257

Communications Equipment - 0.4%
Cisco Systems, Inc.	19,848	565,073

Construction & Engineering - 0.3%
Fluor Corp.	7,270	390,399

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	1,073	171,154

Consumer Finance - 0.4%
Capital One Financial Corp.	2,279	157,957
Discover Financial Services	4,750	241,870
Synchrony Financial (A)	7,697	220,596

		620,423

Containers & Packaging - 0.4%
Crown Holdings, Inc. (A)	5,888	291,986
Sealed Air Corp., Class A	1,005	48,250
WestRock Co.	4,936	192,652

		532,888

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	8,491	1,204,703
Intercontinental Exchange, Inc.	1,583	372,226
Voya Financial, Inc.	2,910	86,631

		1,663,560

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	26,683	1,045,173
Verizon Communications, Inc.	7,681	415,389

		1,460,562

Electric Utilities - 1.8%
American Electric Power Co., Inc.	6,580	436,912
Edison International	7,970	572,963
NextEra Energy, Inc.	4,832	571,819
PPL Corp.	12,347	470,050
Xcel Energy, Inc.	13,650	570,843

		2,622,587

Electrical Equipment - 0.4%
Eaton Corp. PLC	10,093	631,418

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	830	47,990

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	1,439	$ 30,061
TE Connectivity, Ltd.	8,116	502,543

		580,594

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	2,607	114,265
Halliburton Co.	7,592	271,186
National Oilwell Varco, Inc. (B)	1,180	36,698
Schlumberger, Ltd. (B)	3,199	235,926

		658,075

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	3,723	586,671
CVS Health Corp.	210	21,783
Kroger Co. (B)	10,040	384,030
Wal-Mart Stores, Inc. (B)	176	12,054
Walgreens Boots Alliance, Inc.	1,070	90,137

		1,094,675

Food Products - 0.8%
Archer-Daniels-Midland Co.	1,805	65,539
Hershey Co. (B)	3,484	320,842
Mead Johnson Nutrition Co., Class A	340	28,890
Mondelez International, Inc., Class A	19,631	787,596

		1,202,867

Gas Utilities - 0.1%
UGI Corp.	2,670	107,574

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	15,866	663,675
Boston Scientific Corp. (A)	29,195	549,158
Stryker Corp. (B)	2,239	240,222

		1,453,055

Health Care Providers & Services - 2.1%
Aetna, Inc.	4,505	506,137
Cigna Corp.	1,280	175,667
Express Scripts Holding Co. (A) (B)	1,742	119,658
HCA Holdings, Inc. (A)	630	49,172
Humana, Inc., Class A (B)	2,571	470,364
McKesson Corp.	5,224	821,474
Quest Diagnostics, Inc.	890	63,591
UnitedHealth Group, Inc.	7,708	993,561

		3,199,624

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc., Class A (A) (B)	98	46,155
Dunkin’ Brands Group, Inc. (B)	10	472
Royal Caribbean Cruises, Ltd., Class A (B)	5,289	434,491
Starbucks Corp.	8,134	485,600
Yum! Brands, Inc.	2,306	188,746

		1,155,464

Household Durables - 0.5%
D.R. Horton, Inc.	7,040	212,819
Harman International Industries, Inc. (B)	2,950	262,668
PulteGroup, Inc.	10,252	191,815
Toll Brothers, Inc. (A) (B)	2,599	76,697

		743,999

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.2%
Kimberly-Clark Corp.	5,731	$ 770,877
Procter & Gamble Co.	11,888	978,501

		1,749,378

Industrial Conglomerates - 0.6%
Danaher Corp.	1,498	142,100
General Electric Co.	25,987	826,127

		968,227

Insurance - 1.5%
American International Group, Inc.	6,193	334,732
Arthur J. Gallagher & Co.	3,090	137,443
Chubb, Ltd.	5,951	709,061
Lincoln National Corp.	1,170	45,864
MetLife, Inc.	16,282	715,431
Prudential Financial, Inc.	1,149	82,981
XL Group PLC, Class A	4,730	174,064

		2,199,576

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (A)	2,158	1,281,075

Internet Software & Services - 2.8%
Alphabet, Inc., Class A (A)	1,659	1,265,651
Alphabet, Inc., Class C	1,736	1,293,233
Facebook, Inc., Class A (A)	14,426	1,646,007

		4,204,891

IT Services - 2.3%
Accenture PLC, Class A	11,052	1,275,401
Automatic Data Processing, Inc.	550	49,340
Cognizant Technology Solutions Corp., Class A (A)	8,068	505,864
Fidelity National Information Services, Inc.	6,174	390,876
Global Payments, Inc. (B)	706	46,102
MasterCard, Inc., Class A	915	86,467
PayPal Holdings, Inc. (A)	2,360	91,096
Vantiv, Inc., Class A (A)	1,812	97,631
Visa, Inc., Class A (B)	11,267	861,700

		3,404,477

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (A)	1,540	249,649
Thermo Fisher Scientific, Inc.	2,216	313,764

		563,413

Machinery - 1.1%
Caterpillar, Inc. (B)	550	42,097
Cummins, Inc. (B)	3,191	350,818
Deere & Co. (B)	610	46,964
Ingersoll-Rand PLC	1,970	122,160
PACCAR, Inc. (B)	9,018	493,194
Parker-Hannifin Corp. (B)	860	95,529
Pentair PLC (B)	870	47,206
Snap-on, Inc.	310	48,667
Stanley Black & Decker, Inc.	3,817	401,587

		1,648,222

Media - 2.7%
CBS Corp., Class B (B)	2,931	161,469
Charter Communications, Inc., Class A (A) (B)	2,130	431,176
Comcast Corp., Class A	19,001	1,160,581
DISH Network Corp., Class A (A)	4,985	230,606
Time Warner Cable, Inc.	1,141	233,471

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	13,574	$ 984,794
Twenty-First Century Fox, Inc., Class A	31,421	876,017

		4,078,114

Metals & Mining - 0.0% (C)
Newmont Mining Corp.	2,430	64,589
U.S. Steel Corp. (B)	620	9,951

		74,540

Multi-Utilities - 0.2%
CMS Energy Corp.	2,860	121,378
Sempra Energy	1,280	133,184

		254,562

Multiline Retail - 0.4%
Dollar General Corp. (B)	4,790	410,024
Target Corp.	3,028	249,144

		659,168

Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	10,430	236,865
Chevron Corp.	11,277	1,075,826
Columbia Pipeline Group, Inc.	348	8,735
ConocoPhillips	8,130	327,395
Diamondback Energy, Inc. (A) (B)	2,229	172,034
EOG Resources, Inc. (B)	4,531	328,860
EQT Corp.	4,030	271,058
Exxon Mobil Corp.	16,523	1,381,157
Hess Corp.	980	51,597
Kinder Morgan, Inc.	6,480	115,733
Marathon Petroleum Corp.	1,550	57,629
Occidental Petroleum Corp.	8,785	601,157
Pioneer Natural Resources Co. (B)	3,112	437,983
Valero Energy Corp.	4,640	297,610

		5,363,639

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	1,081	101,949

Pharmaceuticals - 3.4%
Allergan PLC (A)	2,724	730,114
Bristol-Myers Squibb Co.	17,124	1,093,881
Eli Lilly & Co.	11,500	828,115
Johnson & Johnson	8,370	905,634
Merck & Co., Inc.	5,569	294,656
Mylan NV (A)	1,870	86,674
Pfizer, Inc. (B)	38,765	1,148,995

		5,088,069

Professional Services - 0.0% (C)
Equifax, Inc.	350	40,001

Real Estate Investment Trusts - 1.7%
American Tower Corp., Class A	2,097	214,670
Apartment Investment & Management Co., Class A	1,070	44,747
AvalonBay Communities, Inc.	2,064	392,573
Boston Properties, Inc. (B)	1,417	180,072
DiamondRock Hospitality Co. (B)	7,385	74,736
Equinix, Inc. (B)	583	192,804
Essex Property Trust, Inc. (B)	402	94,012
HCP, Inc.	5,180	168,764
Kimco Realty Corp.	7,667	220,656
LaSalle Hotel Properties (B)	3,650	92,382
Liberty Property Trust, Series C	3,460	115,772
Prologis, Inc., Class A	5,959	263,269

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Public Storage	261	$ 71,992
Simon Property Group, Inc.	506	105,091
SL Green Realty Corp. (B)	1,307	126,622
STORE Capital Corp.	1,500	38,820
Vornado Realty Trust, Class A	908	85,742

		2,482,724

Road & Rail - 0.8%
Canadian Pacific Railway, Ltd.	2,181	289,397
CSX Corp.	4,755	122,441
Union Pacific Corp.	10,319	820,877

		1,232,715

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Ltd.	6,670	1,030,515
KLA-Tencor Corp.	767	55,845
Lam Research Corp.	8,913	736,214
Marvell Technology Group, Ltd.	6,194	63,860
NXP Semiconductors NV (A)	2,414	195,703
Qorvo, Inc. (A) (B)	593	29,893
Texas Instruments, Inc.	12,439	714,248

		2,826,278

Software - 2.5%
Adobe Systems, Inc. (A)	9,138	857,144
Microsoft Corp.	48,876	2,699,422
Oracle Corp.	4,270	174,686

		3,731,252

Specialty Retail - 2.2%
AutoNation, Inc. (A) (B)	690	32,209
Best Buy Co., Inc. (B)	5,397	175,079
Home Depot, Inc.	9,498	1,267,318
Lowe’s Cos., Inc.	12,464	944,148
O’Reilly Automotive, Inc. (A) (B)	410	112,201
Ross Stores, Inc.	860	49,794
Tiffany & Co. (B)	1,675	122,911
TJX Cos., Inc.	7,993	626,252

		3,329,912

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	28,246	3,078,532
Hewlett Packard Enterprise Co.	11,380	201,767
HP, Inc.	21,978	270,769

		3,551,068

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (A) (B)	607	41,100
PVH Corp.	390	38,633
Ralph Lauren Corp., Class A (B)	1,500	144,390
VF Corp.	6,312	408,765

		632,888

Tobacco - 0.7%
Philip Morris International, Inc.	10,888	1,068,222

Water Utilities - 0.0% (C)
American Water Works Co., Inc. (B)	733	50,526

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A) (B)	3,746	143,472

Total Common Stocks (Cost $77,662,556)		88,414,641

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII
6.99% (D)	3,392	$ 89,176

Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	1,536	41,948

Electric Utilities - 0.0% (C)
SCE Trust III
5.75% (D)	320	8,602

Thrifts & Mortgage Finance - 0.0% (C)
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (A) (D)	14,925	46,267
Federal National Mortgage Association
Series O, 0.00% (A) (D)	600	2,670
Series S, 8.25% (A) (D)	10,800	32,832

		81,769

Total Preferred Stocks (Cost $814,042)		221,495

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	$ 200,000	199,852
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.05% (D), 07/18/2027 (E)	235,000	232,274
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	126,766	127,183
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class C,
2.24%, 09/16/2019 (E)	20,000	19,986
HSBC Home Equity Loan Trust
Series 2006-3, Class M1,
0.69% (D), 03/20/2036	235,000	230,363
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.77% (D), 04/20/2026 (E)	235,000	229,244
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	201,355	208,096
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	103,952	102,177
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (E)	280,000	280,168
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.15% (D), 04/17/2027 (E)	220,000	216,526
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	290,000	290,230
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.12% (D), 07/20/2027 (E)	250,000	247,667
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	380,000	381,798

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	$ 36,675	$ 36,463
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	87,107	86,749
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	78,402	78,031
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	111,842	111,552
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	63,676	62,960
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	66,444	65,813
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	82,458	82,131
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	145,819	139,459
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (E)	66,369	66,096
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.39% (D), 10/15/2018 (E)	290,000	285,517

Total Asset-Backed Securities (Cost $3,806,721)		3,780,335

CORPORATE DEBT SECURITIES - 15.2%
Aerospace & Defense - 0.1%
Harris Corp.
5.55%, 10/01/2021	145,000	161,639

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	58,348
5.10%, 01/15/2044	49,000	54,590

		112,938

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	169,528	166,138
United Airlines Pass-Through Trust
3.75%, 03/03/2028	291,271	291,271

		457,409

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	105,000	102,882

Automobiles - 0.0% (C)
General Motors Co.
4.88%, 10/02/2023	30,000	31,437
6.25%, 10/02/2043	20,000	21,361

		52,798

Banks - 2.6%
Bank of America Corp.
2.60%, 01/15/2019	60,000	61,015
4.45%, 03/03/2026	45,000	46,359
5.42%, 03/15/2017	100,000	103,417
5.75%, 12/01/2017	75,000	79,697
Barclays Bank PLC
10.18%, 06/12/2021 (E)	390,000	495,552

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Branch Banking & Trust Co.
3.80%, 10/30/2026	$ 110,000	$ 116,815
Citigroup, Inc.
1.70%, 04/27/2018	203,000	202,269
4.95%, 11/07/2043	20,000	21,548
6.68%, 09/13/2043	20,000	24,241
Cooperatieve Rabobank UA
11.00% (D), 06/30/2019 (E) (F)	405,000	485,959
First Horizon National Corp.
3.50%, 12/15/2020	110,000	109,922
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016, MTN (E)	200,000	200,020
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	200,000	187,289
JPMorgan Chase & Co.
2.00%, 08/15/2017	250,000	252,464
3.25%, 09/23/2022	239,000	249,261
4.85%, 02/01/2044	20,000	22,784
6.75% (D), 02/01/2024 (F)	13,000	14,274
Korea Development Bank
3.50%, 08/22/2017	200,000	205,543
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	85,000	85,193
Nordea Bank AB
4.25%, 09/21/2022 (E)	470,000	492,670
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	65,832
6.40%, 10/21/2019	60,000	67,317
Wells Fargo & Co.
2.15%, 01/15/2019	10,000	10,179
4.13%, 08/15/2023	92,000	98,143
5.38%, 11/02/2043	67,000	75,731
5.90% (D), 06/15/2024 (F)	43,000	43,578

		3,817,072

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	50,000	53,492
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	65,000	75,758

		129,250

Biotechnology - 0.5%
Celgene Corp.
3.63%, 05/15/2024	110,000	113,696
3.88%, 08/15/2025	175,000	183,914
5.00%, 08/15/2045	200,000	216,267
Gilead Sciences, Inc.
3.65%, 03/01/2026	105,000	111,576
4.75%, 03/01/2046	155,000	169,662

		795,115

Capital Markets - 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	212,334
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	50,000	50,660
Deutsche Bank AG
1.93% (D), 08/20/2020	70,000	68,660
6.00%, 09/01/2017	55,000	57,887
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	220,000	223,693
6.25%, 02/01/2041	20,000	24,867
6.75%, 10/01/2037	20,000	23,889
7.50%, 02/15/2019, MTN	155,000	178,538

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	$ 230,000	$ 259,107
Morgan Stanley
5.00%, 11/24/2025	96,000	103,893
7.30%, 05/13/2019, MTN	380,000	437,349
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	175,000	195,903
State Street Capital Trust IV
1.63% (D), 06/01/2077	11,000	8,039
UBS AG
7.63%, 08/17/2022	250,000	286,333

		2,131,152

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	64,101
Monsanto Co.
4.40%, 07/15/2044	110,000	102,116

		166,217

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	140,000	146,357
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	200,000	199,919

		346,276

Communications Equipment - 0.0% (C)
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	51,443

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	201,580

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	183,000	181,236

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	96,000	105,341

Diversified Financial Services - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	70,000	69,079
Kaupthing ehf
7.63%, 02/28/2020 (E) (G)	710,000	125,137

		194,216

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	255,000	258,397
3.40%, 05/15/2025	130,000	130,304
4.35%, 06/15/2045	70,000	64,127
4.60%, 02/15/2021	67,000	73,300
5.00%, 03/01/2021	34,000	37,911
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	54,000	39,825
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	17,520
Verizon Communications, Inc.
3.45%, 03/15/2021	70,000	74,298
4.50%, 09/15/2020	42,000	46,369

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
5.15%, 09/15/2023	$ 155,000	$ 178,903
6.55%, 09/15/2043	137,000	180,460

		1,101,414

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	112,542
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	65,000	71,551
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	46,983
8.88%, 11/15/2018	9,000	10,587
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	47,817
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	61,997
Duke Energy Corp.
3.75%, 04/15/2024	11,000	11,500
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	65,120
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	39,234
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	65,000	71,066
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,966
5.30%, 06/01/2042	25,000	29,171
Pacific Gas & Electric Co.
4.75%, 02/15/2044	17,000	19,347
PacifiCorp
3.60%, 04/01/2024	130,000	139,084
5.75%, 04/01/2037	25,000	31,416
Progress Energy, Inc.
4.88%, 12/01/2019	6,000	6,580
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	144,601

		921,562

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	100,000	101,383
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	34,269
Weatherford International, Ltd.
5.95%, 04/15/2042	35,000	24,325

		159,977

Food & Staples Retailing - 0.2%
CVS Health Corp.
2.25%, 08/12/2019	70,000	71,753
5.30%, 12/05/2043	14,000	16,529
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	43,433
4.30%, 04/22/2044	60,000	67,093
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	139,013

		337,821

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	85,000	87,307
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	61,259

		148,566

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	$ 80,000	$ 81,960
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,992

		138,952

Health Care Providers & Services - 0.4%
Aetna, Inc.
4.75%, 03/15/2044	14,000	14,869
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,241
2.30%, 07/15/2018	104,000	105,183
3.30%, 01/15/2023	25,000	25,275
3.70%, 08/15/2021	8,000	8,406
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	74,603
Express Scripts Holding Co.
4.75%, 11/15/2021	135,000	146,669
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	58,575
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	20,298

		530,119

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	100,000	103,500

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	555,000	571,650
6.88%, 01/10/2039, MTN	20,000	28,960

		600,610

Insurance - 1.6%
American International Group, Inc.
4.13%, 02/15/2024	41,000	42,722
8.18% (D), 05/15/2068	41,000	50,943
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	65,155
Genworth Holdings, Inc.
7.63%, 09/24/2021	45,000	38,385
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	315,000	359,845
Lincoln National Corp.
8.75%, 07/01/2019	150,000	179,254
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	195,000	195,300
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	220,000	317,464
Principal Financial Group, Inc.
8.88%, 05/15/2019	85,000	100,985
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	51,000	56,934
7.38%, 06/15/2019, MTN	80,000	92,838
Reinsurance Group of America, Inc.
3.30% (D), 12/15/2065	441,000	317,520
Swiss Re Capital I, LP
6.85% (D), 05/25/2016 (E) (F)	70,000	69,871
ZFS Finance USA Trust II
6.45% (D), 12/15/2065 (E)	500,000	499,000

		2,386,216

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
MasterCard, Inc.
2.00%, 04/01/2019	$ 53,000	$ 54,302
3.38%, 04/01/2024	33,000	35,290

		89,592

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	105,000	104,931
2.40%, 02/01/2019	133,000	134,569

		239,500

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	200,000	199,989

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	23,000	24,277
5.75%, 04/15/2020	20,000	22,634
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	99,500
Comcast Corp.
5.88%, 02/15/2018	116,000	126,013
NBCUniversal Media LLC
4.38%, 04/01/2021	209,000	233,704
4.45%, 01/15/2043	47,000	50,622

		556,750

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	44,000	45,315
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	30,487
Novelis, Inc.
8.75%, 12/15/2020	110,000	111,023
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	18,000	17,517

		204,342

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	23,268
4.88%, 03/01/2044	33,000	35,085
PG&E Corp.
2.40%, 03/01/2019	26,000	26,347

		84,700

Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	68,000	68,599
Apache Corp.
4.25%, 01/15/2044	15,000	12,606
4.75%, 04/15/2043	22,000	19,748
BP Capital Markets PLC
2.24%, 05/10/2019	95,000	96,152
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	30,146
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	87,194
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	152,239
3.04%, 03/01/2026	60,000	61,408

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Husky Energy, Inc.
4.00%, 04/15/2024	$ 45,000	$ 42,573
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	52,923
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	117,000	110,141
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	60,000	51,000
MEG Energy Corp.
6.50%, 03/15/2021 (E)	50,000	30,188
Murphy Oil Corp.
2.50%, 12/01/2017	61,000	57,189
Nexen Energy ULC
5.88%, 03/10/2035	10,000	10,986
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	20,514
8.25%, 03/01/2019	47,000	51,724
Peabody Energy Corp.
6.25%, 11/15/2021	45,000	3,206
Petrobras Global Finance BV
6.25%, 03/17/2024	70,000	55,979
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	100,000	97,060
Range Resources Corp.
5.75%, 06/01/2021	10,000	8,825
Shell International Finance BV
2.00%, 11/15/2018	86,000	87,096
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	36,507
4.63%, 03/01/2034	35,000	33,439
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	73,540
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	9,718
7.88%, 09/01/2021	33,000	30,516
Williams Partners, LP
5.40%, 03/04/2044	35,000	26,222

		1,417,438

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.80%, 03/15/2025	100,000	104,074
Perrigo Co. PLC
2.30%, 11/08/2018	200,000	199,808
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	12,000	12,506

		316,388

Real Estate Investment Trusts - 1.1%
CBL & Associates, LP
5.25%, 12/01/2023	190,000	180,458
EPR Properties
4.50%, 04/01/2025	225,000	218,282
Host Hotels & Resorts, LP
4.00%, 06/15/2025	85,000	82,785
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	272,085
Realty Income Corp.
3.88%, 07/15/2024	190,000	192,619
Simon Property Group, LP
3.38%, 10/01/2024	280,000	292,939
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	20,000	20,137
Vereit Operating Partnership, LP
2.00%, 02/06/2017	95,000	94,050
3.00%, 02/06/2019	60,000	58,943

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	$ 180,000	$ 181,224

		1,593,522

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	153,000	172,890
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,727
3.75%, 04/01/2024	12,000	12,952

		204,569

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	190,000	196,630
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	161,843

		358,473

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025	140,000	143,057

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	240,000	248,774
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (E)	185,000	192,370
HP, Inc.
3.75%, 12/01/2020	11,000	11,382

		452,526

Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	33,000	36,323
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	205,000	244,947

		281,270

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	215,000	218,225

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	205,277
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	155,000	166,011
6.11%, 01/15/2040 (E)	335,000	369,618
SBA Tower Trust
2.24%, 04/15/2043 (E)	65,000	64,534
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	95,000	99,512
Sprint Corp.
7.88%, 09/15/2023	45,000	34,416
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,100
6.63%, 04/28/2021	15,000	15,675

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
6.73%, 04/28/2022	$ 15,000	$ 15,672
6.84%, 04/28/2023	5,000	5,275

		981,090

Total Corporate Debt Securities (Cost $22,721,046)		22,776,732

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	204,025
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	225,000	246,828
Mexico Government International Bond
4.00%, 10/02/2023	110,000	115,225
Peruvian Government International Bond
7.35%, 07/21/2025	100,000	131,500

Total Foreign Government Obligations (Cost $672,518)		697,578

MORTGAGE-BACKED SECURITIES - 5.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2,
1.27% (D), 02/25/2035	13,818	13,747
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	236,414	179,614
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.54% (D), 06/10/2049	75,999	78,403
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.54% (D), 06/15/2049 (E)	102,250	104,712
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	139,284
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	315,000	305,395
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	258,308
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	90,252	91,558
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	59,520	60,832
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	54,928	57,272
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
0.64% (D), 12/25/2046	114,250	62,678
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	48,339
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	70,984
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	151,990
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.80% (D), 01/12/2030 (E)	1,196,330	13,784
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	271,368	277,325

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	$ 160,000	$ 163,551
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	20,000	22,334
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	102,639
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	48,722
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	137,538
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	35,000	35,988
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	225,000	227,396
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
4.04% (D), 08/26/2036 (E)	190,036	186,245
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	88,324	87,529
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	56,963	58,238
Series 2010-RR2, Class 2A,
5.94% (D), 09/15/2039 (E)	66,305	68,185
Series 2014-4R, Class 21A1,
0.77% (D), 12/27/2035 (E)	253,690	228,425
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.26% (D), 03/18/2035	175,581	170,226
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	100,000	95,434
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	287,014
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
Zero Coupon (D), 11/05/2030 (E)	4,500,000	45
Impac CMB Trust
Series 2004-6, Class 1A1,
1.23% (D), 10/25/2034	93,453	84,901
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
4.12% (D), 08/25/2037	206,987	156,336
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	132,746	134,989
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	109,928	113,852
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	71,557	73,135
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	53,233	54,452
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1,
2.84% (D), 05/26/2037 (E)	244,911	244,015
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
5.85% (D), 07/15/2044	28,080	29,099

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.15% (D), 09/15/2045	$ 30,000	$ 30,940
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.07% (D), 10/25/2028	53,240	51,804
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.84% (D), 06/12/2050	34,980	35,946
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.72% (D), 04/12/2049	85,000	85,629
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	120,973	123,513
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	30,000	30,941
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	33,888	34,819
Series 2007-IQ15, Class AM,
5.92% (D), 06/11/2049	55,000	57,078
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	20,092	19,941
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	305,580	309,162
Motel 6 Trust
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	545,000	535,465
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	173,588	174,100
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	75,363	77,531
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	208,685	214,715
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	143,286	147,822
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	130,000	121,433
SCG Trust
Series 2013-SRP1, Class A,
1.84% (D), 11/15/2026 (E)	100,000	99,385
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (E)	12,768	12,672
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.13% (D), 01/19/2034	115,737	110,904
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	171,422	172,554
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	201,081	200,880
Series 2016-1, Class A1B,
2.75%, 02/25/2055 (E)	205,000	204,754
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	225,000	234,691

Total Mortgage-Backed Securities (Cost $8,000,269)		7,811,192

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	$ 15,000	$ 21,456
State of California, General Obligation Unlimited
7.60%, 11/01/2040	60,000	92,937
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	10,000	10,289

		124,682

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	10,000	12,378

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	55,000	51,531

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	16,000	23,955

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	15,000	20,863
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	15,000	20,431
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	10,000	12,576
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	20,000	23,305

		77,175

Total Municipal Government Obligations (Cost $266,748)		289,721

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%
Federal Home Loan Mortgage Corp.
3.00% (D), 02/01/2041	22,939	24,275
5.50%, 06/01/2041	44,627	49,885
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	180,515
2.83% (D), 03/01/2041	18,471	19,550
2.88% (D), 03/01/2041	17,879	18,915
3.00%, TBA (H)	2,805,000	2,877,316
3.16% (D), 12/01/2040	21,937	22,905
3.33% (D), 10/25/2023	55,000	58,689
3.50%, 11/01/2028 - 01/01/2029	153,935	164,407
3.50%, TBA (H)	3,412,000	3,582,283
3.51% (D), 09/01/2041	28,614	30,294

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 10/01/2025 - 07/01/2026	$ 54,018	$ 57,680
4.00%, TBA (H)	985,000	1,052,411
4.50%, 02/01/2025 - 06/01/2026	167,938	180,561
5.00%, TBA (H)	445,000	492,281
5.50%, 09/01/2036 - 08/01/2037	317,782	363,411
6.00%, 02/01/2038 - 02/01/2041	396,928	455,534
6.50%, 05/01/2040	83,936	97,111
Government National Mortgage Association
4.46%, 06/20/2062	352,022	373,755
Government National Mortgage Association, Interest Only STRIPS
0.91% (D), 02/16/2053	273,908	17,214

Total U.S. Government Agency Obligations (Cost $10,044,667)		10,118,992

U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bond
2.50%, 02/15/2045	181,000	176,489
2.75%, 08/15/2042	584,500	603,542
3.50%, 02/15/2039	160,000	190,394
3.63%, 02/15/2044	1,986,300	2,409,708
4.50%, 02/15/2036	568,000	779,336
4.75%, 02/15/2037	114,000	161,323
5.25%, 02/15/2029	511,000	701,587
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	81,419	94,402
2.50%, 01/15/2029	300,903	377,883
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	875,197	911,276
U.S. Treasury Note
0.38%, 05/31/2016	120,000	120,019
0.50%, 09/30/2016	292,000	292,114
0.88%, 04/15/2017 - 04/30/2017	1,308,400	1,311,518
1.00%, 11/30/2019	171,400	171,326
1.25%, 11/30/2018	1,442,300	1,458,357
1.63%, 03/31/2019 - 11/15/2022	1,862,000	1,895,236
1.88%, 11/30/2021	155,000	159,208
2.00%, 02/15/2025	756,000	772,154
2.25%, 11/15/2024	155,400	162,017
2.50%, 08/15/2023 - 05/15/2024	330,500	351,531

Total U.S. Government Obligations (Cost $12,483,379)		13,099,420

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.35% (I), 06/29/2016	500,000	499,617
0.37% (I), 04/06/2016 - 06/22/2016	3,363,000	3,361,915
0.39% (I), 06/09/2016	1,090,000	1,089,352
0.40% (I), 05/27/2016	100,000	99,960
0.41% (I), 05/04/2016	1,810,000	1,809,569

Total Short-Term U.S. Government Agency Obligations (Cost $6,859,622)		6,860,413

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.19% (I), 04/28/2016 (J)	70,000	69,991
0.24% (I), 04/28/2016 (J)	45,000	44,994
0.28% (I), 06/09/2016	420,300	420,154
0.29% (I), 04/14/2016	25,000	24,999
0.34% (I), 05/05/2016	756,000	755,935

Total Short-Term U.S. Government Obligations (Cost $1,315,817)		1,316,073

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (I)	11,311,690	$ 11,311,690

Total Securities Lending Collateral (Cost $11,311,690)		11,311,690

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $1,445,755 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $1,478,688.	$ 1,445,753	1,445,753

Total Repurchase Agreement (Cost $1,445,753)		1,445,753

Total Investments (Cost $157,404,828) (K)		168,144,035
Net Other Assets (Liabilities) - (12.6)%		(18,854,806)

Net Assets - 100.0%		$ 149,289,229

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	13	06/17/2016	$—	$(1,576)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$88,414,641	$—	$—	$88,414,641
Preferred Stocks	221,495	—	—	221,495
Asset-Backed Securities	—	3,780,335	—	3,780,335
Corporate Debt Securities	—	22,776,732	—	22,776,732
Foreign Government Obligations	—	697,578	—	697,578
Mortgage-Backed Securities	—	7,811,192	—	7,811,192
Municipal Government Obligations	—	289,721	—	289,721
U.S. Government Agency Obligations	—	10,118,992	—	10,118,992
U.S. Government Obligations	—	13,099,420	—	13,099,420
Short-Term U.S. Government Agency Obligations	—	6,860,413	—	6,860,413
Short-Term U.S. Government Obligations	—	1,316,073	—	1,316,073
Securities Lending Collateral	11,311,690	—	—	11,311,690
Repurchase Agreement	—	1,445,753	—	1,445,753

Total Investments	$99,947,826	$68,196,209	$—	$168,144,035

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(1,576)	$—	$—	$(1,576)

Total Other Financial Instruments	$(1,576)	$—	$—	$(1,576)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 11	March 31, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $11,065,249. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $15,216,025, representing 10.2% of the Portfolio’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $125,137, representing 0.1% of the Portfolio’s net assets.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(I)	Rate disclosed reflects the yield at March 31, 2016.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $114,985.

(K)

Aggregate cost for federal income tax purposes is $157,404,828. Aggregate gross unrealized appreciation and depreciation for all securities is $15,597,147 and $4,857,940, respectively. Net unrealized appreciation for tax purposes is $10,739,207.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 12	March 31, 2016 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.3%
General Dynamics Corp.	41,610	$ 5,466,306
Huntington Ingalls Industries, Inc.	21,577	2,954,754
Northrop Grumman Corp.	56,288	11,139,395
Spirit Aerosystems Holdings, Inc., Class A (A)	140,870	6,389,863

		25,950,318

Air Freight & Logistics - 0.5%
FedEx Corp.	23,732	3,861,671

Airlines - 6.6%
Alaska Air Group, Inc. (B)	123,847	10,157,931
American Airlines Group, Inc.	146,592	6,011,738
Delta Air Lines, Inc.	191,895	9,341,448
Hawaiian Holdings, Inc. (A) (B)	139,967	6,605,043
JetBlue Airways Corp. (A) (B)	45,920	969,830
Southwest Airlines Co.	194,041	8,693,037
United Continental Holdings, Inc. (A)	163,900	9,811,054

		51,590,081

Auto Components - 2.5%
Cooper Tire & Rubber Co.	43,047	1,593,600
Dana Holding Corp. (B)	77,731	1,095,230
Goodyear Tire & Rubber Co.	280,001	9,234,433
Lear Corp.	71,473	7,945,653

		19,868,916

Automobiles - 0.7%
General Motors Co.	180,000	5,657,400

Banks - 10.6%
Bank of America Corp.	1,511,980	20,441,970
Citigroup, Inc.	443,750	18,526,563
Huntington Bancshares, Inc., Class A	514,230	4,905,754
JPMorgan Chase & Co.	477,647	28,286,255
SunTrust Banks, Inc.	286,014	10,319,385

		82,479,927

Beverages - 1.8%
Coca-Cola Enterprises, Inc.	19,319	980,246
Dr. Pepper Snapple Group, Inc.	37,300	3,335,366
PepsiCo, Inc.	91,993	9,427,443

		13,743,055

Biotechnology - 3.3%
Amgen, Inc.	27,384	4,105,683
Gilead Sciences, Inc.	102,039	9,373,303
Ligand Pharmaceuticals, Inc., Class B (A) (B)	31,201	3,341,315
United Therapeutics Corp. (A) (B)	84,270	9,390,206

		26,210,507

Building Products - 0.1%
Owens Corning	12,764	603,482

Capital Markets - 0.5%
T. Rowe Price Group, Inc.	39,840	2,926,646
Waddell & Reed Financial, Inc., Class A (B)	40,996	965,046

		3,891,692

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.4%
CF Industries Holdings, Inc., Class B	46,913	$ 1,470,253
LyondellBasell Industries NV, Class A	110,937	9,493,989

		10,964,242

Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	222,253	2,351,436
Motorola Solutions, Inc.	16,414	1,242,540

		3,593,976

Consumer Finance - 1.8%
Ally Financial, Inc. (A) (B)	443,588	8,303,968
Capital One Financial Corp.	78,920	5,469,945

		13,773,913

Containers & Packaging - 0.7%
Avery Dennison Corp.	9,031	651,225
International Paper Co.	115,172	4,726,659

		5,377,884

Diversified Financial Services - 1.2%
Voya Financial, Inc.	318,984	9,496,154

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	255,801	10,019,725
Verizon Communications, Inc.	205,493	11,113,062

		21,132,787

Electric Utilities - 4.2%
American Electric Power Co., Inc.	185,800	12,337,120
Edison International	125,234	9,003,072
Entergy Corp., Class B	141,659	11,230,726

		32,570,918

Electronic Equipment, Instruments & Components - 0.4%
Jabil Circuit, Inc. (B)	152,310	2,935,014

Energy Equipment & Services - 7.2%
Dril-Quip, Inc., Class A (A) (B)	25,226	1,527,687
Ensco PLC, Class A (B)	874,975	9,073,491
FMC Technologies, Inc. (A)	173,666	4,751,502
Helmerich & Payne, Inc. (B)	42,022	2,467,532
Nabors Industries, Ltd.	324,000	2,980,800
National Oilwell Varco, Inc. (B)	41,170	1,280,387
Noble Corp. PLC (B)	833,537	8,627,108
Oceaneering International, Inc.	285,635	9,494,507
Oil States International, Inc. (A)	235,100	7,410,352
Rowan Cos. PLC, Class A (B)	486,091	7,826,065
Transocean, Ltd. (B)	50,996	466,103

		55,905,534

Food & Staples Retailing - 1.3%
Kroger Co.	235,528	9,008,946
Whole Foods Market, Inc. (B)	39,941	1,242,564

		10,251,510

Food Products - 2.0%
Bunge, Ltd.	36,079	2,044,597
Dean Foods Co. (B)	272,792	4,724,757
Ingredion, Inc.	34,150	3,646,879
Sanderson Farms, Inc. (B)	55,045	4,963,958

		15,380,191

Health Care Providers & Services - 1.5%
Anthem, Inc.	6,041	839,639

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc.	66,957	$ 5,487,126
McKesson Corp.	15,759	2,478,103
Owens & Minor, Inc. (B)	35,929	1,452,250
Quest Diagnostics, Inc.	25,400	1,814,830

		12,071,948

Independent Power and Renewable Electricity Producers - 1.4%
AES Corp.	713,387	8,417,967
NRG Energy, Inc. (B)	179,936	2,340,967

		10,758,934

Insurance - 10.0%
Allstate Corp.	176,024	11,858,737
American International Group, Inc.	277,255	14,985,633
Assurant, Inc.	45,700	3,525,755
Assured Guaranty, Ltd.	188,852	4,777,955
Axis Capital Holdings, Ltd.	59,080	3,276,577
Everest RE Group, Ltd.	32,550	6,426,346
Genworth Financial, Inc., Class A (A) (B)	735,332	2,007,456
Hartford Financial Services Group, Inc.	71,220	3,281,818
Lincoln National Corp.	86,400	3,386,880
Prudential Financial, Inc.	74,685	5,393,751
Reinsurance Group of America, Inc., Class A	16,201	1,559,346
Travelers Cos., Inc.	113,324	13,226,044
Unum Group	153,880	4,757,970

		78,464,268

Internet Software & Services - 2.5%
eBay, Inc. (A)	391,870	9,350,018
VeriSign, Inc. (A) (B)	112,168	9,931,355

		19,281,373

IT Services - 0.5%
Amdocs, Ltd.	25,357	1,532,070
Xerox Corp.	202,342	2,258,137

		3,790,207

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	8,573	593,166

Multi-Utilities - 1.3%
Public Service Enterprise Group, Inc.	224,300	10,573,502

Multiline Retail - 0.1%
Big Lots, Inc. (B)	21,841	989,179

Oil, Gas & Consumable Fuels - 5.2%
Exxon Mobil Corp.	38,518	3,219,720
Marathon Petroleum Corp.	194,149	7,218,460
Murphy Oil Corp. (B)	130,044	3,275,808
Tesoro Corp.	122,674	10,551,191
Valero Energy Corp.	191,812	12,302,822
Western Refining, Inc.	131,440	3,823,589

		40,391,590

Paper & Forest Products - 0.4%
Domtar Corp.	72,243	2,925,841

Personal Products - 1.4%
Herbalife, Ltd. (A) (B)	141,830	8,731,055
Nu Skin Enterprises, Inc., Class A (B)	58,114	2,222,860

		10,953,915

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 7.0%
Johnson & Johnson	293,333	$ 31,738,631
Pfizer, Inc.	775,261	22,978,736

		54,717,367

Real Estate Investment Trusts - 1.7%
Brandywine Realty Trust	70,702	991,949
CBL & Associates Properties, Inc.	230,384	2,741,570
Host Hotels & Resorts, Inc.	257,937	4,307,548
Mack-Cali Realty Corp. (B)	154,991	3,642,288
RLJ Lodging Trust (B)	84,060	1,923,293

		13,606,648

Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (A)	232,264	6,693,849
Jones Lang LaSalle, Inc.	20,423	2,396,026

		9,089,875

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	549,430	17,774,060

Software - 5.5%
Aspen Technology, Inc. (A) (B)	68,674	2,481,192
Cadence Design Systems, Inc. (A)	55,536	1,309,539
Citrix Systems, Inc. (A)	40,607	3,190,898
Microsoft Corp.	346,615	19,143,546
Symantec Corp. (B)	566,282	10,408,263
Take-Two Interactive Software, Inc. (A) (B)	171,164	6,447,748

		42,981,186

Specialty Retail - 1.2%
Abercrombie & Fitch Co., Class A	90,616	2,858,029
Bed Bath & Beyond, Inc. (A) (B)	109,391	5,430,169
Best Buy Co., Inc.	25,324	821,510

		9,109,708

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	11,160	1,216,328

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings, Ltd. (A)	160,645	9,150,339

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (A) (B)	377,417	2,894,788

Tobacco - 0.7%
Philip Morris International, Inc.	60,408	5,926,629

Total Common Stocks (Cost $748,479,242)		772,500,023

SECURITIES LENDING COLLATERAL - 14.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	110,443,766	110,443,766

Total Securities Lending Collateral (Cost $110,443,766)		110,443,766

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $8,170,546 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $8,335,788.

	$ 8,170,539	$ 8,170,539

Total Repurchase Agreement (Cost $8,170,539)		8,170,539

Total Investments (Cost $867,093,547) (D)		891,114,328
Net Other Assets (Liabilities) - (14.2)%		(111,110,698)

Net Assets - 100.0%		$ 780,003,630

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$772,500,023	$—	$—	$772,500,023
Securities Lending Collateral	110,443,766	—	—	110,443,766
Repurchase Agreement	—	8,170,539	—	8,170,539

Total Investments	$882,943,789	$8,170,539	$—	$891,114,328

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $107,529,894. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $867,093,547. Aggregate gross unrealized appreciation and depreciation for all securities is $88,401,645 and $64,380,864, respectively. Net unrealized appreciation for tax purposes is $24,020,781.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 92.5%
Aerospace & Defense - 2.4%
General Dynamics Corp.	28,088	$ 3,689,921
Northrop Grumman Corp.	19,378	3,834,906

		7,524,827

Air Freight & Logistics - 1.1%
FedEx Corp.	22,146	3,603,597

Airlines - 5.7%
Alaska Air Group, Inc. (A)	33,677	2,762,188
American Airlines Group, Inc.	85,394	3,502,008
Delta Air Lines, Inc.	78,536	3,823,132
Southwest Airlines Co.	87,411	3,916,013
United Continental Holdings, Inc. (B)	63,644	3,809,730

		17,813,071

Auto Components - 1.1%
Goodyear Tire & Rubber Co.	109,104	3,598,250

Automobiles - 1.8%
Ford Motor Co.	118,940	1,605,690
General Motors Co.	125,522	3,945,156

		5,550,846

Banks - 7.2%
Bank of America Corp.	415,722	5,620,562
Citigroup, Inc.	114,036	4,761,003
Huntington Bancshares, Inc., Class A (A)	231,269	2,206,306
JPMorgan Chase & Co.	113,696	6,733,077
SunTrust Banks, Inc.	90,467	3,264,049

		22,584,997

Beverages - 3.8%
Coca-Cola Enterprises, Inc.	62,060	3,148,924
Dr. Pepper Snapple Group, Inc.	36,715	3,283,055
PepsiCo, Inc.	54,658	5,601,352

		12,033,331

Biotechnology - 3.9%
Amgen, Inc.	34,308	5,143,798
Biogen, Inc. (B)	6,868	1,787,878
Gilead Sciences, Inc.	58,071	5,334,402

		12,266,078

Chemicals - 1.4%
CF Industries Holdings, Inc., Class B	15,999	501,408
LyondellBasell Industries NV, Class A	45,060	3,856,235

		4,357,643

Communications Equipment - 0.8%
Cisco Systems, Inc.	55,813	1,588,996
Juniper Networks, Inc.	29,773	759,509
Motorola Solutions, Inc.	3,644	275,851

		2,624,356

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (B)	5,709	248,627
Quanta Services, Inc. (B)	11,546	260,478

		509,105

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.0%
Avery Dennison Corp.	30,279	$ 2,183,419
International Paper Co.	21,199	870,007

		3,053,426

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	38,127	1,493,435
Verizon Communications, Inc.	126,512	6,841,769

		8,335,204

Electric Utilities - 1.4%
American Electric Power Co., Inc.	7,222	479,541
Edison International	2,733	196,475
Entergy Corp., Class B	45,955	3,643,313
Exelon Corp.	6,913	247,900

		4,567,229

Energy Equipment & Services - 2.2%
Ensco PLC, Class A (A)	294,681	3,055,842
FMC Technologies, Inc. (B)	67,655	1,851,041
Helmerich & Payne, Inc. (A)	34,678	2,036,292

		6,943,175

Food & Staples Retailing - 2.0%
CVS Health Corp.	6,462	670,303
Kroger Co.	95,137	3,638,990
Sysco Corp. (A)	25,667	1,199,419
Whole Foods Market, Inc. (A)	24,059	748,476

		6,257,188

Food Products - 0.7%
Bunge, Ltd.	25,732	1,458,232
Tyson Foods, Inc., Class A	10,709	713,862

		2,172,094

Health Care Providers & Services - 3.4%
Anthem, Inc.	6,073	844,086
Cardinal Health, Inc.	44,119	3,615,552
HCA Holdings, Inc. (B)	23,263	1,815,677
McKesson Corp.	18,447	2,900,791
Quest Diagnostics, Inc.	21,955	1,568,685

		10,744,791

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	39,062	4,909,312
Wyndham Worldwide Corp. (A)	4,051	309,618

		5,218,930

Independent Power and Renewable Electricity Producers - 1.3%
AES Corp.	269,181	3,176,336
NRG Energy, Inc. (A)	60,937	792,790

		3,969,126

Insurance - 5.4%
Allstate Corp.	55,131	3,714,176
American International Group, Inc.	76,869	4,154,769
Hartford Financial Services Group, Inc.	22,191	1,022,561
Lincoln National Corp.	25,556	1,001,795
Prudential Financial, Inc.	28,158	2,033,571
Travelers Cos., Inc.	33,976	3,965,339
Unum Group	37,620	1,163,210

		17,055,421

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 1.4%
Priceline Group, Inc. (B)	3,376	$ 4,351,529

Internet Software & Services - 2.2%
eBay, Inc. (B)	147,910	3,529,133
VeriSign, Inc. (A) (B)	39,917	3,534,251

		7,063,384

IT Services - 2.1%
Teradata Corp. (A) (B)	103,119	2,705,843
Xerox Corp.	338,764	3,780,606

		6,486,449

Media - 0.4%
Discovery Communications, Inc., Series A (A) (B)	12,625	361,454
Scripps Networks Interactive, Inc., Class A (A)	14,959	979,814

		1,341,268

Multi-Utilities - 0.4%
NiSource, Inc., Class B	17,805	419,486
Public Service Enterprise Group, Inc.	19,554	921,775

		1,341,261

Oil, Gas & Consumable Fuels - 3.9%
Marathon Petroleum Corp.	98,474	3,661,263
Murphy Oil Corp. (A)	57,405	1,446,032
Tesoro Corp.	39,995	3,439,970
Valero Energy Corp.	59,222	3,798,499

		12,345,764

Pharmaceuticals - 6.2%
Johnson & Johnson	74,050	8,012,210
Merck & Co., Inc.	106,822	5,651,952
Pfizer, Inc.	202,892	6,013,719

		19,677,881

Professional Services - 0.4%
Robert Half International, Inc.	28,579	1,331,210

Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	53,522	893,817

Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (B)	105,724	3,046,966

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	177,141	5,730,512
Micron Technology, Inc. (B)	137,339	1,437,939

		7,168,451

Software - 7.7%
CA, Inc.	115,236	3,548,116
Citrix Systems, Inc. (B)	47,098	3,700,961
Intuit, Inc.	6,412	666,912
Microsoft Corp.	189,008	10,438,912
Oracle Corp.	63,206	2,585,758
Symantec Corp. (A)	185,184	3,403,682

		24,344,341

Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (A) (B)	68,161	3,383,512
Best Buy Co., Inc. (A)	103,404	3,354,426
Lowe’s Cos., Inc.	23,331	1,767,323

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Staples, Inc.	199,293	$ 2,198,202
Urban Outfitters, Inc. (A) (B)	22,883	757,198

		11,460,661

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	116,712	12,720,441
HP, Inc.	60,942	750,806
NetApp, Inc. (A)	36,887	1,006,646

		14,477,893

Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc., Class A (A)	58,877	2,360,379
Michael Kors Holdings, Ltd. (B)	61,001	3,474,617

		5,834,996

Tobacco - 3.1%
Altria Group, Inc.	65,448	4,100,972
Philip Morris International, Inc.	57,203	5,612,186

		9,713,158

Total Common Stocks (Cost $269,081,870)		291,661,714

SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	32,036,153	32,036,153

Total Securities Lending Collateral (Cost $32,036,153)		32,036,153

	Principal	Value
REPURCHASE AGREEMENT - 7.6%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $23,913,373 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 08/31/2017, and with a value of $24,393,863.	$ 23,913,353	23,913,353

Total Repurchase Agreement (Cost $23,913,353)		23,913,353

Total Investments (Cost $325,031,376) (D)		347,611,220
Net Other Assets (Liabilities) - (10.3)%		(32,417,560)

Net Assets - 100.0%		$ 315,193,660

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$291,661,714	$—	$—	$291,661,714
Securities Lending Collateral	32,036,153	—	—	32,036,153
Repurchase Agreement	—	23,913,353	—	23,913,353

Total Investments	$323,697,867	$23,913,353	$—	$347,611,220

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $31,275,207. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $325,031,376. Aggregate gross unrealized appreciation and depreciation for all securities is $38,450,877 and $15,871,033, respectively. Net unrealized appreciation for tax purposes is $22,579,844.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.8%
Boeing Co.	52,231	$ 6,630,203
Honeywell International, Inc.	57,851	6,482,205
TransDigm Group, Inc. (A) (B)	12,250	2,699,165

		15,811,573

Automobiles - 0.6%
Tesla Motors, Inc. (A) (B)	24,343	5,593,291

Beverages - 1.6%
Constellation Brands, Inc., Class A	8,484	1,281,848
Molson Coors Brewing Co., Class B	32,900	3,164,322
Monster Beverage Corp. (A)	73,164	9,758,614

		14,204,784

Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (A)	45,335	6,311,539
Alkermes PLC (A) (B)	43,813	1,497,966
Biogen, Inc. (A)	29,028	7,556,569
BioMarin Pharmaceutical, Inc. (A)	25,753	2,124,107
Celgene Corp. (A)	85,755	8,583,218
Gilead Sciences, Inc.	29,716	2,729,712
Incyte Corp. (A) (B)	45,825	3,320,938
Regeneron Pharmaceuticals, Inc., Class A (A)	26,979	9,724,311

		41,848,360

Building Products - 0.4%
Fortune Brands Home & Security, Inc. (B)	70,300	3,939,612

Capital Markets - 1.5%
BlackRock, Inc., Class A	17,490	5,956,569
Goldman Sachs Group, Inc.	28,340	4,448,813
Morgan Stanley	94,902	2,373,499

		12,778,881

Chemicals - 1.4%
Monsanto Co.	39,200	3,439,408
PPG Industries, Inc.	27,920	3,112,801
Sherwin-Williams Co.	20,557	5,851,961

		12,404,170

Communications Equipment - 0.4%
Palo Alto Networks, Inc. (A) (B)	20,726	3,381,240

Consumer Finance - 0.2%
OneMain Holdings, Inc. (A) (B)	58,620	1,607,947

Containers & Packaging - 0.6%
Crown Holdings, Inc. (A)	98,258	4,872,614

Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	96,347	9,536,426

Electrical Equipment - 0.3%
Eaton Corp. PLC	47,210	2,953,458

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	71,250	3,122,887
Schlumberger, Ltd.	29,578	2,181,378

		5,304,265

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	104,458	$ 16,460,492
CVS Health Corp.	66,543	6,902,505
Kroger Co.	188,290	7,202,093
Walgreens Boots Alliance, Inc.	58,543	4,931,662

		35,496,752

Food Products - 0.6%
Mondelez International, Inc., Class A	140,945	5,654,713

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	168,424	7,045,176
Medtronic PLC	51,500	3,862,500

		10,907,676

Health Care Providers & Services - 2.4%
Aetna, Inc.	28,387	3,189,279
Envision Healthcare Holdings, Inc. (A)	77,632	1,583,693
HCA Holdings, Inc. (A)	47,360	3,696,448
McKesson Corp.	24,338	3,827,150
UnitedHealth Group, Inc.	68,223	8,793,945

		21,090,515

Health Care Technology - 0.5%
Cerner Corp. (A) (B)	85,427	4,524,214

Hotels, Restaurants & Leisure - 4.6%
Hilton Worldwide Holdings, Inc.	251,060	5,653,871
Marriott International, Inc., Class A (B)	113,748	8,096,583
McDonald’s Corp.	51,076	6,419,232
Starbucks Corp.	277,739	16,581,018
Wynn Resorts, Ltd. (B)	33,947	3,171,668

		39,922,372

Household Durables - 0.5%
Mohawk Industries, Inc. (A)	22,840	4,360,156

Household Products - 0.9%
Colgate-Palmolive Co.	114,123	8,062,790

Industrial Conglomerates - 0.2%
General Electric Co.	67,433	2,143,695

Insurance - 0.6%
Marsh & McLennan Cos., Inc.	89,850	5,461,981

Internet & Catalog Retail - 6.2%
Amazon.com, Inc. (A)	59,933	35,578,626
JD.com, Inc., ADR (A)	88,629	2,348,668
Netflix, Inc. (A) (B)	93,646	9,573,431
Priceline Group, Inc. (A)	5,034	6,488,625

		53,989,350

Internet Software & Services - 12.0%
Alibaba Group Holding, Ltd., ADR (A)	83,858	6,627,298
Alphabet, Inc., Class A (A)	36,876	28,132,700
Alphabet, Inc., Class C	31,744	23,647,693
Facebook, Inc., Class A (A)	301,387	34,388,257
Tencent Holdings, Ltd.	502,031	10,257,615
Zillow Group, Inc., Class A (A) (B)	37,930	969,111
Zillow Group, Inc., Class C (A) (B)	64,460	1,529,636

		105,552,310

IT Services - 8.0%
Accenture PLC, Class A	59,008	6,809,523
Alliance Data Systems Corp. (A)	14,380	3,163,600

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	68,161	$ 6,114,723
Cognizant Technology Solutions Corp., Class A (A)	87,814	5,505,938
FleetCor Technologies, Inc. (A)	36,606	5,445,143
Genpact, Ltd. (A)	124,403	3,382,518
Jack Henry & Associates, Inc.	45,936	3,884,808
MasterCard, Inc., Class A	218,119	20,612,245
Visa, Inc., Class A (B)	195,990	14,989,315

		69,907,813

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (A)	34,614	5,611,276

Machinery - 1.6%
Illinois Tool Works, Inc., Class A	58,955	6,039,350
Middleby Corp. (A) (B)	43,500	4,644,495
Snap-on, Inc.	23,760	3,730,083

		14,413,928

Media - 3.2%
Comcast Corp., Class A	159,050	9,714,774
Time Warner, Inc.	70,395	5,107,157
Twenty-First Century Fox, Inc., Class A	190,511	5,311,447
Walt Disney Co.	79,233	7,868,629

		28,002,007

Multiline Retail - 0.6%
Dollar Tree, Inc. (A) (B)	61,759	5,092,647

Oil, Gas & Consumable Fuels - 0.5%
Concho Resources, Inc. (A)	45,241	4,571,151

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	73,416	6,923,863

Pharmaceuticals - 5.9%
Allergan PLC (A)	56,090	15,033,803
Bristol-Myers Squibb Co.	282,516	18,047,122
Merck & Co., Inc.	106,682	5,644,544
Novo Nordisk A/S, ADR	105,907	5,739,100
Shire PLC, Class B, ADR (B)	40,223	6,914,334

		51,378,903

Professional Services - 1.5%
Equifax, Inc.	38,340	4,381,879
Nielsen Holdings PLC	92,866	4,890,323
Verisk Analytics, Inc., Class A (A)	49,010	3,916,879

		13,189,081

Real Estate Investment Trusts - 0.7%
American Tower Corp., Class A	56,898	5,824,648

Road & Rail - 0.7%
Hertz Global Holdings, Inc. (A)	232,092	2,443,929
JB Hunt Transport Services, Inc.	44,310	3,732,674

		6,176,603

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Ltd.	25,320	3,911,940
NVIDIA Corp. (B)	9,712	346,038
NXP Semiconductors NV (A)	53,997	4,377,537
Skyworks Solutions, Inc.	43,114	3,358,581

		11,994,096

Software - 8.5%
Adobe Systems, Inc. (A)	142,564	13,372,503

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Atlassian Corp. PLC, Class A (A)	6,518	$ 163,928
Intuit, Inc.	31,750	3,302,317
Microsoft Corp.	485,938	26,838,356
Red Hat, Inc. (A)	93,028	6,931,516
salesforce.com, Inc. (A)	172,466	12,733,165
ServiceNow, Inc. (A) (B)	40,614	2,484,765
Splunk, Inc. (A) (B)	74,312	3,636,086
Workday, Inc., Class A (A) (B)	64,527	4,958,255

		74,420,891

Specialty Retail - 7.3%
Advance Auto Parts, Inc.	36,507	5,853,533
Home Depot, Inc.	40,247	5,370,157
Industria de Diseno Textil SA	294,020	9,891,423
L Brands, Inc.	31,277	2,746,433
Lowe’s Cos., Inc.	104,491	7,915,193
Michaels Cos., Inc. (A)	125,060	3,497,928
O’Reilly Automotive, Inc. (A)	32,720	8,954,155
Ross Stores, Inc.	86,586	5,013,330
TJX Cos., Inc.	185,817	14,558,762

		63,800,914

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	359,978	39,234,002

Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc., Class B	347,652	21,370,168
Under Armour, Inc., Class A (A) (B)	79,797	6,769,180

		28,139,348

Tobacco - 1.1%
Altria Group, Inc.	150,717	9,443,927

Total Common Stocks (Cost $688,788,233)		869,528,243

SECURITIES LENDING COLLATERAL - 9.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	80,417,820	80,417,820

Total Securities Lending Collateral (Cost $80,417,820)		80,417,820

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $7,112,809 on 04/01/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.63% - 0.88%, due 02/22/2017 - 06/30/2017, and with a total value of $7,258,725.	$ 7,112,803	7,112,803

Total Repurchase Agreement (Cost $7,112,803)		7,112,803

Total Investments (Cost $776,318,856) (D)		957,058,866
Net Other Assets (Liabilities) - (9.1)%		(79,812,097)

Net Assets - 100.0%		$ 877,246,769

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$849,379,205	$20,149,038	$—	$869,528,243
Securities Lending Collateral	80,417,820	—	—	80,417,820
Repurchase Agreement	—	7,112,803	—	7,112,803

Total Investments	$929,797,025	$27,261,841	$—	$957,058,866

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $78,688,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $776,318,856. Aggregate gross unrealized appreciation and depreciation for all securities is $203,871,508 and $23,131,498, respectively. Net unrealized appreciation for tax purposes is $180,740,010.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 0.4%
BWX Technologies, Inc.	95,000	$ 3,188,200

Airlines - 0.9%
Alaska Air Group, Inc. (A)	27,000	2,214,540
Copa Holdings SA, Class A (A)	75,700	5,128,675

		7,343,215

Banks - 4.4%
CIT Group, Inc. (A)	237,300	7,363,419
Citizens Financial Group, Inc.	148,336	3,107,639
Fifth Third Bancorp	310,162	5,176,604
First Republic Bank, Class A	118,606	7,903,904
Huntington Bancshares, Inc., Class A (A)	168,585	1,608,301
M&T Bank Corp.	56,935	6,319,785
SunTrust Banks, Inc.	138,385	4,992,931
Zions Bancorporation (A)	42,640	1,032,314

		37,504,897

Beverages - 0.9%
Constellation Brands, Inc., Class A	23,696	3,580,228
Dr. Pepper Snapple Group, Inc.	50,178	4,486,917

		8,067,145

Biotechnology - 0.5%
United Therapeutics Corp. (A) (B)	39,300	4,379,199

Building Products - 0.5%
Fortune Brands Home & Security, Inc. (A)	68,721	3,851,125

Capital Markets - 2.0%
Ameriprise Financial, Inc.	25,710	2,416,997
Invesco, Ltd.	108,085	3,325,775
Legg Mason, Inc.	47,279	1,639,636
Northern Trust Corp.	38,043	2,479,262
Raymond James Financial, Inc.	44,160	2,102,458
T. Rowe Price Group, Inc.	63,572	4,669,999

		16,634,127

Chemicals - 0.6%
Airgas, Inc.	6,566	930,008
Albemarle Corp. (A)	23,953	1,531,316
Sherwin-Williams Co.	9,318	2,652,555

		5,113,879

Commercial Services & Supplies - 0.4%
ADT Corp.	77,353	3,191,585

Communications Equipment - 1.7%
ARRIS International PLC (A) (B)	234,300	5,370,156
CommScope Holding Co., Inc. (A) (B)	97,828	2,731,358
EchoStar Corp., Class A (B)	137,824	6,104,225

		14,205,739

Consumer Finance - 1.0%
Ally Financial, Inc. (B)	137,604	2,575,947
Navient Corp.	524,900	6,283,053

		8,859,000

Containers & Packaging - 3.2%
Ball Corp. (A)	85,571	6,100,357
Bemis Co., Inc.	100,000	5,178,000

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Rexam PLC, ADR (A)	138,488	$ 6,273,506
Silgan Holdings, Inc.	89,912	4,780,621
WestRock Co.	123,508	4,820,517

		27,153,001

Distributors - 0.5%
Genuine Parts Co.	46,942	4,664,157

Diversified Consumer Services - 0.6%
H&R Block, Inc. (A)	204,600	5,405,532

Electric Utilities - 3.8%
Edison International	57,369	4,124,258
PPL Corp.	307,200	11,695,104
Westar Energy, Inc., Class A	151,013	7,491,755
Xcel Energy, Inc.	225,670	9,437,519

		32,748,636

Electrical Equipment - 1.5%
AMETEK, Inc., Class A	75,916	3,794,282
Hubbell, Inc.	44,272	4,689,733
Regal Beloit Corp.	61,632	3,888,363

		12,372,378

Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp., Class A	71,221	4,117,998
Arrow Electronics, Inc. (B)	109,453	7,049,868
Avnet, Inc.	123,400	5,466,620

		16,634,486

Energy Equipment & Services - 0.5%
Nabors Industries, Ltd.	457,600	4,209,920

Food & Staples Retailing - 2.3%
Kroger Co.	132,569	5,070,764
Rite Aid Corp. (B)	246,954	2,012,675
Sysco Corp. (A)	115,600	5,401,988
Whole Foods Market, Inc. (A)	240,400	7,478,844

		19,964,271

Food Products - 1.7%
ConAgra Foods, Inc.	100,300	4,475,386
Hershey Co. (A)	15,591	1,435,775
Kellogg Co.	90,300	6,912,465
TreeHouse Foods, Inc. (B)	17,000	1,474,750

		14,298,376

Gas Utilities - 1.0%
National Fuel Gas Co. (A)	69,390	3,472,969
Questar Corp.	191,006	4,736,949

		8,209,918

Health Care Equipment & Supplies - 0.7%
DENTSPLY SIRONA, Inc.	90,802	5,596,127

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp., Class A	52,662	4,557,896
Cardinal Health, Inc.	78,500	6,433,075
Cigna Corp.	31,826	4,367,800
Henry Schein, Inc. (A) (B)	19,346	3,339,700
Humana, Inc., Class A	25,945	4,746,638
Laboratory Corp. of America Holdings (B)	94,100	11,021,933
MEDNAX, Inc. (B)	103,900	6,714,018
Universal Health Services, Inc., Class B	23,117	2,883,152

		44,064,212

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.1%
Aramark	135,300	$ 4,481,136
Hilton Worldwide Holdings, Inc.	95,068	2,140,931
Marriott International, Inc., Class A (A)	40,786	2,903,148

		9,525,215

Household Durables - 1.6%
Jarden Corp. (B)	103,186	6,082,815
Mohawk Industries, Inc. (B)	38,864	7,419,137

		13,501,952

Household Products - 0.2%
Energizer Holdings, Inc.	41,126	1,666,014

Independent Power and Renewable Electricity Producers - 0.8%
Talen Energy Corp. (A) (B)	723,425	6,510,825

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	50,491	5,023,854

Insurance - 11.7%
Alleghany Corp. (B)	26,314	13,057,007
Allstate Corp.	155,300	10,462,561
Assured Guaranty, Ltd.	174,400	4,412,320
Chubb, Ltd.	16,713	1,991,354
Fairfax Financial Holdings, Ltd.	15,500	8,680,000
FNF Group (A)	222,100	7,529,190
Hartford Financial Services Group, Inc.	109,642	5,052,303
Loews Corp.	403,331	15,431,444
Marsh & McLennan Cos., Inc.	92,458	5,620,522
Progressive Corp.	320,095	11,248,138
Unum Group	111,290	3,441,087
Willis Towers Watson PLC	56,147	6,662,403
WR Berkley Corp. (A)	21,952	1,233,702
XL Group PLC, Class A	119,390	4,393,552

		99,215,583

Internet & Catalog Retail - 1.6%
Expedia, Inc. (A)	47,339	5,104,091
Liberty Ventures, Series A (B)	227,000	8,880,240

		13,984,331

Internet Software & Services - 0.1%
Match Group, Inc. (A) (B)	72,312	799,771

IT Services - 2.7%
Amdocs, Ltd.	113,000	6,827,460
Computer Sciences Corp.	140,200	4,821,478
Jack Henry & Associates, Inc.	63,285	5,352,012
Western Union Co. (A)	301,600	5,817,864

		22,818,814

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc., Class A (B)	45,444	6,213,104

Machinery - 1.3%
IDEX Corp.	56,103	4,649,817
Rexnord Corp. (B)	120,601	2,438,552
Snap-on, Inc.	25,262	3,965,881

		11,054,250

Media - 6.3%
AMC Networks, Inc., Class A (B)	48,000	3,117,120
CBS Corp., Class B	49,901	2,749,046
Discovery Communications, Inc., Class C (B)	301,800	8,148,600

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
DISH Network Corp., Class A (B)	74,155	$ 3,430,410
Liberty Media Corp., Class C (B)	259,500	9,884,355
Madison Square Garden Co., Class A (B)	55,146	9,174,089
MSG Networks, Inc., Class A (B)	272,600	4,713,254
News Corp., Class A	77,900	994,783
News Corp., Class B (A)	519,100	6,878,075
TEGNA, Inc.	122,361	2,870,589
Time, Inc.	78,158	1,206,760

		53,167,081

Multi-Utilities - 5.1%
Alliant Energy Corp.	131,700	9,782,676
CenterPoint Energy, Inc.	234,907	4,914,255
CMS Energy Corp.	263,566	11,185,741
SCANA Corp. (A)	61,400	4,307,210
Sempra Energy	20,156	2,097,232
WEC Energy Group, Inc. (A)	187,620	11,270,333

		43,557,447

Multiline Retail - 1.0%
Kohl’s Corp.	119,037	5,548,315
Nordstrom, Inc. (A)	57,534	3,291,520

		8,839,835

Oil, Gas & Consumable Fuels - 3.7%
Columbia Pipeline Group, Inc.	283,868	7,125,087
Energen Corp.	211,283	7,730,845
EQT Corp.	106,638	7,172,472
Marathon Petroleum Corp.	150,100	5,580,718
PBF Energy, Inc., Class A	81,684	2,711,909
Southwestern Energy Co. (A) (B)	187,239	1,511,018

		31,832,049

Personal Products - 0.4%
Edgewell Personal Care Co.	43,386	3,493,875

Professional Services - 0.3%
Equifax, Inc.	22,196	2,536,781

Real Estate Investment Trusts - 7.8%
American Campus Communities, Inc.	69,547	3,274,968
American Homes 4 Rent, Class A	128,483	2,042,880
Annaly Capital Management, Inc.	1,420,800	14,577,408
AvalonBay Communities, Inc.	25,540	4,857,708
Boston Properties, Inc.	30,528	3,879,498
Brixmor Property Group, Inc.	140,705	3,604,862
Crown Castle International Corp.	63,000	5,449,500
Essex Property Trust, Inc.	6,377	1,491,325
General Growth Properties, Inc.	101,166	3,007,665
HCP, Inc.	66,032	2,151,322
Kimco Realty Corp.	172,737	4,971,371
LaSalle Hotel Properties (A)	11,900	301,189
Outfront Media, Inc.	107,858	2,275,804
Rayonier, Inc. (A)	100,031	2,468,765
Regency Centers Corp.	40,529	3,033,596
Vornado Realty Trust, Class A	45,384	4,285,611
Weyerhaeuser Co.	105,366	3,264,239
WP Carey, Inc. (A)	19,249	1,198,058

		66,135,769

Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc., Class A	66,741	3,950,400
KLA-Tencor Corp.	46,566	3,390,470

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (B)	489,200	$ 5,121,924
Xilinx, Inc.	39,457	1,871,446

		14,334,240

Software - 2.7%
CA, Inc.	203,400	6,262,686
Citrix Systems, Inc. (B)	55,100	4,329,758
Synopsys, Inc. (B)	254,690	12,337,184

		22,929,628

Specialty Retail - 3.4%
Abercrombie & Fitch Co., Class A	66,400	2,094,256
AutoZone, Inc. (B)	5,796	4,617,615
Bed Bath & Beyond, Inc. (A) (B)	203,194	10,086,550
Best Buy Co., Inc. (A)	122,932	3,987,914
Gap, Inc., Class A (A)	145,798	4,286,461
Tiffany & Co. (A)	53,081	3,895,084

		28,967,880

Technology Hardware, Storage & Peripherals - 1.8%
NetApp, Inc. (A)	309,000	8,432,610
Western Digital Corp. (A)	140,500	6,637,220

		15,069,830

Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (A) (B)	104,100	4,624,122
Michael Kors Holdings, Ltd. (B)	72,700	4,140,992
PVH Corp.	40,599	4,021,737
VF Corp.	28,318	1,833,874

		14,620,725

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp., Class B (A) (B)	449,851	1,111,132

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A (A)	54,835	4,184,459

Total Common Stocks (Cost $706,766,218)		808,753,569

SECURITIES LENDING COLLATERAL - 14.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	126,908,404	126,908,404

Total Securities Lending Collateral (Cost $126,908,404)		126,908,404

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $44,261,877 on 04/01/2016. Collateralized by U.S. Government Obligations, 0.88%, due 12/31/2016, and with a total value of $45,148,675.	$ 44,261,840	44,261,840

Total Repurchase Agreement (Cost $44,261,840)		44,261,840

Total Investments (Cost $877,936,462) (D)		979,923,813
Net Other Assets (Liabilities) - (15.3)%		(129,931,755)

Net Assets - 100.0%		$ 849,992,058

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$808,753,569	$—	$—	$808,753,569
Securities Lending Collateral	126,908,404	—	—	126,908,404
Repurchase Agreement	—	44,261,840	—	44,261,840

Total Investments	$935,661,973	$44,261,840	$—	$979,923,813

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $123,988,393. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $877,936,462. Aggregate gross unrealized appreciation and depreciation for all securities is $139,600,028 and $37,612,677, respectively. Net unrealized appreciation for tax purposes is $101,987,351.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.8%
B/E Aerospace, Inc. (A)	40,788	$ 1,881,143
Spirit Aerosystems Holdings, Inc., Class A (B)	41,623	1,888,019

		3,769,162

Airlines - 1.8%
JetBlue Airways Corp. (A) (B)	86,990	1,837,229

Banks - 5.1%
CIT Group, Inc.	62,894	1,951,601
Comerica, Inc., Class A	43,210	1,636,363
First Republic Bank, Class A	23,238	1,548,580

		5,136,544

Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc. (B)	27,402	2,260,117

Chemicals - 2.2%
RPM International, Inc.	46,381	2,195,213

Communications Equipment - 6.5%
F5 Networks, Inc., Class B (B)	25,526	2,701,927
Harris Corp.	21,942	1,708,404
Motorola Solutions, Inc.	27,900	2,112,030

		6,522,361

Construction Materials - 2.0%
Eagle Materials, Inc.	29,197	2,047,002

Consumer Finance - 4.7%
Ally Financial, Inc. (A) (B)	120,387	2,253,645
Discover Financial Services	48,485	2,468,856

		4,722,501

Diversified Consumer Services - 2.9%
ServiceMaster Global Holdings, Inc. (B)	77,009	2,901,699

Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc. (B)	23,504	1,242,186

Food & Staples Retailing - 2.9%
Rite Aid Corp. (B)	359,128	2,926,893

Food Products - 3.1%
WhiteWave Foods Co., Class A (A) (B)	76,110	3,093,110

Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (B)	32,592	2,369,112
Boston Scientific Corp. (B)	106,380	2,001,008

		4,370,120

Health Care Providers & Services - 9.3%
Cardinal Health, Inc.	22,584	1,850,759
Laboratory Corp. of America Holdings (B)	21,054	2,466,055
Team Health Holdings, Inc. (A) (B)	56,776	2,373,804
Universal Health Services, Inc., Class B	21,157	2,638,701

		9,329,319

Hotels, Restaurants & Leisure - 3.3%
Wyndham Worldwide Corp. (A)	43,413	3,318,056

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 2.0%
Whirlpool Corp.	11,176	$ 2,015,480

Insurance - 2.2%
Hartford Financial Services Group, Inc.	49,054	2,260,408

Internet Software & Services - 1.8%
IAC/InterActiveCorp	37,861	1,782,496

IT Services - 3.3%
Sabre Corp.	113,117	3,271,344

Life Sciences Tools & Services - 2.6%
Bio-Techne Corp.	27,905	2,637,581

Machinery - 1.3%
Ingersoll-Rand PLC	21,013	1,303,016

Media - 2.5%
Starz, Class A (B)	94,890	2,498,454

Multiline Retail - 3.5%
Dollar General Corp.	40,934	3,503,950

Oil, Gas & Consumable Fuels - 3.6%
EQT Corp.	54,247	3,648,653

Pharmaceuticals - 2.9%
Mylan NV (B)	62,429	2,893,584

Professional Services - 2.4%
Equifax, Inc.	20,713	2,367,289

Semiconductors & Semiconductor Equipment - 3.5%
NXP Semiconductors NV (B)	26,639	2,159,624
Skyworks Solutions, Inc.	17,257	1,344,320

		3,503,944

Software - 2.3%
Fortinet, Inc. (B)	76,957	2,357,193

Specialty Retail - 4.4%
Foot Locker, Inc. (A)	45,143	2,911,723
Signet Jewelers, Ltd.	12,220	1,515,647

		4,427,370

Textiles, Apparel & Luxury Goods - 2.3%
Gildan Activewear, Inc., Class A	74,723	2,279,799

Trading Companies & Distributors - 3.7%
Air Lease Corp., Class A (A)	116,119	3,729,742

Total Common Stocks (Cost $97,713,561)		100,151,815

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	16,110,078	16,110,078

Total Securities Lending Collateral (Cost $16,110,078)		16,110,078

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $421,006 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $431,075.

$ 421,006	$ 421,006

Total Repurchase Agreement (Cost $421,006)	421,006

Total Investments (Cost $114,244,645) (D)	116,682,899
Net Other Assets (Liabilities) - (16.0)%	(16,125,672)

Net Assets - 100.0%	$ 100,557,227

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$100,151,815	$—	$—	$100,151,815
Securities Lending Collateral	16,110,078	—	—	16,110,078
Repurchase Agreement	—	421,006	—	421,006

Total Investments	$116,261,893	$421,006	$—	$116,682,899

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $15,713,312. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $114,244,645. Aggregate gross unrealized appreciation and depreciation for all securities is $8,236,891 and $5,798,637, respectively. Net unrealized appreciation for tax purposes is $2,438,254.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Airlines - 1.2%
Hawaiian Holdings, Inc. (A) (B)	16,750	$ 790,432

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (A) (B)	55,207	849,636

Banks - 15.1%
Banc of California, Inc. (B)	53,540	936,950
CenterState Banks, Inc.	58,544	871,720
Glacier Bancorp, Inc.	41,030	1,042,983
Great Southern Bancorp, Inc. (B)	14,432	535,860
Hanmi Financial Corp., Class B	40,210	885,424
International Bancshares Corp.	33,153	817,553
Investors Bancorp, Inc.	88,800	1,033,632
National Bank Holdings Corp., Class A	43,000	876,770
Popular, Inc.	29,150	833,982
Southwest Bancorp, Inc.	31,319	471,351
TriCo Bancshares	29,053	735,622
Triumph Bancorp, Inc. (A) (B)	33,487	530,099
Western Alliance Bancorp (A)	10,400	347,152

		9,919,098

Building Products - 1.3%
Griffon Corp. (B)	55,970	864,736

Capital Markets - 1.3%
Evercore Partners, Inc., Class A	16,580	858,015

Chemicals - 1.5%
Cabot Corp.	19,860	959,834

Commercial Services & Supplies - 2.8%
Deluxe Corp. (B)	19,360	1,209,806
Multi-Color Corp. (B)	11,690	623,662

		1,833,468

Communications Equipment - 2.6%
Ciena Corp. (A) (B)	42,590	810,062
Ixia (A)	73,730	918,676

		1,728,738

Construction & Engineering - 2.0%
EMCOR Group, Inc.	26,540	1,289,844

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (A) (B)	61,020	973,879

Electric Utilities - 1.8%
PNM Resources, Inc.	34,620	1,167,386

Electronic Equipment, Instruments & Components - 2.6%
ePlus, Inc. (A)	11,539	929,005
Orbotech, Ltd. (A)	34,260	814,703

		1,743,708

Energy Equipment & Services - 1.8%
Dril-Quip, Inc., Class A (A) (B)	9,560	578,954
Rowan Cos. PLC, Class A	37,650	606,165

		1,185,119

Food Products - 1.2%
John B Sanfilippo & Son, Inc.	11,860	819,407

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 3.7%
ONE Gas, Inc.	18,642	$ 1,139,026
Southwest Gas Corp.	20,070	1,321,610

		2,460,636

Health Care Equipment & Supplies - 1.1%
Merit Medical Systems, Inc. (A)	39,060	722,219

Health Care Providers & Services - 3.4%
HealthSouth Corp. (B)	17,760	668,309
LHC Group, Inc. (A)	19,200	682,752
Molina Healthcare, Inc. (A) (B)	13,690	882,868

		2,233,929

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands, Inc.	29,520	498,002
Ruth’s Hospitality Group, Inc.	52,970	975,178

		1,473,180

Household Durables - 1.6%
Helen of Troy, Ltd. (A) (B)	10,010	1,037,937

Household Products - 1.1%
Central Garden & Pet Co., Class A (A)	44,379	722,934

Insurance - 6.1%
American Equity Investment Life Holding Co. (B)	57,300	962,640
Employers Holdings, Inc.	40,581	1,141,949
Selective Insurance Group, Inc.	27,473	1,005,787
Stewart Information Services Corp.	25,604	928,913

		4,039,289

Internet Software & Services - 1.3%
j2 Global, Inc. (B)	14,330	882,441

IT Services - 1.5%
Convergys Corp. (B)	34,570	960,009

Leisure Products - 1.4%
Nautilus, Inc., Class A (A)	49,068	947,994

Life Sciences Tools & Services - 1.6%
INC Research Holdings, Inc., Class A (A)	25,770	1,061,982

Machinery - 1.7%
Timken Co.	32,830	1,099,477

Multi-Utilities - 1.8%
Black Hills Corp.	20,010	1,203,201

Oil, Gas & Consumable Fuels - 0.8%
Alon USA Energy, Inc. (B)	50,230	518,374

Paper & Forest Products - 1.1%
Neenah Paper, Inc.	11,750	748,005

Pharmaceuticals - 1.4%
Prestige Brands Holdings, Inc. (A) (B)	17,040	909,766

Professional Services - 1.7%
TrueBlue, Inc. (A)	42,017	1,098,744

Real Estate Investment Trusts - 15.8%
DCT Industrial Trust, Inc.	34,160	1,348,295
DuPont Fabros Technology, Inc.	24,080	975,962
First Industrial Realty Trust, Inc.	43,740	994,648
Highwoods Properties, Inc.	19,200	917,952
Mack-Cali Realty Corp.	30,750	722,625

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Monogram Residential Trust, Inc.	125,501	$ 1,237,440
Ryman Hospitality Properties, Inc.	13,070	672,844
STORE Capital Corp. (B)	41,360	1,070,397
Sun Communities, Inc.	17,150	1,228,111
Urban Edge Properties	48,910	1,263,834

		10,432,108

Semiconductors & Semiconductor Equipment - 1.3%
Rudolph Technologies, Inc. (A)	62,207	849,748

Software - 1.0%
VASCO Data Security International, Inc. (A) (B)	41,200	634,480

Specialty Retail - 2.3%
Caleres, Inc.	23,706	670,643
Urban Outfitters, Inc. (A)	25,930	858,023

		1,528,666

Thrifts & Mortgage Finance - 3.6%
First Defiance Financial Corp., Class A	17,033	654,238
Northwest Bancshares, Inc.	48,680	657,667
Washington Federal, Inc. (B)	48,090	1,089,238

		2,401,143

Trading Companies & Distributors - 2.8%
Aircastle, Ltd. (B)	44,809	996,552
MRC Global, Inc. (A)	62,600	822,564

		1,819,116

Total Common Stocks (Cost $62,194,583)		64,768,678

MASTER LIMITED PARTNERSHIP - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Tallgrass Energy Partners, LP	12,860	492,795

Total Master Limited Partnership (Cost $494,630)		492,795

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	10,554,517	10,554,517

Total Securities Lending Collateral (Cost $10,554,517)		10,554,517

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $2,501,913 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $2,556,375.	$ 2,501,911	2,501,911

Total Repurchase Agreement (Cost $2,501,911)		2,501,911

Total Investments (Cost $75,745,641) (D)		78,317,901
Net Other Assets (Liabilities) - (18.8)%		(12,400,888)

Net Assets - 100.0%		$ 65,917,013

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$64,768,678	$—	$—	$64,768,678
Master Limited Partnership	492,795	—	—	492,795
Securities Lending Collateral	10,554,517	—	—	10,554,517
Repurchase Agreement	—	2,501,911	—	2,501,911

Total Investments	$75,815,990	$2,501,911	$—	$78,317,901

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $10,297,398. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $75,745,641. Aggregate gross unrealized appreciation and depreciation for all securities is $5,219,094 and $2,646,834, respectively. Net unrealized appreciation for tax purposes is $2,572,260.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.6%
Ducommun, Inc. (A)	37,110	$ 565,928
Triumph Group, Inc. (B)	25,155	791,879

		1,357,807

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	21,000	887,670

Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (A)	49,475	761,420
Cooper Tire & Rubber Co.	19,515	722,445
Dana Holding Corp. (B)	59,015	831,522
Modine Manufacturing Co. (A)	56,625	623,441
Superior Industries International, Inc.	31,475	694,968

		3,633,796

Banks - 5.5%
Banc of California, Inc. (B)	48,935	856,363
BBCN Bancorp, Inc.	46,040	699,348
Brookline Bancorp, Inc.	60,610	667,316
Customers Bancorp, Inc. (A)	28,875	682,316
CVB Financial Corp.	47,965	836,989
Eagle Bancorp, Inc. (A)	15,490	743,520
Enterprise Financial Services Corp.	19,615	530,390
Fulton Financial Corp. (B)	58,830	787,145
Great Western Bancorp, Inc.	30,675	836,507
Hanmi Financial Corp., Class B	31,300	689,226
Heartland Financial USA, Inc.	18,320	564,073
Heritage Financial Corp.	31,620	555,563
National Bank Holdings Corp., Class A	39,000	795,210
Pacific Premier Bancorp, Inc. (A)	30,675	655,525
PacWest Bancorp (B)	23,300	865,595
Preferred Bank	16,250	491,563
SVB Financial Group (A)	8,045	820,992
Western Alliance Bancorp (A)	25,430	848,853

		12,926,494

Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. (A) (B)	28,865	675,441
PDL Biopharma, Inc.	219,385	730,552

		1,405,993

Building Products - 0.4%
Universal Forest Products, Inc.	9,720	834,170

Capital Markets - 1.3%
Janus Capital Group, Inc. (B)	53,603	784,212
Legg Mason, Inc.	23,510	815,327
Stifel Financial Corp. (A)	24,955	738,668
Waddell & Reed Financial, Inc., Class A (B)	30,995	729,622

		3,067,829

Chemicals - 2.2%
Cabot Corp.	16,920	817,744
HB Fuller Co.	19,815	841,147
Innospec, Inc.	17,345	752,079
Koppers Holdings, Inc. (A)	30,485	684,998
Kronos Worldwide, Inc. (B)	88,340	505,305

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Minerals Technologies, Inc.	14,750	$ 838,537
Stepan Co.	12,880	712,135

		5,151,945

Commercial Services & Supplies - 3.7%
ACCO Brands Corp. (A)	103,255	927,230
Brady Corp., Class A	29,090	780,776
Brink’s Co.	25,785	866,118
Ennis, Inc.	31,290	611,719
Essendant, Inc. (B)	23,525	751,153
Pitney Bowes, Inc. (B)	40,570	873,878
Quad/Graphics, Inc.	59,665	772,065
R.R. Donnelley & Sons Co. (B)	49,525	812,210
Steelcase, Inc., Class A	57,705	860,959
Tetra Tech, Inc.	27,360	815,875
Viad Corp.	18,850	549,666

		8,621,649

Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	75,066	794,198
Comtech Telecommunications Corp.	26,044	608,648
Digi International, Inc. (A)	57,380	541,093
Extreme Networks, Inc. (A)	226,125	703,249
Harmonic, Inc. (A) (B)	196,598	642,876
Ixia (A)	56,530	704,364
NETGEAR, Inc. (A)	18,995	766,828
Polycom, Inc. (A)	65,277	727,839

		5,489,095

Construction & Engineering - 3.2%
AECOM (A) (B)	26,565	817,936
Aegion Corp., Class A (A)	38,170	805,005
Comfort Systems USA, Inc., Class A	27,275	866,527
EMCOR Group, Inc.	16,255	789,993
Jacobs Engineering Group, Inc. (A)	19,940	868,387
KBR, Inc.	54,775	847,917
MasTec, Inc. (A)	42,615	862,528
Quanta Services, Inc. (A)	36,475	822,876
Tutor Perini Corp. (A) (B)	51,865	805,982

		7,487,151

Consumer Finance - 0.7%
Cash America International, Inc. (B)	22,575	872,298
Navient Corp.	69,580	832,873

		1,705,171

Containers & Packaging - 1.1%
Avery Dennison Corp.	11,925	859,912
Greif, Inc., Class A (B)	29,865	978,079
Sonoco Products Co.	17,250	837,832

		2,675,823

Diversified Consumer Services - 1.9%
American Public Education, Inc. (A)	29,875	616,321
Capella Education Co. (B)	16,158	850,557
DeVry Education Group, Inc. (B)	40,290	695,808
K12, Inc. (A)	66,522	657,903
Regis Corp. (A)	46,520	706,639
Strayer Education, Inc. (A) (B)	16,784	818,220

		4,345,448

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.5%
Inteliquent, Inc.	40,050	$ 642,802
Vonage Holdings Corp. (A)	138,680	633,768

		1,276,570

Electric Utilities - 1.0%
ALLETE, Inc.	14,320	802,922
Great Plains Energy, Inc.	25,935	836,404
OGE Energy Corp. (B)	27,990	801,354

		2,440,680

Electrical Equipment - 0.8%
General Cable Corp. (B)	85,130	1,039,437
Regal Beloit Corp.	14,045	886,099

		1,925,536

Electronic Equipment, Instruments & Components - 5.8%
AVX Corp. (B)	56,340	708,194
Benchmark Electronics, Inc. (A)	36,385	838,674
Celestica, Inc. (A)	56,650	622,017
Coherent, Inc. (A)	8,945	822,045
CTS Corp.	37,535	590,801
DTS, Inc. (A)	24,705	538,075
II-VI, Inc. (A)	34,745	754,314
Insight Enterprises, Inc. (A)	27,150	777,576
Methode Electronics, Inc.	25,080	733,339
MTS Systems Corp.	13,135	799,265
Orbotech, Ltd. (A)	33,155	788,426
Plexus Corp. (A)	21,050	831,896
QLogic Corp. (A)	58,340	784,090
Sanmina Corp. (A)	36,315	849,045
SYNNEX Corp.	7,940	735,165
Tech Data Corp. (A)	10,570	811,459
VeriFone Systems, Inc. (A) (B)	30,110	850,306
Vishay Intertechnology, Inc. (B)	62,555	763,796

		13,598,483

Energy Equipment & Services - 2.7%
Ensco PLC, Class A (B)	87,980	912,353
Hornbeck Offshore Services, Inc. (A) (B)	83,855	832,680
Matrix Service Co. (A)	42,540	752,958
McDermott International, Inc. (A)	215,315	880,638
Nabors Industries, Ltd.	110,905	1,020,326
Rowan Cos. PLC, Class A	55,940	900,634
Superior Energy Services, Inc.	76,270	1,021,255

		6,320,844

Food & Staples Retailing - 1.1%
SpartanNash Co.	27,240	825,644
SUPERVALU, Inc. (A)	144,850	834,336
United Natural Foods, Inc. (A)	24,065	969,820

		2,629,800

Food Products - 1.4%
Darling International, Inc. (A)	85,995	1,132,554
Dean Foods Co. (B)	37,510	649,673
Fresh Del Monte Produce, Inc. (B)	17,620	741,273
Lancaster Colony Corp.	7,475	826,511

		3,350,011

Gas Utilities - 0.4%
Southwest Gas Corp.	12,360	813,906

Health Care Equipment & Supplies - 3.7%
Analogic Corp. (B)	9,465	747,830

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
AngioDynamics, Inc. (A)	50,805	$ 624,393
Anika Therapeutics, Inc. (A)	16,945	757,780
CONMED Corp. (B)	19,465	816,362
ICU Medical, Inc., Class B (A)	7,935	826,034
LeMaitre Vascular, Inc.	36,825	571,524
LivaNova PLC (A)	13,030	703,359
Meridian Bioscience, Inc. (B)	37,005	762,673
Merit Medical Systems, Inc. (A)	40,485	748,568
Natus Medical, Inc. (A)	21,055	809,144
OraSure Technologies, Inc. (A) (B)	110,945	802,132
SurModics, Inc. (A)	25,655	472,309

		8,642,108

Health Care Providers & Services - 6.4%
Aceto Corp.	35,845	844,508
Addus HomeCare Corp. (A) (B)	22,955	394,596
Almost Family, Inc. (A)	18,150	675,906
Amedisys, Inc. (A) (B)	19,650	949,881
Amsurg Corp., Class A (A) (B)	10,680	796,728
Chemed Corp. (B)	5,237	709,352
Cross Country Healthcare, Inc. (A)	57,940	673,842
Healthways, Inc. (A) (B)	72,255	729,053
Kindred Healthcare, Inc. (B)	71,880	887,718
Landauer, Inc. (B)	15,830	523,498
LHC Group, Inc. (A)	20,355	723,824
LifePoint Health, Inc. (A)	11,950	827,537
Magellan Health, Inc. (A)	12,260	832,822
Molina Healthcare, Inc. (A) (B)	12,345	796,129
Owens & Minor, Inc. (B)	19,275	779,096
PharMerica Corp. (A)	33,880	749,087
Triple-S Management Corp., Class B (A) (B)	24,692	613,843
US Physical Therapy, Inc. (B)	16,200	805,626
VCA, Inc. (A)	14,310	825,544
WellCare Health Plans, Inc. (A) (B)	8,235	763,796

		14,902,386

Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (A) (B)	60,520	799,469
Computer Programs & Systems, Inc. (B)	13,935	726,292
HMS Holdings Corp. (A) (B)	55,860	801,591
Omnicell, Inc. (A)	27,725	772,696
Quality Systems, Inc. (B)	48,840	744,322

		3,844,370

Hotels, Restaurants & Leisure - 1.3%
Bob Evans Farms, Inc. (B)	17,580	820,810
Cheesecake Factory, Inc.	15,080	800,597
Isle of Capri Casinos, Inc. (A)	63,075	883,050
Ruby Tuesday, Inc. (A)	108,820	585,452

		3,089,909

Household Durables - 1.4%
Ethan Allen Interiors, Inc. (B)	27,170	864,549
La-Z-Boy, Inc.	30,685	820,517
Tupperware Brands Corp. (B)	15,065	873,469
ZAGG, Inc. (A)	67,925	612,004

		3,170,539

Household Products - 0.4%
Central Garden & Pet Co., Class A (A)	55,535	904,665

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	67,665	880,322

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.3%
American Equity Investment Life Holding Co.	52,365	$ 879,732
Argo Group International Holdings, Ltd.	13,390	768,452
Aspen Insurance Holdings, Ltd.	15,490	738,873
Assurant, Inc.	9,655	744,883
Employers Holdings, Inc.	27,030	760,624
Hanover Insurance Group, Inc.	8,960	808,371
Kemper Corp.	27,495	813,027
Old Republic International Corp.	39,255	717,582
Primerica, Inc. (B)	17,610	784,174
Selective Insurance Group, Inc. (B)	22,220	813,474

		7,829,192

Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (B)	24,765	636,708

Internet Software & Services - 0.9%
DHI Group, Inc. (A)	78,505	633,535
EarthLink Holdings Corp.	117,760	667,699
Monster Worldwide, Inc. (A) (B)	253,975	827,959

		2,129,193

IT Services - 2.6%
CACI International, Inc., Class A (A)	8,310	886,677
Convergys Corp. (B)	28,925	803,247
CSG Systems International, Inc. (B)	19,593	884,820
Hackett Group, Inc.	47,090	712,001
ManTech International Corp., Class A	25,630	819,903
Sykes Enterprises, Inc. (A)	25,633	773,604
TeleTech Holdings, Inc.	21,330	592,121
Teradata Corp. (A) (B)	27,095	710,973

		6,183,346

Leisure Products - 0.4%
Brunswick Corp., Class B	17,595	844,208

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A (A)	5,740	784,773
Bruker Corp.	28,020	784,560
Cambrex Corp. (A)	19,315	849,860
Charles River Laboratories International, Inc. (A)	9,155	695,231
ICON PLC (A)	10,095	758,134
Luminex Corp. (A) (B)	37,805	733,417
PAREXEL International Corp. (A)	12,485	783,184

		5,389,159

Machinery - 3.0%
AGCO Corp. (B)	15,155	753,204
Alamo Group, Inc. (B)	12,835	715,038
Altra Industrial Motion Corp.	28,330	787,007
Federal Signal Corp.	58,375	774,052
FreightCar America, Inc., Class A	51,170	797,229
Joy Global, Inc. (B)	57,030	916,472
Kadant, Inc.	14,480	653,917
Kennametal, Inc. (B)	36,510	821,110
Wabash National Corp. (A) (B)	63,335	836,022

		7,054,051

Media - 0.2%
Harte-Hanks, Inc.	147,340	372,770

Metals & Mining - 2.4%
Commercial Metals Co. (B)	51,805	879,131
Haynes International, Inc.	17,640	643,860

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Kaiser Aluminum Corp.	9,635	$ 814,543
Materion Corp.	21,565	571,041
Reliance Steel & Aluminum Co.	12,070	835,123
Schnitzer Steel Industries, Inc., Class A	49,465	912,135
Steel Dynamics, Inc.	39,455	888,132

		5,543,965

Multi-Utilities - 0.7%
Avista Corp.	19,715	803,977
MDU Resources Group, Inc. (B)	41,930	815,958

		1,619,935

Multiline Retail - 0.4%
Big Lots, Inc. (B)	18,265	827,222

Oil, Gas & Consumable Fuels - 1.6%
Aegean Marine Petroleum Network, Inc.	69,885	529,029
Alon USA Energy, Inc. (B)	76,575	790,254
DHT Holdings, Inc. (B)	129,580	746,381
REX American Resources Corp., Class A (A)	15,255	846,195
Tsakos Energy Navigation, Ltd.	128,270	792,709

		3,704,568

Paper & Forest Products - 0.3%
Domtar Corp.	19,765	800,483

Personal Products - 0.8%
Avon Products, Inc.	204,270	982,539
Medifast, Inc.	25,735	776,939

		1,759,478

Pharmaceuticals - 0.6%
SciClone Pharmaceuticals, Inc. (A)	66,255	728,805
Sucampo Pharmaceuticals, Inc., Class A (A) (B)	58,205	636,181

		1,364,986

Professional Services - 0.6%
Resources Connection, Inc.	41,200	641,072
TrueBlue, Inc. (A)	29,690	776,393

		1,417,465

Real Estate Investment Trusts - 10.2%
ARMOUR Residential REIT, Inc. (B)	38,900	837,517
Ashford Hospitality Trust, Inc.	118,140	753,733
Blackstone Mortgage Trust, Inc., Class A	30,535	820,170
CBL & Associates Properties, Inc.	63,515	755,828
Corrections Corp. of America (B)	25,575	819,679
Cousins Properties, Inc.	88,875	922,522
DiamondRock Hospitality Co.	82,190	831,763
DuPont Fabros Technology, Inc. (B)	20,949	849,063
Dynex Capital, Inc. (B)	89,035	592,083
EPR Properties (B)	12,130	808,101
First Potomac Realty Trust (B)	76,595	693,951
Geo Group, Inc.	25,640	888,939
Gladstone Commercial Corp. (B)	39,660	649,631
Hersha Hospitality Trust, Class A	35,800	763,972
Hospitality Properties Trust	30,880	820,173
Invesco Mortgage Capital, Inc.	66,720	812,650
Lexington Realty Trust (B)	98,085	843,531
Liberty Property Trust, Series C	25,570	855,572
Medical Properties Trust, Inc. (B)	64,870	842,013
MFA Financial, Inc.	110,835	759,220
Parkway Properties, Inc.	51,800	811,188
Piedmont Office Realty Trust, Inc., Class A	40,440	821,336
PS Business Parks, Inc.	8,190	823,177

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
RLJ Lodging Trust (B)	35,300	$ 807,664
Ryman Hospitality Properties, Inc.	15,780	812,354
Saul Centers, Inc.	10,175	539,478
Select Income REIT (B)	36,090	831,874
Senior Housing Properties Trust (B)	46,675	835,016
Tanger Factory Outlet Centers, Inc.	23,495	854,983
Two Harbors Investment Corp.	96,050	762,637

		23,819,818

Road & Rail - 0.7%
ArcBest Corp.	37,545	810,597
YRC Worldwide, Inc. (A) (B)	88,185	821,884

		1,632,481

Semiconductors & Semiconductor Equipment - 2.4%
Cohu, Inc.	45,247	537,534
FormFactor, Inc., Class A (A)	67,345	489,598
MKS Instruments, Inc.	20,550	773,708
NeoPhotonics Corp. (A) (B)	65,740	922,990
Rudolph Technologies, Inc. (A)	55,000	751,300
Sigma Designs, Inc. (A)	75,840	515,712
Silicon Laboratories, Inc. (A)	17,850	802,536
Teradyne, Inc.	35,680	770,331

		5,563,709

Specialty Retail - 6.6%
Aaron’s, Inc.	31,585	792,784
Abercrombie & Fitch Co., Class A (B)	25,970	819,094
American Eagle Outfitters, Inc. (B)	48,895	815,080
Caleres, Inc.	28,200	797,778
Chico’s FAS, Inc.	60,710	805,622
Children’s Place, Inc. (B)	11,340	946,550
Citi Trends, Inc.	26,530	473,030
Express, Inc. (A)	41,475	887,980
Finish Line, Inc., Class A	38,510	812,561
Guess?, Inc. (B)	36,316	681,651
Haverty Furniture Cos., Inc.	26,390	558,412
Hibbett Sports, Inc. (A) (B)	20,960	752,464
Kirkland’s, Inc.	38,235	669,495
Pier 1 Imports, Inc. (B)	146,525	1,027,140
Rent-A-Center, Inc. (B)	51,570	817,384
Select Comfort Corp. (A) (B)	37,440	725,962
Shoe Carnival, Inc.	23,110	623,046
Urban Outfitters, Inc. (A)	28,305	936,612
Vitamin Shoppe, Inc. (A) (B)	26,990	835,610
Zumiez, Inc. (A) (B)	37,385	744,709

		15,522,964

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (A)	17,830	747,255

Textiles, Apparel & Luxury Goods - 1.1%
Culp, Inc.	24,265	636,228
Movado Group, Inc.	25,730	708,347
Perry Ellis International, Inc. (A)	29,355	540,426
Wolverine World Wide, Inc.	39,115	720,498

		2,605,499

Thrifts & Mortgage Finance - 0.2%
First Defiance Financial Corp., Class A	13,725	527,177

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	20,100	872,340

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
DXP Enterprises, Inc. (A)	43,020	$ 755,431
WESCO International, Inc. (A) (B)	17,095	934,584

		2,562,355

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	29,360	514,094

Total Common Stocks (Cost $224,598,723)		228,352,251

MASTER LIMITED PARTNERSHIPS - 0.6%
Capital Markets - 0.3%
Lazard, Ltd., Class A	19,745	766,106

Diversified Financial Services - 0.3%
Compass Diversified Holdings	34,625	541,881

Total Master Limited Partnerships (Cost $1,230,147)		1,307,987

SECURITIES LENDING COLLATERAL - 24.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	57,548,656	57,548,656

Total Securities Lending Collateral (Cost $57,548,656)		57,548,656

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $4,079,785 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $4,165,563.	$ 4,079,782	4,079,782

Total Repurchase Agreement (Cost $4,079,782)		4,079,782

Total Investments (Cost $287,457,308) (D)		291,288,676
Net Other Assets (Liabilities) - (24.5)%		(57,289,095)

Net Assets - 100.0%		$ 233,999,581

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$228,352,251	$—	$—	$228,352,251
Master Limited Partnerships	1,307,987	—	—	1,307,987
Securities Lending Collateral	57,548,656	—	—	57,548,656
Repurchase Agreement	—	4,079,782	—	4,079,782

Total Investments	$287,208,894	$4,079,782	$—	$291,288,676

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $56,012,402. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $287,457,308. Aggregate gross unrealized appreciation and depreciation for all securities is $20,382,477 and $16,551,109, respectively. Net unrealized appreciation for tax purposes is $3,831,368.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Auto Components - 3.2%
Dorman Products, Inc. (A) (B)	13,310	$ 724,330
Drew Industries, Inc.	12,285	791,891
Motorcar Parts of America, Inc. (A) (B)	13,616	517,136

		2,033,357

Banks - 9.6%
BancorpSouth, Inc. (A)	28,080	598,385
Pinnacle Financial Partners, Inc. (A)	34,250	1,680,305
PrivateBancorp, Inc., Class A	53,303	2,057,496
South State Corp. (A)	20,933	1,344,527
Texas Capital Bancshares, Inc. (B)	11,259	432,120

		6,112,833

Biotechnology - 2.4%
Eagle Pharmaceuticals, Inc. (A) (B)	16,250	658,125
Repligen Corp. (A) (B)	32,020	858,776

		1,516,901

Building Products - 4.0%
AAON, Inc. (A)	24,950	698,600
Advanced Drainage Systems, Inc. (A)	31,640	673,932
Trex Co., Inc. (A) (B)	24,010	1,150,799

		2,523,331

Commercial Services & Supplies - 0.2%
Knoll, Inc.	7,229	156,508

Communications Equipment - 1.2%
Ruckus Wireless, Inc. (A) (B)	80,165	786,419

Diversified Financial Services - 3.0%
MarketAxess Holdings, Inc. (A)	15,404	1,922,881

Diversified Telecommunication Services - 2.2%
Cogent Communications Holdings, Inc. (A)	36,011	1,405,509

Food Products - 6.9%
B&G Foods, Inc. (A)	27,650	962,496
Calavo Growers, Inc. (A)	17,277	985,826
J&J Snack Foods Corp.	12,064	1,306,290
TreeHouse Foods, Inc. (A) (B)	12,857	1,115,345

		4,369,957

Health Care Equipment & Supplies - 4.0%
Cantel Medical Corp. (A)	17,780	1,268,781
Neogen Corp. (A) (B)	22,710	1,143,448
Vascular Solutions, Inc. (B)	3,437	111,806

		2,524,035

Health Care Providers & Services - 3.3%
Aceto Corp. (A)	46,359	1,092,218
Providence Service Corp. (A) (B)	19,741	1,008,173

		2,100,391

Health Care Technology - 1.8%
Medidata Solutions, Inc. (A) (B)	30,299	1,172,874

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 5.5%
Popeyes Louisiana Kitchen, Inc. (A) (B)	32,240	$ 1,678,415
Sonic Corp. (A)	51,532	1,811,865

		3,490,280

Internet Software & Services - 2.4%
LogMeIn, Inc. (A) (B)	16,000	807,360
SPS Commerce, Inc. (A) (B)	16,803	721,521

		1,528,881

IT Services - 4.2%
Luxoft Holding, Inc., Class A (A) (B)	10,668	587,060
MAXIMUS, Inc., Class A (A)	39,710	2,090,334

		2,677,394

Life Sciences Tools & Services - 8.3%
Cambrex Corp. (A) (B)	37,959	1,670,196
ICON PLC (B)	29,874	2,243,537
PRA Health Sciences, Inc. (A) (B)	31,460	1,345,230

		5,258,963

Machinery - 1.5%
Proto Labs, Inc. (A) (B)	12,290	947,436

Oil, Gas & Consumable Fuels - 4.0%
Callon Petroleum Co. (A) (B)	76,825	679,901
Matador Resources Co. (A) (B)	31,720	601,411
Memorial Resource Development Corp. (A) (B)	62,380	635,028
PDC Energy, Inc. (A) (B)	11,090	659,301

		2,575,641

Personal Products - 0.3%
Inter Parfums, Inc.	6,260	193,434

Pharmaceuticals - 6.1%
Prestige Brands Holdings, Inc. (A) (B)	37,465	2,000,256
Supernus Pharmaceuticals, Inc. (A) (B)	98,243	1,498,206
Teligent, Inc. (A) (B)	72,819	356,813

		3,855,275

Professional Services - 3.8%
WageWorks, Inc. (A) (B)	47,360	2,396,890

Road & Rail - 2.9%
Knight Transportation, Inc. (A)	39,829	1,041,528
Saia, Inc. (A) (B)	28,437	800,502

		1,842,030

Semiconductors & Semiconductor Equipment - 2.2%
CEVA, Inc. (A) (B)	9,613	216,293
Silicon Laboratories, Inc. (A) (B)	26,765	1,203,354

		1,419,647

Software - 6.3%
BroadSoft, Inc. (B)	7,972	321,670
Callidus Software, Inc. (A) (B)	47,208	787,430
Ellie Mae, Inc. (A) (B)	22,710	2,058,434
Qualys, Inc. (A) (B)	32,510	822,828

		3,990,362

Specialty Retail - 2.5%
Monro Muffler Brake, Inc. (A)	22,084	1,578,344

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 5.8%
G-III Apparel Group, Ltd. (A) (B)	39,150	$ 1,914,044
Steven Madden, Ltd., Class B (A) (B)	48,860	1,809,774

		3,723,818

Total Common Stocks (Cost $54,952,089)		62,103,391

SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	18,256,895	18,256,895

Total Securities Lending Collateral (Cost $18,256,895)		18,256,895

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $1,822,000 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $1,861,956.	$ 1,821,998	1,821,998

Total Repurchase Agreement (Cost $1,821,998)		1,821,998

Total Investments (Cost $75,030,982) (D)		82,182,284
Net Other Assets (Liabilities) - (29.2)%		(18,550,681)

Net Assets - 100.0%		$ 63,631,603

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$62,103,391	$—	$—	$62,103,391
Securities Lending Collateral	18,256,895	—	—	18,256,895
Repurchase Agreement	—	1,821,998	—	1,821,998

Total Investments	$80,360,286	$1,821,998	$—	$82,182,284

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $17,832,963. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $75,030,982. Aggregate gross unrealized appreciation and depreciation for all securities is $10,130,491 and $2,979,189, respectively. Net unrealized appreciation for tax purposes is $7,151,302.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 92.5%
Argentina - 0.6%
Arcos Dorados Holdings, Inc., Class A (A)	597,900	$ 2,242,125

Australia - 2.5%
Asciano, Ltd. (B)	210,913	1,448,611
BHP Billiton PLC, ADR	84,700	1,925,231
Challenger, Ltd. (B)	663,239	4,265,526
Sonic Healthcare, Ltd.	164,400	2,366,672

		10,006,040

Brazil - 1.4%
Localiza Rent a Car SA (C)	199,300	1,647,323
Marfrig Global Foods SA (A) (C)	2,060,000	3,718,215

		5,365,538

Canada - 4.8%
Canadian National Railway Co.	73,300	4,580,580
Fairfax Financial Holdings, Ltd.	7,600	4,254,654
Hudson’s Bay Co. (B)	290,300	4,289,399
Newalta Corp.	178,300	266,334
Suncor Energy, Inc.	201,300	5,606,176

		18,997,143

Chile - 0.7%
Banco Santander Chile, ADR	137,000	2,650,950

China - 2.5%
Fosun International, Ltd.	3,028,536	4,310,111
Minth Group, Ltd.	600,000	1,390,681
Shenzhen Expressway Co., Ltd., Class H	2,226,000	1,954,154
Sinotrans, Ltd., Class H	3,050,000	1,336,797
Universal Health International Group Holding, Ltd.	6,700,000	734,142

		9,725,885

Denmark - 0.7%
Carlsberg A/S, Class B	28,277	2,694,487

France - 6.8%
Arkema SA	46,495	3,490,781
Bollore SA	826,900	3,212,333
Engie SA	305,800	4,746,308
Rexel SA	190,024	2,714,746
Sanofi	63,201	5,095,996
Veolia Environnement SA	200,070	4,819,554
Vivendi SA	138,100	2,904,020

		26,983,738

Germany - 5.8%
Allianz SE, Class A	19,302	3,139,717
Bayer AG	34,031	4,000,176
Merck KGaA	34,200	2,852,945
METRO AG (B)	100,524	3,114,737
SAP SE	42,700	3,454,630
Siemens AG, Class A	41,787	4,429,228
TUI AG	137,400	2,144,305

		23,135,738

Greece - 0.5%
OPAP SA	263,500	1,852,990

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 5.2%
Cheung Kong Property Holdings, Ltd.	437,000	$ 2,811,050
China Mobile, Ltd.	340,000	3,786,860
China Resources Beer Holdings Co., Ltd.	1,260,000	2,322,700
CK Hutchison Holdings, Ltd.	308,000	3,990,280
First Pacific Co., Ltd.	2,650,000	1,981,347
Guangdong Investment, Ltd.	2,322,000	2,939,411
Noble Group, Ltd. (A) (B)	6,990,500	2,282,020
Shun Tak Holdings, Ltd.	1,526,000	507,529

		20,621,197

India - 1.3%
Cairn India, Ltd.	1,617,457	3,789,474
Hindustan Zinc, Ltd.	500,000	1,381,706

		5,171,180

Indonesia - 0.4%
AKR Corporindo Tbk PT	3,250,000	1,703,431

Ireland - 2.5%
DCC PLC	21,000	1,854,916
Ryanair Holdings PLC, ADR	34,860	2,991,685
Smurfit Kappa Group PLC, Class B	195,215	5,031,360

		9,877,961

Israel - 1.2%
Teva Pharmaceutical Industries, Ltd., ADR	85,200	4,559,052

Italy - 3.0%
Eni SpA, Class B	324,215	4,906,692
Mediobanca SpA	372,100	2,680,201
Prysmian SpA	190,138	4,307,687

		11,894,580

Japan - 18.1%
Aisin Seiki Co., Ltd.	92,700	3,492,363
Astellas Pharma, Inc.	179,400	2,385,465
Bridgestone Corp.	39,900	1,490,777
Daiwa Securities Group, Inc.	620,000	3,813,817
Electric Power Development Co., Ltd.	62,200	1,942,627
FANUC Corp.	22,500	3,495,602
FUJIFILM Holdings Corp.	124,200	4,911,939
Hitachi, Ltd. (B)	833,800	3,901,365
Japan Airlines Co., Ltd.	99,500	3,644,222
Komatsu, Ltd.	128,900	2,194,432
Kuraray Co., Ltd.	334,700	4,092,116
Mitsubishi Heavy Industries, Ltd.	615,000	2,284,699
MS&AD Insurance Group Holdings, Inc. (B)	168,700	4,700,726
NEC Corp.	1,533,000	3,854,805
Nippon Telegraph & Telephone Corp.	110,800	4,772,832
ORIX Corp.	374,200	5,338,115
Resona Holdings, Inc.	928,400	3,312,857
SoftBank Group Corp.	81,900	3,904,886
Sony Corp.	189,900	4,881,431
Sumitomo Mitsui Financial Group, Inc. (B)	109,500	3,319,685

		71,734,761

Korea, Republic of - 1.3%
Korean Reinsurance Co.	134,102	1,635,819
SK Telecom Co., Ltd.	18,600	3,391,134

		5,026,953

Macau - 0.5%
MGM China Holdings, Ltd.	1,359,572	2,071,602

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico - 2.4%
Alpek SAB de CV, Class A	1,133,400	$ 1,787,630
Credito Real SAB de CV SOFOM ENR	808,773	1,711,436
Fomento Economico Mexicano SAB de CV, ADR	18,000	1,733,580
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (A)	221,320	1,269,726
Grupo Televisa SAB, ADR	103,000	2,828,380

		9,330,752

Netherlands - 3.8%
Boskalis Westminster	63,294	2,488,008
Delta Lloyd NV (B)	148,334	689,335
Heineken Holding NV, Class A	40,044	3,124,920
Koninklijke Philips NV	175,571	5,001,548
Steinhoff International Holdings NV (B)	582,600	3,821,852

		15,125,663

Nigeria - 0.3%
Guaranty Trust Bank PLC	16,340,000	1,174,063

Panama - 0.2%
Copa Holdings SA, Class A (B)	8,900	602,975

Russian Federation - 0.7%
Lukoil PJSC, ADR	74,980	2,880,357

Singapore - 0.9%
DBS Group Holdings, Ltd.	317,000	3,617,213

Spain - 0.9%
Aena SA (A) (D)	28,700	3,705,019

Sweden - 3.2%
Investor AB, Class B	164,281	5,815,830
Svenska Cellulosa AB SCA, Class B	75,297	2,353,075
Telefonaktiebolaget LM Ericsson, Class B	458,800	4,594,640

		12,763,545

Switzerland - 4.2%
GAM Holding AG (A)	231,177	3,341,855
Nestle SA	60,764	4,540,475
Novartis AG	55,815	4,045,869
UBS Group AG	291,474	4,695,473

		16,623,672

Taiwan - 1.6%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	3,060,618
Mega Financial Holding Co., Ltd.	900,000	640,380
Realtek Semiconductor Corp.	300,000	824,944
Yuanta Financial Holding Co., Ltd.	5,065,510	1,810,010

		6,335,952

Thailand - 1.0%
Thai Union Group PCL, F Shares	6,985,000	4,149,702

Turkey - 0.8%
Tofas Turk Otomobil Fabrikasi AS	371,535	3,014,156

United Kingdom - 11.4%
Aviva PLC	626,375	4,103,215
Barclays PLC	879,600	1,894,987
BGEO Group PLC	33,305	970,079
GKN PLC	884,800	3,670,051
HSBC Holdings PLC	597,200	3,726,077
Imperial Brands PLC	97,194	5,392,547
Inchcape PLC	272,188	2,828,377

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Johnson Matthey PLC	73,224	$ 2,885,807
Kingfisher PLC	781,120	4,226,133
National Grid PLC, Class B	369,084	5,233,114
Sky PLC	324,060	4,766,013
Unilever PLC	118,358	5,358,985

		45,055,385

United States - 1.3%
Flextronics International, Ltd. (A) (B)	430,700	5,194,242

Total Common Stocks (Cost $397,947,515)		365,888,047

PREFERRED STOCKS - 2.8%
Brazil - 0.3%
Itausa - Investimentos Itau SA
5.83% (C) (E)	559,748	1,271,854

Germany - 0.5%
Porsche Automobil Holding SE
4.80% (E)	38,900	2,004,730

Korea, Republic of - 2.0%
Hyundai Motor Co.
6.17% (E)	34,900	3,173,837
Samsung Electronics Co., Ltd.
2.03% (E)	4,886	4,729,628

		7,903,465

Total Preferred Stocks (Cost $13,750,594)		11,180,049

RIGHT - 0.1%
Netherlands - 0.1%
Delta Lloyd NV (A) (B)
Exercise Price EUR 2.85
Expiration Date 03/24/2016	148,334	206,092

Total Right (Cost $886,128)		206,092

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (E)	32,341,880	32,341,880

Total Securities Lending Collateral (Cost $32,341,880)		32,341,880

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $15,862,564 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $16,180,450.	$ 15,862,550	15,862,550

Total Repurchase Agreement (Cost $15,862,550)		15,862,550

Total Investments (Cost $460,788,667) (F)		425,478,618
Net Other Assets (Liabilities) - (7.6)%		(30,001,871)

Net Assets - 100.0%		$ 395,476,747

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	5.4%	$ 22,939,503
Banks	5.3	22,578,145
Industrial Conglomerates	4.7	20,093,612
Insurance	4.3	18,523,466
Diversified Financial Services	4.1	17,606,910
Oil, Gas & Consumable Fuels	4.0	17,182,699
Capital Markets	3.8	16,341,356
Multi-Utilities	3.5	14,798,976
Technology Hardware, Storage & Peripherals	3.2	13,496,372
Food Products	2.9	12,408,392
Chemicals	2.9	12,256,334
Wireless Telecommunication Services	2.6	11,082,880
Media	2.5	10,498,413
Auto Components	2.4	10,043,872
Electronic Equipment, Instruments & Components	2.1	9,095,607
Household Durables	2.0	8,703,283
Hotels, Restaurants & Leisure	1.9	8,311,022
Automobiles	1.9	8,192,723
Machinery	1.9	7,974,733
Road & Rail	1.8	7,676,514
Beverages	1.8	7,552,987
Airlines	1.7	7,238,882
Transportation Infrastructure	1.6	6,928,899
Trading Companies & Distributors	1.6	6,700,197
Food & Staples Retailing	1.3	5,437,437
Tobacco	1.3	5,392,547
Personal Products	1.3	5,358,985
Containers & Packaging	1.2	5,031,360
Diversified Telecommunication Services	1.1	4,772,832
Communications Equipment	1.1	4,594,640
Air Freight & Logistics	1.1	4,549,130
Electrical Equipment	1.0	4,307,687
Multiline Retail	1.0	4,289,399
Specialty Retail	1.0	4,226,133
Semiconductors & Semiconductor Equipment	0.9	3,885,562
Software	0.8	3,454,630
Metals & Mining	0.8	3,306,937
Health Care Providers & Services	0.7	3,100,814
Water Utilities	0.7	2,939,411
Distributors	0.7	2,828,377
Real Estate Management & Development	0.7	2,811,050
Construction & Engineering	0.6	2,488,008
Household Products	0.5	2,353,075
Independent Power and Renewable Electricity Producers	0.5	1,942,627
Consumer Finance	0.4	1,711,436
Energy Equipment & Services	0.1	266,334

Investments, at Value	88.7	377,274,188
Short-Term Investments	11.3	48,204,430

Total Investments	100.0%	$ 425,478,618

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$59,800,668	$306,087,379	$—	$365,888,047
Preferred Stocks	1,271,854	9,908,195	—	11,180,049
Right	—	206,092	—	206,092
Securities Lending Collateral	32,341,880	—	—	32,341,880
Repurchase Agreement	—	15,862,550	—	15,862,550

Total Investments	$93,414,402	$332,064,216	$—	$425,478,618

Transfers (G)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (C)	$—	$5,365,538	$—	$—
Preferred Stocks (C)	—	1,271,854	—	—

Total	$—	$6,637,392	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $30,699,678. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2015.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $3,705,019, representing 0.9% of the Portfolio’s net assets.

(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $460,788,667. Aggregate gross unrealized appreciation and depreciation for all securities is $32,289,857 and $67,599,906, respectively. Net unrealized depreciation for tax purposes is $35,310,049.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Money Market Portfolio (“Money Market”)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Partners Portfolios	Page 1	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

3. (continued)

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2016, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Transamerica Partners Portfolios	Page 2	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

3. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’

Transamerica Partners Portfolios	Page 3	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

3. (continued)

creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2016. Open secured loan participations and assignments at March 31, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2016, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at March 31, 2016, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Partners Portfolios	Page 4	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

4. (continued)

TIPS held at March 31, 2016, if any, are included within the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at March 31, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2016, if any, are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2016.

Open repurchase agreements at March 31, 2016, if any, are included within the Schedule of Investments.

Transamerica Partners Portfolios	Page 5	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$9,278,590	$—	$—	$—	$9,278,590

Total Borrowings	$9,278,590	$—	$—	$—	$9,278,590

Gross amount of recognized liabilities for securities lending transactions					$9,278,590

Inflation-Protected Securities
Securities Lending Transactions
U.S. Government Obligations	$20,294,294	$—	$—	$—	$20,294,294

Total Borrowings	$20,294,294	$—	$—	$—	$20,294,294

Gross amount of recognized liabilities for securities lending transactions					$20,294,294

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$21,423,740	$—	$—	$—	$21,423,740
Foreign Government Obligations	1,518,322	—	—	—	1,518,322
U.S. Government Obligations	853,584	—	—	—	853,584
Preferred Stocks	362,144	—	—	—	362,144
Short-Term U.S. Government Obligations	25,125,405	—	—	—	25,125,405

Total Securities Lending Transactions	$49,283,195	$—	$—	$—	$49,283,195

Total Borrowings	$49,283,195	$—	$—	$—	$49,283,195

Gross amount of recognized liabilities for securities lending transactions					$49,283,195

Balanced
Securities Lending Transactions
Common Stocks	$11,037,880	$—	$—	$—	$11,037,880
Corporate Debt Securities	273,810	—	—	—	273,810

Total Securities Lending Transactions	$11,311,690	$—	$—	$—	$11,311,690

Total Borrowings	$11,311,690	$—	$—	$—	$11,311,690

Gross amount of recognized liabilities for securities lending transactions					$11,311,690

Large Value
Securities Lending Transactions
Common Stocks	$110,443,766	$—	$—	$—	$110,443,766

Total Borrowings	$110,443,766	$—	$—	$—	$110,443,766

Gross amount of recognized liabilities for securities lending transactions					$110,443,766

Large Core
Securities Lending Transactions
Common Stocks	$32,036,153	$—	$—	$—	$32,036,153

Total Borrowings	$32,036,153	$—	$—	$—	$32,036,153

Gross amount of recognized liabilities for securities lending transactions					$32,036,153

Large Growth
Securities Lending Transactions
Common Stocks	$80,417,820	$—	$—	$—	$80,417,820

Total Borrowings	$80,417,820	$—	$—	$—	$80,417,820

Gross amount of recognized liabilities for securities lending transactions					$80,417,820

Transamerica Partners Portfolios	Page 6	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Mid Value
Securities Lending Transactions
Common Stocks	$126,908,404	$—	$—	$—	$126,908,404

Total Borrowings	$126,908,404	$—	$—	$—	$126,908,404

Gross amount of recognized liabilities for securities lending transactions					$126,908,404

Mid Growth
Securities Lending Transactions
Common Stocks	$16,110,078	$—	$—	$—	$16,110,078

Total Borrowings	$16,110,078	$—	$—	$—	$16,110,078

Gross amount of recognized liabilities for securities lending transactions					$16,110,078

Small Value
Securities Lending Transactions
Common Stocks	$10,554,517	$—	$—	$—	$10,554,517

Total Borrowings	$10,554,517	$—	$—	$—	$10,554,517

Gross amount of recognized liabilities for securities lending transactions					$10,554,517

Small Core
Securities Lending Transactions
Common Stocks	$57,548,656	$—	$—	$—	$57,548,656

Total Borrowings	$57,548,656	$—	$—	$—	$57,548,656

Gross amount of recognized liabilities for securities lending transactions					$57,548,656

Small Growth
Securities Lending Transactions
Common Stocks	$18,256,895	$—	$—	$—	$18,256,895

Total Borrowings	$18,256,895	$—	$—	$—	$18,256,895

Gross amount of recognized liabilities for securities lending transactions					$18,256,895

International Equity
Securities Lending Transactions
Common Stocks	$32,265,354	$—	$—	$—	$32,265,354
Rights	76,526	—	—	—	76,526

Total Securities Lending Transactions	$32,341,880	$—	$—	$—	$32,341,880

Total Borrowings	$32,341,880	$—	$—	$—	$32,341,880

Gross amount of recognized liabilities for securities lending transactions					$32,341,880

Transamerica Partners Portfolios	Page 7	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Inflation-capped options: The Portfolios may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to

Transamerica Partners Portfolios	Page 8	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. (continued)

reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of March 31, 2016, transactions in written options are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	72,649	515	25,195	81
Options closed	(25,838)	(83)	(25,195)	(81)
Options expired	(35,518)	(351)	—	—
Options exercised	—	—	—	—

Balance at March 31, 2016	$11,293	81	$—	—

As of March 31, 2016, transactions in written foreign exchange options, written inflation-capped options and swaptions are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$724,955	AUD	—	CHF	2,950,000	EUR	3,545,000	GBP	1,820,000	NZD	4,105,000	USD	53,140,000
Options written	298,563		17,895,000		—		12,310,000		3,640,000		7,860,000		18,755,000
Options closed	(183,359)		(7,190,000)		—		—		(3,640,000)		—		(13,545,000)
Options expired	(206,753)		—		(2,950,000)		(7,385,000)		—		(4,105,000)		(14,805,000)
Options exercised	(249,296)		—		—		—		—		—		(33,120,000)

Balance at March 31, 2016	$384,110	AUD	10,705,000	CHF	—	EUR	8,470,000	GBP	1,820,000	NZD	7,860,000	USD	10,425,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$681,358	AUD	—	CAD	21,675,000	EUR	5,675,000	GBP	—	NZD	—	USD	20,020,000
Options written	690,178		3,625,000		—		—		10,120,000		3,930,000		32,510,000
Options closed	(130,594)		—		(7,225,000)		—		(5,570,000)		—		(2,665,000)
Options expired	(111,509)		—		(14,450,000)		(2,475,000)		—		—		—
Options exercised	(247,138)		—		—		—		—		—		(21,610,000)

Balance at March 31, 2016	$883,295	AUD	3,625,000	CAD	—	EUR	3,200,000	GBP	4,550,000	NZD	3,930,000	USD	28,255,000

Open option contracts at March 31, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash

Transamerica Partners Portfolios	Page 9	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. (continued)

may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open OTC and centrally cleared swap agreements at March 31, 2016, if any, are listed in the Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2016, if any, are listed in the Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at March 31, 2016, if any, are listed in the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest

Transamerica Partners Portfolios	Page 10	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

7. (continued)

payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. NEW ACCOUNTING PRONOUNCEMENT

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

9. SUBSEQUENT EVENT

Effective on or about May 1, 2016, the Board approved changes to the Money Market’s investment objective and principal investment strategies that allow the Portfolio to operate as a government money market fund. Additionally, the Portfolio will change its name to Transamerica Partners Government Money Market Portfolio.

Management has evaluated subsequent events and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Partners Portfolios	Page 11	March 31, 2016 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 25, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 25, 2016